UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10385

Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500 Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis Vice President and Fund Advisor General Counsel of Pacific Life Fund Advisors LLC 700 Newport Center Drive, P.O. Box 9000 Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401

registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form
N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 98.77%

PL Money Market Fund ‘A’	2,520,905	$2,520,905
PL International Value Fund ‘A’	79,357	1,237,174
PL Large-Cap Value Fund ‘A’	41,587	567,656
PL Short Duration Bond Fund ‘A’	919,649	9,122,915
PL Growth LT Fund ‘A’	40,881	590,729
PL Mid-Cap Value Fund ‘A’	79,482	897,346
PL Large-Cap Growth Fund ‘A’ *	54,082	573,271
PL International Large-Cap Fund ‘A’	33,312	572,963
PL Main Street® Core Fund ‘A’	141,884	1,742,335
PL Managed Bond Fund ‘A’	946,019	9,743,993
PL Inflation Managed Fund ‘A’	590,359	5,992,146
PL Comstock Fund ‘A’	106,065	1,510,365

Total Mutual Funds (Cost $33,589,276)		35,071,798

TOTAL INVESTMENTS - 98.77% (Cost $33,589,276)		35,071,798

OTHER ASSETS & LIABILITIES, NET - 1.23%		436,779

NET ASSETS - 100.00%		$35,508,577

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	70.01%
Affiliated Equity Funds	21.66%
Affiliated Money Market Fund	7.10%

98.77%
Other Assets & Liabilities, Net	1.23%

100.00%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 97.55%

PL Money Market Fund ‘A’	3,703,551	$3,703,551
PL Small-Cap Growth Fund ‘A’	153,683	1,902,597
PL International Value Fund ‘A’	425,049	6,626,514
PL Large-Cap Value Fund ‘A’	282,672	3,858,474
PL Short Duration Bond Fund ‘A’	1,607,428	15,945,691
PL Growth LT Fund ‘A’	208,065	3,006,546
PL Mid-Cap Value Fund ‘A’	377,423	4,261,102
PL Large-Cap Growth Fund ‘A’ *	180,622	1,914,596
PL International Large-Cap Fund ‘A’	322,858	5,553,164
PL Small-Cap Value Fund ‘A’ *	75,219	722,104
PL Main Street Core Fund ‘A’	559,260	6,867,712
PL Managed Bond Fund ‘A’	2,195,765	22,616,383
PL Inflation Managed Fund ‘A’	1,431,643	14,531,172
PL Comstock Fund ‘A’	566,261	8,063,562
PL Mid-Cap Growth Fund ‘A’	247,861	3,123,046

Total Mutual Funds (Cost $95,016,115)		102,696,214

TOTAL INVESTMENTS - 97.55% (Cost $95,016,115)		102,696,214

OTHER ASSETS & LIABILITIES, NET - 2.45%		2,578,106

NET ASSETS - 100.00%		$105,274,320

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	50.43%
Affiliated Equity Funds	43.60%
Affiliated Money Market Fund	3.52%

97.55%
Other Assets & Liabilities, Net	2.45%

100.00%

See Notes to Financial Statements	A-1	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.41%

PL Small-Cap Growth Fund ‘A’	960,034	$11,885,222
PL International Value Fund ‘A’	1,978,942	30,851,712
PL Large-Cap Value Fund ‘A’	1,426,670	19,474,050
PL Short Duration Bond Fund ‘A’	3,960,930	39,292,426
PL Growth LT Fund ‘A’	1,402,633	20,268,050
PL Mid-Cap Value Fund ‘A’	2,196,154	24,794,580
PL Large-Cap Growth Fund ‘A’ *	1,128,346	11,960,471
PL International Large-Cap Fund ‘A’	1,387,312	23,861,761
PL Small-Cap Value Fund ‘A’ *	235,829	2,263,963
PL Main Street Core Fund ‘A’	2,775,074	34,077,907
PL Emerging Markets Fund ‘A’	1,063,458	17,132,313
PL Managed Bond Fund ‘A’	6,135,340	63,194,007
PL Inflation Managed Fund ‘A’	4,727,062	47,979,682
PL Comstock Fund ‘A’	2,458,515	35,009,254
PL Mid-Cap Growth Fund ‘A’	1,967,942	24,796,069
PL Real Estate Fund ‘A’	787,756	10,492,913

Total Mutual Funds (Cost $374,318,659)		417,334,380

TOTAL INVESTMENTS - 99.41% (Cost $374,318,659)		417,334,380

OTHER ASSETS & LIABILITIES, NET - 0.59%		2,455,858

NET ASSETS - 100.00%		$419,790,238

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	63.57%
Affiliated Fixed Income Funds	35.84%

99.41%
Other Assets & Liabilities, Net	0.59%

100.00%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.58%

PL Small-Cap Growth Fund ‘A’	1,779,597	$22,031,416
PL International Value Fund ‘A’	2,779,825	43,337,473
PL Large-Cap Value Fund ‘A’	1,873,602	25,574,669
PL Short Duration Bond Fund ‘A’	1,322,758	13,121,758
PL Growth LT Fund ‘A’	2,154,167	31,127,717
PL Mid-Cap Value Fund ‘A’	2,900,906	32,751,230
PL Large-Cap Growth Fund ‘A’ *	1,257,603	13,330,597
PL International Large-Cap Fund ‘A’	2,284,474	39,292,952
PL Small-Cap Value Fund ‘A’ *	413,842	3,972,882
PL Main Street Core Fund ‘A’	3,549,088	43,582,800
PL Emerging Markets Fund ‘A’	1,484,463	23,914,692
PL Managed Bond Fund ‘A’	3,837,548	39,526,742
PL Inflation Managed Fund ‘A’	3,268,719	33,177,498
PL Comstock Fund ‘A’	2,909,882	41,436,716
PL Mid-Cap Growth Fund ‘A’	2,527,878	31,851,262
PL Real Estate Fund ‘A’	1,246,654	16,605,430

Total Mutual Funds (Cost $398,691,404)		454,635,834

TOTAL INVESTMENTS - 99.58% (Cost $398,691,404)		454,635,834

OTHER ASSETS & LIABILITIES, NET - 0.42%		1,935,433

NET ASSETS - 100.00%		$456,571,267

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	80.78%
Affiliated Fixed Income Funds	18.80%

99.58%
Other Assets & Liabilities, Net	0.42%

100.00%

See Notes to Financial Statements	A-2	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.59%

PL Small-Cap Growth Fund ‘A’	1,119,021	$13,853,481
PL International Value Fund ‘A’	1,786,922	27,858,107
PL Large-Cap Value Fund ‘A’	1,025,236	13,994,470
PL Growth LT Fund ‘A’	1,433,668	20,716,496
PL Mid-Cap Value Fund ‘A’	1,720,879	19,428,720
PL Large-Cap Growth Fund ‘A’ *	563,752	5,975,768
PL International Large-Cap Fund ‘A’	1,228,951	21,137,955
PL Small-Cap Value Fund ‘A’ *	569,072	5,463,096
PL Main Street Core Fund ‘A’	1,817,887	22,323,654
PL Emerging Markets Fund ‘A’	800,356	12,893,731
PL Comstock Fund ‘A’	1,509,120	21,489,862
PL Mid-Cap Growth Fund ‘A’	1,439,375	18,136,120
PL Real Estate Fund ‘A’	761,660	10,145,307

Total Mutual Funds (Cost $185,021,174)		213,416,767

TOTAL INVESTMENTS - 99.59% (Cost $185,021,174)		213,416,767

OTHER ASSETS & LIABILITIES, NET - 0.41%		882,475

NET ASSETS - 100.00%		$214,299,242

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	99.59%

99.59%
Other Assets & Liabilities, Net	0.41%

100.00%

See Notes to Financial Statements	A-3	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 110.13%

Certificates of Deposit - 3.72%

Bank of Scotland PLC (United Kingdom) 5.331% due 10/27/08 §	$500,000	$500,000
Royal Bank of Canada NY 5.710% due 12/05/07 §	500,000	499,982

		999,982

Commercial Paper - 81.10%

3MCo
4.780% due 10/09/07	300,000	299,681
4.900% due 11/05/07	500,000	497,618
Abbott Laboratories 4.970% due 10/16/07	650,000	648,654
Air Products & Chemicals Inc 4.850% due 10/04/07	800,000	799,677
Archer-Daniels-Midland Co
4.750% due 11/13/07	500,000	497,163
4.780% due 10/23/07	400,000	398,832
Astrazeneca PLC (United Kingdom)
5.450% due 11/05/07	400,000	397,881
5.540% due 12/14/07	450,000	444,876
AT&T Inc 4.750% due 10/31/07	750,000	747,031
E.I. du Pont de Nemours & Co 4.730% due 10/30/07	895,000	891,590
Eaton Corp 4.750% due 10/01/07	740,000	740,000
Electricite de France (France) 5.100% due 10/04/07	900,000	899,617
Hewlett-Packard Co 5.240% due 10/19/07	450,000	448,821
Honeywell International Inc 5.210% due 10/23/07	760,000	757,580
Illinois Tool Works Inc 4.750% due 10/01/07	500,000	500,000
International Business Machines Corp 4.730% due 10/01/07	850,000	850,000
John Deere Capital Corp 5.180% due 11/08/07	650,000	646,446
Johnson & Johnson 5.000% due 10/30/07	750,000	746,979
Kimberly-Clark Worldwide Inc. 4.750% due 10/23/07	700,000	697,968
Medtronic Inc 4.850% due 10/04/07	500,000	499,798
Merck & Co Inc 4.720% due 10/26/07	1,000,000	996,722
National Rural Utilities Cooperative Finance Corp 5.300% due 10/09/07	750,000	749,117
Parker-Hannifin Corp 5.250% due 10/02/07	500,000	499,927
PepsiCo Inc 4.730% due 10/19/07	750,000	748,226
Pitney Bowes Inc 4.720% due 10/16/07	450,000	449,115
Societe Generale North America Inc. 5.000% due 10/01/07	750,000	750,000
Southern Co 4.800% due 10/12/07	500,000	499,267
SYSCO Corp 4.770% due 10/11/07	750,000	749,006
The Coca-Cola Co 4.950% due 10/26/07	800,000	797,250
The Procter & Gamble Co 5.210% due 10/31/07	750,000	746,744
The Target Corp 4.750% due 10/29/07	900,000	896,675

United Parcel Service Inc 5.200% due 10/01/07	680,000	680,000
Wal-Mart Stores Inc 5.020% due 10/23/07	800,000	797,546

		21,769,807

Corporate Notes - 14.88%

Allstate Life Global Funding Trusts 5.794% due 09/11/08 §	500,000	500,000
American Express Bank FSB 5.864% due 09/18/08 §	800,000	800,000
American Honda Finance Corp 5.470% due 02/20/08 ~§	400,000	400,000
Caterpillar Financial Services Corp 5.560% due 02/11/08 §	500,000	500,194
General Electric Capital Corp 4.250% due 01/15/08	546,000	543,740
Toyota Motor Credit Corp 5.591% due 09/05/08 §	750,000	750,000
Wells Fargo & Co 5.764% due 03/10/08 §	500,000	500,175

		3,994,109

U.S. Government Agency Issues - 10.43%

Federal Home Loan Bank
4.700% due 10/03/08	2,000,000	2,000,000
5.250% due 12/26/07	350,000	350,000
5.250% due 02/01/08	450,000	450,000

		2,800,000

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempFund	844	844

Total Short-Term Investments (Amortized Cost $29,564,742)		29,564,742

TOTAL INVESTMENTS - 110.13% (Amortized Cost $29,564,742)		29,564,742

OTHER ASSETS & LIABILITIES, NET - (10.13%)		(2,720,160)

NET ASSETS - 100.00%		$26,844,582

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	81.10%
Corporate Notes	14.88%
U.S. Government Agency Issues	10.43%
Certificates of Deposit	3.72%

110.13%
Other Assets & Liabilities, Net	(10.13%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	A-4	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.21%

Autos & Transportation - 1.68%

AirTran Holdings Inc *	37,300	$367,032
Tenneco Inc *	16,050	497,711

		864,743

Consumer Discretionary - 18.22%

Ameristar Casinos Inc	18,100	508,610
Bally Technologies Inc *	19,100	676,712
bebe Stores Inc	28,200	412,565
Carter’s Inc *	17,300	345,134
Coldwater Creek Inc *	24,900	270,413
Ctrip.com International Ltd ADR (Cayman)	11,450	593,110
DSW Inc ‘A’ *	12,700	319,658
FTI Consulting Inc *	12,250	616,298
GSI Commerce Inc *	18,700	497,420
Iconix Brand Group Inc *	28,100	668,498
Life Time Fitness Inc *	10,700	656,337
LKQ Corp *	19,600	682,275
McCormick & Schmick’s Seafood Restaurants Inc *	17,850	336,115
Orient-Express Hotels Ltd ‘A’ (Bermuda)	700	35,889
Phillips-Van Heusen Corp	9,350	490,688
Physicians Formula Holdings Inc *	22,900	268,617
priceline.com Inc *	7,050	625,688
Scientific Games Corp ‘A’ *	11,400	428,640
TeleTech Holdings Inc *	14,800	353,868
The Geo Group Inc *	20,250	599,603

		9,386,138

Consumer Staples - 1.30%

The Hain Celestial Group Inc *	20,800	668,304

Energy - 5.13%

Carrizo Oil & Gas Inc *	12,800	574,208
Dril-Quip Inc *	12,250	604,538
Mariner Energy Inc *	22,900	474,259
North American Energy Partners Inc * (Canada)	20,200	348,652
Petrobank Energy & Resources Ltd * (Canada)	16,700	639,860

		2,641,517

Financial Services - 10.67%

Affiliated Managers Group Inc *	4,700	599,297
Boston Private Financial Holdings Inc	18,800	523,392
First Mercury Financial Corp	25,200	542,052
First Midwest Bancorp Inc *	11,000	375,760
FirstFed Financial Corp *	7,400	366,670
GFI Group Inc *	6,350	546,862
Greenhill & Co Inc	8,400	512,820
HFF Inc ‘A’ *	22,100	262,327
Signature Bank *	13,950	491,459
Williams Scotsman International Inc *	18,050	500,166
Wintrust Financial Corp	6,050	258,275
Wright Express Corp *	14,100	514,509

		5,493,589

Health Care - 17.92%

Acorda Therapeutics Inc *	14,100	258,735
Adams Respiratory Therapeutics Inc *	12,300	474,042
Allscripts Healthcare Solutions Inc *	24,100	651,423
BioMarin Pharmaceuticals Inc *	11,050	275,145
DexCom Inc *	38,500	384,615
Gen-Probe Inc *	9,150	609,207
Gentiva Health Services Inc *	17,500	336,175
Hologic Inc *	10,700	652,700
Illumina Inc *	10,350	536,958

Inverness Medical Innovations Inc *	8,700	481,284
Kyphon Inc *	5,850	409,500
Omrix Biopharmaceuticals Inc *	15,550	549,071
Onyx Pharmaceuticals Inc *	10,600	461,312
PAREXEL International Corp *	14,400	594,288
Progenics Pharmaceuticals Inc *	16,600	367,026
Psychiatric Solutions Inc *	16,800	659,904
Regeneron Pharmaceuticals Inc *	14,200	252,760
Savient Pharmaceuticals Inc *	21,000	305,550
Thoratec Corp *	20,500	424,145
United Therapeutics Corp *	8,200	545,628

		9,229,468

Integrated Oils - 0.60%

Concho Resources Inc *	20,900	309,529

Materials & Processing - 8.10%

CLARCOR Inc	13,150	449,862
Greif Inc ‘A’	7,700	467,236
RBC Bearings Inc *	15,600	598,260
Silgan Holdings Inc	10,600	569,750
Thompson Creek Metals Co Inc * (Canada)	24,900	549,495
Uranium One Inc * (Canada)	34,100	450,827
URS Corp *	11,100	626,595
Zoltek Cos Inc *	10,550	460,297

		4,172,322

Producer Durables - 7.76%

Actuant Corp ‘A’	8,350	542,500
BE Aerospace Inc *	15,200	631,256
Bucyrus International Inc ‘A’	8,100	590,733
Esterline Technologies Corp *	11,300	644,665
Polycom Inc *	18,300	491,538
SBA Communications Corp ‘A’ *	19,250	679,140
Varian Semiconductor Equipment Associates Inc *	7,750	414,780

		3,994,612

Technology - 22.98%

Acme Packet Inc *	26,900	414,798
American Reprographics Co *	1,950	36,504
ANSYS Inc *	17,600	601,392
Atheros Communications Inc *	19,600	587,412
Cypress Semiconductor Corp *	19,000	554,990
DealerTrack Holdings Inc *	16,000	670,080
Digital River Inc *	10,500	469,875
FormFactor Inc *	10,850	481,415
Foundry Networks Inc *	21,900	389,163
IHS Inc ‘A’ *	12,000	677,880
Mellanox Technologies Ltd * (Israel)	26,700	521,451
NICE Systems Ltd ADR * (Israel)	16,950	607,488
Omniture Inc *	13,000	394,160
ON Semiconductor Corp *	49,550	622,348
SI International Inc *	14,800	422,836
SiRF Technology Holdings Inc *	10,000	213,500
Solera Holdings Inc *	20,450	367,896
Sonus Networks Inc *	68,600	418,460
SunPower Corp ‘A’ *	7,700	637,714
Synaptics Inc *	12,000	573,120
Synchronoss Technologies Inc *	14,600	614,076
Tessera Technologies Inc *	15,000	562,500
TIBCO Software Inc *	42,250	312,228
VeriFone Holdings Inc *	15,500	687,115

		11,838,401

Utilities - 3.85%

Dobson Communications Corp ‘A’ *	40,050	512,240
ITC Holdings Corp	13,550	671,403

See Notes to Financial Statements	A-5	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

NeuStar Inc ‘A’ *	15,900	$545,211
Time Warner Telecom Inc ‘A’ *	11,650	255,951

		1,984,805

Total Common Stocks (Cost $47,365,382)		50,583,428

TOTAL INVESTMENTS - 98.21% (Cost $47,365,382)		50,583,428

OTHER ASSETS & LIABILITIES, NET - 1.79%		923,137

NET ASSETS - 100.00%		$51,506,565

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Technology	22.98%
Consumer Discretionary	18.22%
Health Care	17.92%
Financial Services	10.67%
Materials & Processing	8.10%
Producer Durables	7.76%
Energy	5.13%
Utilities	3.85%
Autos & Transportation	1.68%
Consumer Staples	1.30%
Integrated Oils	0.60%

98.21%
Other Assets & Liabilities, Net	1.79%

100.00%

See Notes to Financial Statements	A-6	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

RIGHTS - 0.15%

Fortis Rights Exp. 10/09/07 *	32,900	$174,518

Total Rights (Cost $192,735)		174,518

COMMON STOCKS - 96.64%

Australia - 4.73%

Australia & New Zealand Banking Group Ltd +	34,100	896,234
BHP Billiton Ltd +	29,300	1,144,114
Macquarie Airports Ltd +	206,598	795,026
National Australia Bank Ltd +	25,322	889,506
QBE Insurance Group Ltd +	29,822	891,174
Zinifex Ltd +	51,000	800,054

		5,416,108

Austria - 1.25%

OMV AG +	6,846	457,796
voestalpine AG +	11,300	976,995

		1,434,791

Belgium - 1.03%

Fortis +	32,900	970,025
KBC Groep NV +	1,527	209,815

		1,179,840

Bermuda - 0.35%

Orient Overseas International Ltd +	42,000	398,104

Canada - 3.74%

Bombardier Inc ‘B’ *	62,200	369,579
Canadian Imperial Bank of Commerce	7,300	729,229
Fairfax Financial Holdings Ltd	1,200	292,589
Gerdau Ameristeel Corp	45,200	535,774
HudBay Minerals Inc *	9,300	240,763
Husky Energy Inc	8,000	333,384
ING Canada Inc	6,100	273,769
Methanex Corp	9,600	241,580
Nexen Inc	28	855
Onex Corp	5,400	198,432
Royal Bank of Canada	8,431	466,623
Teck Cominco Ltd ‘B’	12,600	598,172

		4,280,749

Denmark - 0.79%

Carlsberg AS ‘B’ +	6,650	907,751

Finland - 1.54%

Nokia OYJ +	22,600	857,521
Stora Enso OYJ ‘R’ +	46,500	902,921

		1,760,442

France - 10.50%

Air France-KLM +	8,400	308,576
BNP Paribas +	14,408	1,576,745
Compagnie Generale des Etablissements Michelin ‘B’ +	7,725	1,041,631
Credit Agricole SA +	27,312	1,045,346
France Telecom SA +	28,400	947,976
Lagardere SCA +	11,900	1,013,600

Renault SA +	10,694	1,551,715
Sanofi-Aventis +	17,301	1,466,221
Societe Generale +	8,239	1,386,289
Total SA +	20,756	1,681,920

		12,020,019

Germany - 11.62%

Allianz SE +	8,410	1,958,951
BASF AG +	12,400	1,713,876
DaimlerChrysler AG +	5,000	500,733
Deutsche Bank AG +	10,700	1,374,858
Deutsche Lufthansa AG +	33,900	973,487
Deutsche Telekom AG +	52,300	1,026,934
E.ON AG +	9,832	1,815,186
Epcos AG +	11,573	226,802
Muenchener Rueckversicherungs AG +	9,061	1,739,349
RWE AG +	10,583	1,329,678
Suedzucker AG +	12,900	259,166
TUI AG * +	14,280	383,260

		13,302,280

Greece - 0.44%

Public Power Corp SA +	12,800	506,812

Hong Kong - 0.22%

Sino Land Co Ltd +	103,300	256,216

Italy - 2.52%

Banco Popolare SCARL *	7,600	170,252
Buzzi Unicem SPA +	12,000	311,427
ENI SPA +	46,189	1,705,649
Fondiaria-Sai SPA +	8,700	408,724
Fondiaria-Sai SPA RNC +	4,600	149,733
Italcementi SPA +	6,500	143,905

		2,889,690

Japan - 21.51%

Aisin Seiki Co Ltd +	18,400	731,654
Alps Electric Co Ltd +	27,500	329,521
Canon Inc +	7,800	423,270
Cosmo Oil Co Ltd +	26,000	123,088
Dainippon Ink & Chemicals Inc +	124,000	546,336
EDION Corp +	20,400	226,574
Fujitsu Ltd +	140,000	985,029
Honda Motor Co Ltd +	26,700	889,139
Isuzu Motors Ltd +	125,000	711,146
Itochu Corp +	49,000	591,547
JFE Holdings Inc +	18,800	1,325,887
Kyushu Electric Power Co Inc +	28,400	750,225
Mitsubishi Chemical Holdings Corp +	50,500	438,555
Mitsubishi Corp +	25,300	796,824
Mitsubishi UFJ Financial Group Inc	169	1,486,005
Mitsui & Co Ltd +	40,000	967,355
Mitsui Chemicals Inc +	42,000	414,565
Mitsui OSK Lines Ltd +	69,000	1,110,259
Namco Bandai Holdings Inc +	33,100	479,459
Nippon Mining Holdings Inc +	51,000	508,499
Nippon Telegraph & Telephone Corp +	243	1,129,050
Nippon Yusen Kabushiki Kaisha+	76,000	738,052
Nissan Motor Co Ltd +	111,000	1,107,470
Oki Electric Industry Co Ltd * +	64,000	109,949
ORIX Corp +	4,680	1,060,618
Rengo Co Ltd +	19,000	127,915
Sharp Corp +	57,000	1,030,189
Sony Corp +	6,600	317,265
Sumitomo Mitsui Financial Group Inc +	168	1,303,379

See Notes to Financial Statements	A-7	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

The Tokyo Electric Power Co Inc +	43,200	$1,088,428
Toshiba Corp +	138,000	1,282,361
Tosoh Corp +	43,000	277,604
Toyota Motor Corp +	20,800	1,216,849

		24,624,066

Luxembourg - 1.43%

ArcelorMittal +	20,800	1,639,639

Netherlands - 2.99%

ING Groep NV CVA +	41,021	1,822,946
Koninklijke Ahold NV * +	74,500	1,124,285
Wolters Kluwer NV +	16,048	475,357

		3,422,588

Singapore - 0.33%

Neptune Orient Lines Ltd +	107,000	380,943

Spain - 1.78%

Banco Santander SA +	15,900	309,664
Repsol YPF SA +	26,529	944,007
Telefonica SA +	28,200	787,855

		2,041,526

Sweden - 1.72%

Nordea Bank AB +	32,900	571,170
Svenska Cellulosa AB ‘B’ +	48,200	896,623
Tele2 AB ‘B’ +	23,400	505,073

		1,972,866

Switzerland - 2.44%

Credit Suisse Group +	21,279	1,414,287
Novartis AG +	24,997	1,375,168

		2,789,455

United Kingdom - 25.71%

Antofagasta PLC +	47,900	747,242
Arriva PLC +	15,500	244,399
Associated British Foods PLC +	40,600	665,191
AstraZeneca PLC +	29,822	1,492,620
Aviva PLC +	64,437	966,148
BAE Systems PLC +	122,626	1,232,274
Barclays PLC +	132,283	1,608,075
BP PLC +	105,698	1,222,643
British Airways PLC * +	83,800	655,461
British American Tobacco PLC +	24,700	884,007
British Energy Group PLC +	27,500	298,761
BT Group PLC +	50,600	317,481
Drax Group PLC +	32,600	405,062
DS Smith PLC +	57,900	220,521
Friends Provident PLC +	143,939	505,117
GlaxoSmithKline PLC +	61,000	1,617,906
Greene King PLC +	23,320	420,817
HBOS PLC +	89,031	1,666,081
Home Retail Group PLC +	77,900	591,795
HSBC Holdings PLC (LI) +	14,600	269,625
ITV PLC +	234,540	492,356
Kazakhmys PLC +	9,000	257,612
Lloyds TSB Group PLC +	97,200	1,075,342
Marston’s PLC +	53,696	372,158
Mitchells & Butlers PLC +	32,500	407,194
Pearson PLC +	48,400	748,947
Prudential PLC +	16,645	255,109
Rio Tinto PLC +	2,998	258,028
Royal Dutch Shell PLC ‘A’ (XAMS) +	73,435	3,025,409

Taylor Wimpey PLC +	68,000	383,931
The Royal Bank of Scotland Group PLC +	179,746	1,939,428
Trinity Mirror PLC +	40,800	343,213
Vodafone Group PLC +	697,771	2,515,101
Xstrata PLC +	20,030	1,330,176

		29,435,230

Total Common Stocks (Cost $94,215,987)		110,659,115

TOTAL INVESTMENTS - 96.79% (Cost $94,408,722)		110,833,633

OTHER ASSETS & LIABILITIES, NET - 3.21%		3,674,480

NET ASSETS - 100.00%		$114,508,113

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	28.74%
Materials & Processing	12.55%
Utilities	11.37%
Autos & Transportation	10.97%
Integrated Oils	6.80%
Consumer Discretionary	6.44%
Health Care	5.19%
Multi-Industry	4.42%
Consumer Staples	4.05%
Technology	2.56%
Energy	2.29%
Producer Durables	1.41%

96.79%
Other Assets & Liabilities, Net	3.21%

100.00%

(b) As of September 30, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	25.71%
Japan	21.51%
Germany	11.62%
France	10.50%
Australia	4.73%
Canada	3.74%
Netherlands	2.99%
Italy	2.52%
Switzerland	2.44%
Spain	1.78%
Sweden	1.72%
Finland	1.54%
Luxembourg	1.43%
Austria	1.25%
Belgium	1.18%
Denmark	0.79%
Greece	0.44%
Bermuda	0.35%
Singapore	0.33%
Hong Kong	0.22%

96.79%
Other Assets & Liabilities, Net	3.21%

100.00%

See Notes to Financial Statements	A-8	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(c) Securities with a total aggregate market value of $104,722,109, or 91.45% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(d) The amount of $79,300 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

Long Futures Outstanding	Number of Contracts		Notional Amount	Unrealized Appreciation

Dow Jones EURO STOXX 50 (12/07)	27	EUR	1,138,590	$74,691

See Notes to Financial Statements	A-9	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS PL LARGE-CAP VALUE FUND Schedule of Investments September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.28%

Consumer Discretionary - 17.50%

EchoStar Communications Corp ‘A’ *	22,100	$1,034,501
Kimberly-Clark Corp	17,900	1,257,654
Liberty Media Corp - Capital ‘A’ *	9,250	1,154,677
Liberty Media Corp - Interactive ‘A’ *	44,586	856,497
McDonald’s Corp	31,300	1,704,911
News Corp ‘B’	87,600	2,048,964
Target Corp	13,800	877,266
The Home Depot Inc	24,900	807,756
Time Warner Inc	82,600	1,516,536
Wal-Mart Stores Inc	21,700	947,205

		12,205,967

Consumer Staples - 4.05%

Altria Group Inc	29,400	2,044,182
Kraft Foods Inc ‘A’	22,631	780,996

		2,825,178

Energy - 1.94%

GlobalSantaFe Corp (Cayman)	17,800	1,353,156

Financial Services - 28.14%

Aflac Inc	28,000	1,597,120
American Express Co	31,300	1,858,281
American International Group Inc	10,264	694,360
Bank of America Corp	27,800	1,397,506
Capital One Financial Corp	19,300	1,282,099
Freddie Mac	23,255	1,372,278
JPMorgan Chase & Co	35,500	1,626,610
Loews Corp	37,500	1,813,125
Marsh & McLennan Cos Inc	34,711	885,131
Merrill Lynch & Co Inc	14,740	1,050,667
The Bank of New York Mellon Corp	18,752	827,713
The Chubb Corp	21,580	1,157,551
The Goldman Sachs Group Inc	3,600	780,264
The Travelers Cos Inc	21,800	1,097,412
Wachovia Corp	19,561	980,984
Wells Fargo & Co	33,900	1,207,518

		19,628,619

Health Care - 6.65%

Abbott Laboratories	19,600	1,050,952
Novartis AG ADR (Switzerland)	19,300	1,060,728
UnitedHealth Group Inc	23,700	1,147,791
WellPoint Inc *	17,500	1,381,100

		4,640,571

Integrated Oils - 5.45%

Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	9,900	813,582
Suncor Energy Inc (Canada)	7,245	686,898
Total SA ADR (France)	28,400	2,301,252

		3,801,732

Materials & Processing - 4.01%

Air Products & Chemicals Inc	9,900	967,824
Avery Dennison Corp	14,100	803,982
E.I. du Pont de Nemours & Co	20,700	1,025,892

		2,797,698

Multi-Industry - 6.09%

General Electric Co	61,500	2,546,100
Textron Inc	27,300	1,698,333

		4,244,433

Producer Durables - 4.73%

Raytheon Co	15,300	976,446
The Boeing Co	8,500	892,415
United Technologies Corp	17,800	1,432,544

		3,301,405

Technology - 6.95%

Comverse Technology Inc *	31,600	625,680
International Business Machines Corp	9,100	1,071,980
L-3 Communications Holdings Inc	7,300	745,622
Microsoft Corp	25,500	751,230
Nokia OYJ ADR (Finland)	43,500	1,649,955

		4,844,467

Utilities - 9.77%

AT&T Inc	49,647	2,100,565
Embarq Corp	23,245	1,292,422
Sempra Energy	24,900	1,447,188
SES FDR + (Luxembourg)	10,700	252,286
Sprint Nextel Corp	90,501	1,719,519

		6,811,980

Total Common Stocks (Cost $54,098,475)		66,455,206

SHORT-TERM INVESTMENT - 4.60%

Money Market Fund - 4.60%

BlackRock Liquidity Funds Institutional TempFund	3,210,700	3,210,700

Total Short-Term Investment (Cost $3,210,700)		3,210,700

TOTAL INVESTMENTS - 99.88% (Cost $57,309,175)		69,665,906

OTHER ASSETS & LIABILITIES, NET - 0.12%		84,928

NET ASSETS - 100.00%		$69,750,834

Notes to Schedule of Investments

(a)	As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	28.14%
Consumer Discretionary	17.50%
Utilities	9.77%
Technology	6.95%
Health Care	6.65%
Multi-Industry	6.09%
Integrated Oils	5.45%
Producer Durables	4.73%
Short-Term Investments	4.60%
Consumer Staples	4.05%
Materials & Processing	4.01%
Energy	1.94%

99.88%
Other Assets & Liabilities, Net	0.12%

100.00%

(b) Securities with a total aggregate market value of $252,286, or 0.36% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See Notes to Financial Statements	A-10	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS PL SHORT DURATION BOND FUND Schedule of Investments September 30, 2007 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 9.73%

Autos & Transportation - 0.19%

GATX Financial Corp 5.125% due 04/15/10	$150,000	$151,244

Consumer Discretionary - 0.20%

Time Warner Inc 6.750% due 04/15/11	150,000	156,031

Financial Services - 7.78%

American General Finance Corp 4.875% due 05/15/10	250,000	248,555
ANZ Capital Trust Inc 4.484% due 12/15/53 ~	500,000	487,000
Greater Bay Bancorp 5.125% due 04/15/10	100,000	99,800
ING Capital Funding Trust III 8.439% due 12/29/49 §	250,000	270,640
Kreditanstalt Fuer Wiederaufbau (Germany) 4.500% due 09/21/09	3,400,000	3,398,997
Mizuho JGB Investment LLC 9.870% due 06/30/08 ~ §	300,000	307,950
Morgan Stanley 5.050% due 01/21/11	250,000	247,280
PNC Funding Corp 6.500% due 05/01/08	300,000	302,443
Popular North America Inc 5.200% due 12/12/07	200,000	199,815
The Royal Bank of Scotland Group PLC (United Kingdom) 9.118% due 03/31/10	100,000	107,119
Wachovia Capital Trust III 5.800% due 09/15/99 §	100,000	99,406
Waddell & Reed Financial Inc 5.600% due 01/15/11	150,000	151,876
Washington Mutual Inc 8.250% due 04/01/10	200,000	211,108

		6,131,989

Producer Durables - 0.32%

John Deere Capital Corp 5.400% due 04/07/10	250,000	253,281

Utilities - 1.24%

Comcast Corp 5.850% due 01/15/10	250,000	254,116
Cox Communications Inc 4.625% due 01/15/10	150,000	148,304
Deutsche Telekom International Finance BV (Netherlands) 8.000% due 06/15/10	200,000	214,366
GTE Corp 7.510% due 04/01/09	250,000	258,255
Time Warner Cable Inc 5.400% due 07/02/12 ~	100,000	98,872

		973,913

Total Corporate Bonds & Notes (Cost $7,635,108)		7,666,458

ASSET-BACKED SECURITIES - 1.27%

Chase Issuance Trust 4.960% due 09/17/12 ”	1,000,000	999,902

Total Asset-Backed Securities (Cost $999,902)		999,902

U.S. GOVERNMENT AGENCY ISSUES - 46.50%

Fannie Mae
4.000% due 01/28/08 §	1,300,000	1,296,016
4.750% due 02/01/08	1,300,000	1,299,045
5.125% due 09/02/08 ‡	10,000,000	10,045,920
6.625% due 09/15/09	1,000,000	1,041,818
Federal Farm Credit Bank
3.125% due 02/01/08	1,000,000	994,239
Federal Home Loan Bank
3.500% due 06/23/10	1,900,000	1,854,702
4.000% due 12/03/07 §	1,000,000	997,257
4.650% due 08/22/08	3,000,000	2,997,474
5.125% due 12/29/08	8,000,000	8,065,176
5.125% due 09/10/10	1,000,000	1,018,859
5.250% due 01/16/09	5,000,000	5,043,935
Freddie Mac
4.200% due 12/28/07	1,000,000	998,213
4.480% due 09/19/08	1,000,000	998,944

Total U.S. Government Agency Issues (Cost $36,528,820)		36,651,598

U.S. TREASURY OBLIGATIONS - 35.56%

U.S. Treasury Notes - 35.56%

4.375% due 01/31/08	500,000	500,703
4.500% due 02/15/09	1,000,000	1,007,110
4.500% due 02/15/36	100,000	94,836
4.750% due 02/15/10	200,000	203,469
4.750% due 02/15/37	200,000	197,297
4.875% due 10/31/08	7,200,000	7,265,254
4.875% due 01/31/09	10,500,000	10,623,869
4.875% due 05/15/09	200,000	202,922
4.875% due 08/15/09	7,800,000	7,927,975

Total U.S. Treasury Obligations (Cost $27,687,193)		28,023,435

SHORT-TERM INVESTMENTS - 9.47%

Commercial Paper - 1.75%

Chariot Funding LLC 6.228% due 10/10/07	461,000	460,285
CRC Funding LLC 6.109% due 10/22/07	461,000	459,368
Galleon Capital LLC 5.294% due 11/01/07	461,000	458,908

		1,378,561

See Notes to Financial Statements	A-11	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS PL SHORT DURATION BOND FUND Schedule of Investments (Continued) September 30, 2007 (Unaudited)

	Shares	Value

Money Market Funds - 7.72%

BlackRock Liquidity Funds Institutional TempCash	2,534,132	$2,534,132
BlackRock Liquidity Funds Institutional TempFund	3,551,618	3,551,618

		6,085,750

Total Short-Term Investments (Cost $7,464,311)		7,464,311

TOTAL INVESTMENTS - 102.53% (Cost $80,315,334)		80,805,704

OTHER ASSETS & LIABILITIES, NET - (2.53%)		(1,994,216)

NET ASSETS - 100.00%		$78,811,488

Notes to Schedule of Investments

(a)	As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

U.S. Government Agency Issues	46.50%
U.S. Treasury Obligations	35.56%
Corporate Bonds & Notes	9.73%
Short-Term Investments	9.47%
Asset-Backed Securities	1.27%

102.53%
Other Assets & Liabilities, Net	(2.53%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $110,505 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount	Net Unrealized Appreciation (Depreciation)

Eurodollar (12/07)	2	$2,000,000	$792
Eurodollar (03/08)	4	4,000,000	2,236
Eurodollar (06/08)	4	4,000,000	3,286
Eurodollar (09/08)	4	4,000,000	3,850
Eurodollar (12/08)	2	2,000,000	2,454
Eurodollar (03/09)	2	2,000,000	2,317
Eurodollar (06/09)	2	2,000,000	2,067
U.S. Treasury 2-Year Notes (12/07)	81	16,200,000	69,793
U.S. Treasury 5-Year Notes (12/07)	76	7,600,000	21,886
U.S. Treasury 10- Year Notes (12/07)	13	1,300,000	10,703

Short Futures Outstanding

U.S. Treasury 20-Year Bonds(12/07)	43	4,300,000	(962)

			$118,422

See Notes to Financial Statements	A-12	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.76%

Autos & Transportation - 2.43%

C.H. Robinson Worldwide Inc	16,180	$878,412
Canadian National Railway Co (Canada)	11,124	634,068
FedEx Corp	3,920	410,620

		1,923,100

Consumer Discretionary - 18.28%

Avon Products Inc	19,025	714,008
eBay Inc *	11,855	462,582
Electronic Arts Inc *	19,255	1,078,087
Esprit Holdings Ltd + (Bermuda)	46,600	738,383
Google Inc ‘A’ *	1,870	1,060,795
Harrah’s Entertainment Inc	5,955	517,668
Industria de Diseno Textil SA + (Spain)	12,150	821,271
Lamar Advertising Co ‘A’	12,290	601,841
Liberty Global Inc ‘A’ *	6,626	271,798
Liberty Global Inc ‘C’ *	7,036	272,012
Liberty Media Corp - Interactive ‘A’ *	24,810	476,600
Lululemon Athletica Inc *	8,305	349,059
LVMH Moet Hennessy Louis Vuitton SA + (France)	2,250	269,341
Melco PBL Entertainment (Macau) Ltd ADR * (Cayman)	36,840	607,860
News Corp ‘A’	46,240	1,016,818
Nordstrom Inc r	26,730	1,253,370
Publishing & Broadcasting Ltd + (Australia)	49,391	861,698
Sony Corp + (Japan)	11,625	558,820
Staples Inc	35,832	770,030
Station Casinos Inc	4,325	378,351
Yahoo! Inc *	46,340	1,243,766
YAMADA-DENKI Co Ltd + (Japan)	1,300	128,029

		14,452,187

Consumer Staples - 6.27%

Altria Group Inc	6,381	443,671
Reckitt Benckiser PLC + (United Kingdom)	17,112	1,003,194
Tesco PLC + (United Kingdom)	28,132	252,159
The Coca-Cola Co	12,865	739,351
The Procter & Gamble Co	30,105	2,117,586
Whole Foods Market Inc	8,120	397,555

		4,953,516

Energy - 3.92%

Apache Corp r	4,175	376,001
NRG Energy Inc * r	51,660	2,184,701
Valero Energy Corp r	8,020	538,784

		3,099,486

Financial Services - 15.28%

American Express Co	12,655	751,327
American International Group Inc	14,335	969,763
Berkshire Hathaway Inc ‘B’ *	190	750,880
CME Group Inc	1,470	863,404
Fannie Mae	15,125	919,751
Hang Lung Properties Ltd + (Hong Kong)	116,000	517,907
JPMorgan Chase & Co	45,748	2,096,173
Merrill Lynch & Co Inc	6,710	478,289
Moody’s Corp	5,320	268,128
NewAlliance Bancshares Inc r	24,395	358,119
Paychex Inc	11,425	468,425
Sanlam Ltd + (South Africa)	124,634	404,018
SLM Corp	9,610	477,329
T. Rowe Price Group Inc	7,075	394,007
The Blackstone Group LP *	10,070	252,556
The Western Union Co	26,260	550,672

UBS AG (NYSE) (Switzerland)	16,250	865,313
UBS AG (XVTX) + (Switzerland)	12,878	691,905

		12,077,966

Health Care - 14.10%

Alcon Inc (Switzerland)	3,285	472,777
Amylin Pharmaceuticals Inc *	7,025	351,250
Celgene Corp *	16,525	1,178,398
Coventry Health Care Inc *	26,520	1,649,809
CVS Caremark Corp	43,676	1,730,880
Genzyme Corp *	6,800	421,328
Gilead Sciences Inc *	23,160	946,549
Merck & Co Inc	24,500	1,266,405
Pediatrix Medical Group Inc *	6,560	429,155
Roche Holding AG + (Switzerland)	11,878	2,150,774
Takeda Pharmaceutical Co Ltd + (Japan)	7,900	554,034

		11,151,359

Integrated Oils - 3.99%

Electromagnetic GeoServices AS * + (Norway)	12,420	205,868
EnCana Corp (Canada)	4,965	307,085
Exxon Mobil Corp	23,210	2,148,318
Hess Corp	7,475	497,312

		3,158,583

Materials & Processing - 7.48%

Archer-Daniels-Midland Co	18,025	596,267
Ball Corp	11,425	614,094
Monsanto Co	17,320	1,485,017
Precision Castparts Corp	9,385	1,388,792
Shin-Etsu Chemical Co Ltd + (Japan)	5,800	399,037
Syngenta AG + (Switzerland)	6,602	1,428,347

		5,911,554

Multi-Industry - 2.78%

General Electric Co	53,100	2,198,340

Producer Durables - 7.31%

BAE Systems PLC + (United Kingdom)	48,286	485,228
Crown Castle International Corp *	20,995	853,027
Emerson Electric Co	10,440	555,617
KLA-Tencor Corp	13,040	727,371
Lockheed Martin Corp	7,425	805,538
NVR Inc *	330	155,183
The Boeing Co	20,945	2,199,015

		5,780,979

Technology - 15.93%

Adobe Systems Inc *	9,920	433,107
Akamai Technologies Inc *	2,845	81,737
Apple Inc *	10,930	1,678,192
Ceridian Corp *	18,435	640,432
Cisco Systems Inc *	17,315	573,300
Corning Inc	37,900	934,235
EMC Corp *	58,035	1,207,128
Hewlett-Packard Co	21,635	1,077,207
Marvell Technology Group Ltd * (Bermuda)	15,500	253,735
Nokia OYJ ADR (Finland)	14,295	542,209
Oracle Corp *	43,590	943,724
QUALCOMM Inc	26,430	1,116,932
Research In Motion Ltd * (Canada)	7,725	761,299
Samsung Electronics Co Ltd + (South Korea)	550	344,156
Texas Instruments Inc	48,075	1,759,064
VMware Inc ‘A’ *	2,920	248,200

		12,594,657

See Notes to Financial Statements	A-13	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

Utilities - 1.99%

America Movil SAB de CV ‘L’ ADR (Mexico)	13,525	$865,600
NeuStar Inc ‘A’ *	20,695	709,631

		1,575,231

Total Common Stocks (Cost $63,137,574)		78,876,958

	Principal Amount

SHORT-TERM INVESTMENTS - 2.98%

U.S. Treasury Bills - 0.20%

3.620% due 10/25/07	$35,000	34,916
3.900% due 10/25/07	73,000	72,810
4.170% due 01/24/08	39,000	38,531
4.600% due 11/23/07	11,000	10,943

		157,200

	Shares

Money Market Funds - 2.78%

BlackRock Liquidity Funds Institutional TempCash	1,097,656	1,097,656
BlackRock Liquidity Funds Institutional TempFund	1,097,656	1,097,656

		2,195,312

Total Short-Term Investments
(Cost $2,352,444)		2,352,512

TOTAL INVESTMENTS - 102.74%
(Cost $65,490,018)		81,229,470

OTHER ASSETS & LIABILITIES, NET - (2.74%)		(2,164,869)

NET ASSETS - 100.00%		$79,064,601

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	18.28%
Technology	15.93%
Financial Services	15.28%
Health Care	14.10%
Materials & Processing	7.48%
Producer Durables	7.31%
Consumer Staples	6.27%
Integrated Oils	3.99%
Energy	3.92%
Short-Term Investments	2.98%
Multi-Industry	2.78%
Autos & Transportation	2.43%
Utilities	1.99%

102.74%
Other Assets & Liabilities, Net	(2.74%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $11,814,169, or 14.94% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(d) Forward foreign currency contracts outstanding as of September 30, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Depreciation

Sell	CHF	335,000	11/07	($10,658)
Sell	EUR	25,000	10/07	(2,375)
Sell	EUR	95,000	11/07	(6,838)
Sell	GBP	165,000	10/07	(6,193)
Sell	KRW	71,000,000	10/07	(2,403)
Sell	KRW	6,000,000	02/08	(91)

				($28,558)

(e) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2007	15	$2,904
Call Options Written	334	15,739
Put Options Written	217	14,682
Call Options Expired	(326)	(15,381)
Put Options Expired	(175)	(12,252)

Outstanding, September 30, 2007	65	$5,692

(f) Premiums received and value of written options outstanding as of September 30, 2007:

Description	Number of Contracts	Premium	Value

Put- CBOE NRG Energy Inc Strike @ $35.00 Exp. 10/20/07 Counterparty: Goldman Sachs	9	$306	$68
Put- CBOE Nordstrom Inc Strike @ $40.00 Exp. 10/20/07 Counterparty: Goldman Sachs	9	171	90
Put- CBOE Nordstrom Inc Strike @ $45.00 Exp. 10/20/07 Counterparty: Goldman Sachs	7	714	560
Call- CBOE Apache Corp Strike @ $95.00 Exp. 10/20/07 Counterparty: Goldman Sachs	9	1,053	720
Put- CBOE Newalliance Bancshares Inc Strike @ $12.50 Exp. 11/17/07 Counterparty: Goldman Sachs	8	232	60
Put- CBOE Nordstrom Inc Strike @ $40.00 Exp. 01/19/08 Counterparty: Goldman Sachs	9	1,007	945
Call- CBOE Valero Energy Inc Strike @ $100.00 Exp. 01/16/08 Counterparty: Goldman Sachs	14	2,209	105

		$5,692	$2,548

(g) The amount of $59,063 in cash was segregated with the broker(s)/custodian to cover written call and put option contracts as of September 30, 2007.

See Notes to Financial Statements	A-14	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MID-CAP VALUE FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.57%

Autos & Transportation - 0.86%

YRC Worldwide Inc *	26,160	$714,691

Consumer Discretionary - 16.32%

Brinker International Inc	12,300	337,512
Cintas Corp	44,700	1,658,370
Darden Restaurants Inc	35,200	1,473,472
Foot Locker Inc	89,600	1,373,568
Hanesbrands Inc *	6,300	176,778
Idearc Inc	41,150	1,294,991
J.C. Penney Co Inc	14,100	893,517
Liz Claiborne Inc	55,810	1,915,957
Pacific Sunwear of California Inc *	51,630	764,124
R.H. Donnelley Corp *	20,938	1,172,947
Republic Services Inc	28,135	920,296
Royal Caribbean Cruises Ltd (Liberia)	29,370	1,146,311
The Talbots Inc	20,790	374,220

		13,502,063

Consumer Staples - 6.11%

Coca-Cola Enterprises Inc	69,930	1,693,704
Constellation Brands Inc ‘A’ *	46,800	1,133,028
Pilgrim’s Pride Corp	24,330	844,981
Smithfield Foods Inc *	43,900	1,382,850

		5,054,563

Energy - 8.23%

BJ Services Co	45,400	1,205,370
Foundation Coal Holdings Inc	26,200	1,027,040
Massey Energy Co	43,980	959,644
Patterson-UTI Energy Inc	48,200	1,087,874
Pride International Inc *	24,700	902,785
Sunoco Inc	11,020	779,996
The Williams Cos Inc	24,820	845,369

		6,808,078

Financial Services - 19.08%

AmeriCredit Corp *	31,300	550,254
Ameriprise Financial Inc	16,810	1,060,879
Aon Corp	25,900	1,160,579
CBL & Associates Properties Inc REIT	47,110	1,651,205
First Horizon National Corp	26,510	706,757
Hudson City Bancorp Inc	58,350	897,423
Huntington Bancshares Inc	59,800	1,015,404
Lincoln National Corp	27,724	1,828,952
Marsh & McLennan Cos Inc	33,900	864,450
Marshall & Ilsley Corp	25,400	1,111,758
OneBeacon Insurance Group Ltd (Bermuda)	45,100	971,905
PartnerRe Ltd (Bermuda)	16,096	1,271,423
Public Storage REIT	8,600	676,390
RenaissanceRe Holdings Ltd (Bermuda)	17,040	1,114,586
Willis Group Holdings Ltd (Bermuda)	22,100	904,774

		15,786,739

Health Care - 8.37%

Applera Corp-Applied Biosystems Group	33,300	1,153,512
Barr Pharmaceuticals Inc *	30,950	1,761,365
Hospira Inc *	33,000	1,367,850
Omnicare Inc	34,800	1,152,924
Sepracor Inc *	17,270	474,925
Warner Chilcott Ltd ‘A’ (Bermuda) *	57,000	1,012,890

		6,923,466

Materials & Processing - 6.21%

Ball Corp	25,860	1,389,975
Bemis Co Inc	33,800	983,918
Louisiana-Pacific Corp	57,100	968,987
Masco Corp	53,600	1,241,912
USG Corp *	14,900	559,495

		5,144,287

Multi-Industry - 2.88%

Fortune Brands Inc	10,720	873,573
Textron Inc	24,300	1,511,703

		2,385,276

Producer Durables - 10.71%

Centex Corp	19,600	520,772
Covanta Holding Corp *	49,350	1,209,569
D.R. Horton Inc	50,000	640,500
Dover Corp	35,640	1,815,858
Hubbell Inc ‘B’	24,910	1,422,859
Lexmark International Inc ‘A’ *	31,000	1,287,430
Pitney Bowes Inc	43,240	1,963,961

		8,860,949

Technology - 13.13%

Analog Devices Inc	25,400	918,464
Arrow Electronics Inc *	27,470	1,168,024
Flextronics International Ltd (Singapore) *	194,730	2,177,081
Ingram Micro Inc ‘A’ *	84,390	1,654,888
QLogic Corp *	73,300	985,885
Seagate Technology (Cayman)	47,700	1,220,166
Sun Microsystems Inc *	242,740	1,361,771
Sybase Inc *	59,600	1,378,548

		10,864,827

Utilities - 3.67%

Citizens Communications Co	135,640	1,942,365
NeuStar Inc ‘A’ *	31,900	1,093,851

		3,036,216

Total Common Stocks (Cost $77,114,314)		79,081,155

SHORT-TERM INVESTMENTS - 6.79%

Money Market Funds - 6.79%

BlackRock Liquidity Funds Institutional TempCash	1,812,571	1,812,571
BlackRock Liquidity Funds Institutional TempFund	3,810,404	3,810,404

		5,622,975

Total Short-Term Investments (Cost $5,622,975)		5,622,975

TOTAL INVESTMENTS - 102.36% (Cost $82,737,289)		84,704,130

OTHER ASSETS & LIABILITIES, NET - (2.36%)		(1,956,783)

NET ASSETS - 100.00%		$82,747,347

See Notes to Financial Statements	A-15	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MID-CAP VALUE FUND
Schedule of Investments
September 30, 2007 (Unaudited)

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	19.08%
Consumer Discretionary	16.32%
Technology	13.13%
Producer Durables	10.71%
Health Care	8.37%
Energy	8.23%
Short-Term Investments	6.79%
Materials & Processing	6.21%
Consumer Staples	6.11%
Utilities	3.67%
Multi-Industry	2.88%
Autos & Transportation	0.86%

102.36%
Other Assets & Liabilities, Net	(2.36%)

100.00%

See Notes to Financial Statements	A-16	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.08%

Consumer Discretionary - 14.14%

Amazon.com Inc *	11,569	$1,077,652
Coach Inc *	14,611	690,662
eBay Inc *	21,325	832,102
Google Inc ‘A’ *	2,543	1,442,568
Guess? Inc	8,962	439,407
McDonald’s Corp	12,451	678,206

		5,160,597

Energy - 7.18%

National Oilwell Varco Inc *	4,293	620,339
Schlumberger Ltd (Netherlands)	10,309	1,082,445
Southwestern Energy Co *	8,995	376,441
XTO Energy Inc	8,725	539,554

		2,618,779

Financial Services - 14.95%

American Express Co	9,877	586,397
CME Group Inc	1,410	828,164
Franklin Resources Inc	6,181	788,078
IntercontinentalExchange Inc *	4,367	663,347
Jones Lang LaSalle Inc	2,809	288,653
MasterCard Inc ‘A’	6,064	897,290
Nymex Holdings Inc	3,458	450,162
T. Rowe Price Group Inc	6,477	360,704
The Goldman Sachs Group Inc	2,737	593,217

		5,456,012

Health Care - 14.99%

Celgene Corp *	7,500	534,825
CVS Caremark Corp	21,148	838,095
Gilead Sciences Inc *	12,712	519,539
Merck & Co Inc	16,299	842,495
Schering-Plough Corp	27,899	882,445
St. Jude Medical Inc *	10,960	483,007
Stryker Corp	8,275	568,989
Thermo Fisher Scientific Inc *	13,830	798,268

		5,467,663

Materials & Processing - 10.52%

Freeport-McMoRan Copper & Gold Inc	6,659	698,463
Jacobs Engineering Group Inc *	5,751	434,661
Monsanto Co	11,338	972,120
Precision Castparts Corp	7,322	1,083,510
The Mosaic Co *	12,165	651,071

		3,839,825

Multi-Industry - 3.54%

Foster Wheeler Ltd * (Bermuda)	4,074	534,835
Textron Inc	12,188	758,215

		1,293,050

Producer Durables - 4.88%

Deere & Co	2,795	414,834
Terex Corp *	5,841	519,966
The Boeing Co	8,038	843,910

		1,778,710

Technology - 27.31%

Adobe Systems Inc *	20,228	883,154
Apple Inc *	10,308	1,582,690
Autodesk Inc *	9,217	460,573
Cisco Systems Inc *	43,644	1,445,053

Dell Inc *	30,015	828,414
EMC Corp *	42,015	873,912
Hewlett-Packard Co	20,790	1,035,134
Intel Corp	33,171	857,802
Juniper Networks Inc *	16,499	604,028
NVIDIA Corp *	15,584	564,764
Oracle Corp *	34,260	741,729
VMware Inc ‘A’ *	997	84,745

		9,961,998

Utilities - 1.57%

NII Holdings Inc *	6,971	572,668

Total Common Stocks (Cost $30,192,845)		36,149,302

TOTAL INVESTMENTS - 99.08% (Cost $30,192,845)		36,149,302

OTHER ASSETS & LIABILITIES, NET - 0.92%		335,257

NET ASSETS - 100.00%		$36,484,559

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Technology	27.31%
Health Care	14.99%
Financial Services	14.95%
Consumer Discretionary	14.14%
Materials & Processing	10.52%
Energy	7.18%
Producer Durables	4.88%
Multi-Industry	3.54%
Utilities	1.57%

99.08%
Other Assets & Liabilities, Net	0.92%

100.00%

See Notes to Financial Statements	A-17	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.80%

Australia - 0.42%

QBE Insurance Group Ltd +	13,191	$394,188

Austria - 1.07%

Erste Bank der Oesterreichischen Sparkassen AG+	13,110	999,249

Bermuda - 0.79%

Li & Fung Ltd +	175,200	740,699

Canada - 1.01%

Canadian National Railway Co	16,520	941,640

Czech Republic - 0.56%

Komercni Banka AS +	2,274	528,126

France - 20.64%

AXA SA +	47,500	2,127,249
Credit Agricole SA +	48,703	1,864,071
Gaz de France SA +	17,630	915,358
L’Air Liquide SA +	11,470	1,533,782
L’Oreal SA +	3,660	479,199
Legrand SA +	31,210	1,048,806
LVMH Moet Hennessy Louis Vuitton SA +	23,720	2,839,452
Pernod-Ricard SA +	8,454	1,838,916
Schneider Electric SA +	19,722	2,490,249
Societe Television Francaise 1 SA +	17,119	460,384
Suez SA +	14,200	834,478
Total SA +	27,530	2,230,837
Vivendi +	15,470	653,699

		19,316,480

Germany - 8.15%

Bayer AG +	30,920	2,458,502
Bayerische Motoren Werke AG+	15,210	979,281
Continental AG +	2,863	395,469
E.ON AG +	10,260	1,894,203
Linde AG +	15,260	1,895,454

		7,622,909

India - 0.47%

Satyam Computer Services Ltd ADR	16,900	437,541

Indonesia - 0.42%

P.T. Bank Central Asia Tbk +	586,500	393,640

Italy - 1.47%

Assicurazioni Generali SPA +	11,428	502,299
Intesa Sanpaulo SPA +	113,305	873,536

		1,375,835

Japan - 17.75%

Aeon Credit Service Co Ltd +	32,300	346,148
Asahi Glass Co Ltd +	81,000	1,085,377
Bridgestone Corp +	34,300	755,067
Canon Inc +	45,650	2,477,215
FANUC Ltd +	8,200	832,452

Hirose Electric Co Ltd +	4,200	509,044
Inpex Holdings Inc +	99	1,013,005
Kao Corp +	96,000	2,861,510
Nintendo Co Ltd +	1,200	619,565
Nomura Holdings Inc +	76,300	1,269,334
OMRON Corp +	22,800	600,673
Ricoh Co Ltd +	56,000	1,178,575
The Shizuoka Bank Ltd +	51,000	493,652
Tokyo Gas Co Ltd +	119,640	555,312
Toyota Motor Corp +	34,300	2,006,631

		16,603,560

Netherlands - 2.82%

Heineken NV +	16,630	1,090,899
TNT NV +	36,920	1,546,693

		2,637,592

Singapore - 1.41%

Singapore Telecommunications Ltd +	488,380	1,319,310

South Korea - 1.51%

Samsung Electronics Co Ltd +	2,262	1,415,421

Spain - 0.91%

Banco Bilbao Vizcaya Argentaria SA +	36,340	852,358

Sweden - 0.69%

Telefonaktiebolaget LM Ericsson ‘B’ +	161,240	641,900

Switzerland - 16.23%

Actelion Ltd * +	8,702	481,542
Givaudan SA +	1,640	1,512,892
Julius Baer Holding AG +	17,958	1,340,653
Nestle SA +	9,747	4,369,488
Roche Holding AG +	18,570	3,362,509
Swiss Reinsurance Co +	19,315	1,717,661
UBS AG (XVTX) +	44,724	2,402,916

		15,187,661

Taiwan - 0.72%

Taiwan Semiconductor Manufacturing Co Ltd ADR	66,690	674,903

United Kingdom - 20.05%

BG Group PLC +	24,700	426,723
BHP Billiton PLC +	21,280	761,275
Diageo PLC +	90,920	1,993,540
GlaxoSmithKline PLC +	96,160	2,550,456
HSBC Holdings PLC (LI) +	67,610	1,248,587
Ladbrokes PLC +	112,697	994,159
NEXT PLC +	15,770	632,223
Reckitt Benckiser PLC +	47,914	2,808,967
Royal Dutch Shell PLC ‘A’ (LI) +	42,010	1,727,215
Smiths Group PLC +	64,710	1,415,257
Tesco PLC +	101,537	910,117
William Hill PLC +	118,080	1,551,586
WPP Group PLC +	129,050	1,741,227

		18,761,332

See Notes to Financial Statements	A-18	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

United States - 0.71%

Synthes Inc +	5,940	$664,701

Total Common Stocks (Cost $72,898,587)		91,509,045

Principal Amount

SHORT-TERM INVESTMENTS - 2.04%

Commercial Paper - 2.03%

American Express Credit Corp 5.200% due 10/01/07	$1,898,000	1,898,000

	Shares

Money Market Fund - 0.01%

BlackRock Liquidity Funds Institutional TempCash	11,053	11,053

Total Short-Term Investments (Cost $1,909,053)		1,909,053

TOTAL INVESTMENTS - 99.84% (Cost $74,807,640)		93,418,098

OTHER ASSETS & LIABILITIES, NET - 0.16%		152,314

NET ASSETS - 100.00%		$93,570,412

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	18.54%
Consumer Discretionary	14.51%
Consumer Staples	13.91%
Health Care	10.17%
Technology	8.48%
Materials & Processing	7.26%
Autos & Transportation	7.09%
Utilities	5.89%
Integrated Oils	5.77%
Producer Durables	4.67%
Short-Term Investments	2.04%
Multi-Industry	1.51%

99.84%
Other Assets & Liabilities, Net	0.16%

100.00%

(b) As of September 30, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

France	20.64%
United Kingdom	20.05%
Japan	17.75%
Switzerland	16.23%
Germany	8.15%
Netherlands	2.82%
United States	2.75%
South Korea	1.51%
Italy	1.47%
Singapore	1.41%
Austria	1.07%
Canada	1.01%
Spain	0.91%
Bermuda	0.79%
Taiwan	0.72%
Sweden	0.69%
Czech Republic	0.56%
India	0.47%
Australia	0.42%
Indonesia	0.42%

99.84%
Other Assets & Liabilities, Net	0.16%

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d) Securities with a total aggregate market value of $89,454,961, or 95.60% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See Notes to Financial Statements	A-19	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 92.65%

Autos & Transportation - 9.21%

Arkansas Best Corp	4,400	$143,704
ArvinMeritor Inc	8,800	148,016
Frontline Ltd (Bermuda)	3,000	144,840
Genco Shipping & Trading Ltd	2,300	150,719
General Maritime Corp	3,700	103,267
SkyWest Inc	5,600	140,952
Thor Industries Inc	3,600	161,964
Tidewater Inc	2,000	125,680
Tsakos Energy Navigation Ltd (Bermuda)	2,000	140,820
Werner Enterprises Inc	8,700	149,205

		1,409,167

Consumer Discretionary - 6.81%

Asbury Automotive Group Inc	7,700	152,537
Belo Corp ‘A’	5,700	98,952
Brown Shoe Co Inc	1,300	25,220
CKE Restaurants Inc	9,200	149,132
Ethan Allen Interiors Inc	4,500	147,105
Kellwood Co	4,700	80,135
Kelly Services Inc ‘A’	7,554	149,645
The Cato Corp ‘A’	4,100	83,804
World Fuel Services Corp	3,800	155,078

		1,041,608

Consumer Staples - 5.51%

Pilgrim’s Pride Corp	4,400	152,812
Ruddick Corp	3,500	117,390
Sensient Technologies Corp	5,300	153,011
The J.M. Smucker Co	2,400	128,208
Universal Corp	2,900	141,955
Weis Markets Inc	3,500	149,415

		842,791

Energy - 7.84%

Berry Petroleum Co ‘A’	3,900	154,401
Cabot Oil & Gas Corp	4,000	140,640
Cimarex Energy Co	3,600	134,100
Holly Corp	2,100	125,643
Lufkin Industries Inc	2,600	143,052
Penn Virginia Corp	3,400	149,532
St. Mary Land & Exploration Co	4,300	153,381
Western Refining Inc	4,900	198,842

		1,199,591

Financial Services - 20.87%

Advance America Cash Advance Centers Inc	14,100	150,447
AMCORE Financial Inc	2,600	64,792
American Equity Investment Life Holding Co	14,500	154,425
BancorpSouth Inc	6,000	145,800
Bank of Hawaii Corp	2,800	147,980
CBL & Associates Properties Inc REIT	4,200	147,210
Cullen/Frost Bankers Inc	3,000	150,360
Delphi Financial Group Inc ‘A’	3,700	149,554
Equity One Inc REIT	5,200	141,440
First Industrial Realty Trust Inc REIT	3,900	151,593
Fulton Financial Corp	10,200	146,676
Healthcare Realty Trust Inc REIT	3,700	98,642
Hilb Rogal & Hobbs Co	2,000	86,660
HRPT Properties Trust REIT	14,500	143,405
Infinity Property & Casualty Corp	3,500	140,770
Nationwide Health Properties Inc REIT	4,700	141,611
Old National Bancorp	8,600	142,502
Potlatch Corp REIT	3,300	148,599
Provident Bankshares Corp	4,700	147,251

RLI Corp	2,600	147,472
Susquehanna Bancshares Inc	7,200	144,720
Washington Federal Inc	5,700	149,682
Whitney Holding Corp	5,700	150,366

		3,191,957

Health Care - 2.69%

Invacare Corp	4,100	95,858
Landauer Inc	400	20,384
Owens & Minor Inc	3,800	144,742
West Pharmaceutical Services Inc	3,600	149,976

		410,960

Materials & Processing - 19.67%

Acuity Brands Inc	3,000	151,440
Agnico-Eagle Mines Ltd (Canada)	2,800	139,440
Albany International Corp ‘A’	3,900	146,211
Barnes Group Inc	4,300	137,256
Cleveland-Cliffs Inc	1,800	158,346
Commercial Metals Co	4,700	148,755
Corn Products International Inc	3,000	137,610
Ennis Inc	6,700	147,668
Harsco Corp	2,400	142,248
IAMGOLD Corp (Canada)	17,800	154,326
Lennox International Inc	4,200	141,960
Methanex Corp (Canada)	6,200	157,480
Mueller Industries Inc	4,000	144,560
Quanex Corp	3,300	155,034
Royal Gold Inc	4,300	140,825
RPM International Inc	6,300	150,885
Simpson Manufacturing Co Inc	4,600	146,510
The Lubrizol Corp	2,100	136,626
Universal Forest Products Inc	2,500	74,750
WD-40 Co	4,300	146,802
Westlake Chemical Corp	5,900	149,447

		3,008,179

Multi-Industry - 1.74%

Lancaster Colony Corp	3,900	148,863
Teleflex Inc	1,500	116,880

		265,743

Producer Durables - 7.36%

Applied Industrial Technologies Inc	4,900	151,067
Briggs & Stratton Corp	2,300	57,914
Crane Co	3,000	143,910
Curtiss-Wright Corp	1,100	52,250
Kennametal Inc	1,600	134,368
Lincoln Electric Holdings Inc	1,900	147,459
Regal-Beloit Corp	3,000	143,670
Technitrol Inc	5,400	145,530
Tektronix Inc	5,400	149,796

		1,125,964

Technology - 1.51%

DRS Technologies Inc	2,900	159,848
Park Electrochemical Corp	2,100	70,518

		230,366

Utilities - 9.44%

Atmos Energy Corp	5,200	147,264
Cleco Corp	5,700	144,039
Energen Corp	2,400	137,088
National Fuel Gas Co	3,000	140,430
Southwest Gas Corp	5,200	147,108
UGI Corp	5,200	135,096
USA Mobility Inc *	8,600	145,082

See Notes to Financial Statements	A-20	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

Vectren Corp	5,600	$152,824
Westar Energy Inc	5,900	144,904
WGL Holdings Inc	4,400	149,116

		1,442,951

Total Common Stocks (Cost $14,372,089)		14,169,277

SHORT-TERM INVESTMENTS - 9.67%

Money Market Funds - 9.67%

BlackRock Liquidity Funds Institutional TempCash	739,349	739,349
BlackRock Liquidity Funds Institutional TempFund	739,349	739,349

		1,478,698

Total Short-Term Investments (Cost $1,478,698)		1,478,698

TOTAL INVESTMENTS - 102.32% (Cost $15,850,787)		15,647,975

OTHER ASSETS & LIABILITIES, NET - (2.32%)		(355,145)

NET ASSETS - 100.00%		$15,292,830

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	20.87%
Materials & Processing	19.67%
Short-Term Investments	9.67%
Utilities	9.44%
Autos & Transportation	9.21%
Energy	7.84%
Producer Durables	7.36%
Consumer Discretionary	6.81%
Consumer Staples	5.51%
Health Care	2.69%
Multi-Industry	1.74%
Technology	1.51%

102.32%
Other Assets & Liabilities, Net	(2.32%)

100.00%

See Notes to Financial Statements	A-21	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.26%

Autos & Transportation - 0.24%

AMR Corp *	1,800	$40,122
Continental Airlines Inc ‘B’ *	1,200	39,636
General Motors Corp	400	14,680
Laidlaw International Inc	500	17,610
Lear Corp *	1,000	32,100
Northwest Airlines Corp *	400	7,120
Overseas Shipholding Group Inc	200	15,366
The Goodyear Tire & Rubber Co *	800	24,328
UAL Corp *	500	23,265
United Parcel Service Inc ‘B’	200	15,020
US Airways Group Inc *	1,200	31,500

		260,747

Consumer Discretionary - 8.91%

Accenture Ltd ‘A’ (Bermuda)	14,150	569,537
Activision Inc *	1,200	25,908
Apollo Group Inc ‘A’ *	500	30,075
AutoNation Inc *	900	15,948
AutoZone Inc *	400	46,456
Big Lots Inc *	1,300	38,792
CBS Corp ‘B’	12,000	378,000
Chico’s FAS Inc *	900	12,645
Chipotle Mexican Grill Inc ‘B’ *	355	37,985
ChoicePoint Inc *	600	22,752
Clear Channel Communications Inc	15,530	581,443
Convergys Corp *	1,800	31,248
Costco Wholesale Corp	4,870	298,872
Dollar Tree Stores Inc *	1,000	40,540
eBay Inc *	8,200	319,964
EchoStar Communications Corp ‘A’ *	6,420	300,520
Family Dollar Stores Inc	1,500	39,840
Fossil Inc *	200	7,472
Gannett Co Inc	7,020	306,774
Google Inc ‘A’ *	1,860	1,055,122
Hewitt Associates Inc ‘A’ *	600	21,030
ITT Educational Services Inc *	400	48,676
J.C. Penney Co Inc	200	12,674
Liberty Global Inc ‘A’ *	1,300	53,326
Liberty Media Corp - Capital ‘A’ *	400	49,932
Macy’s Inc	11,560	373,619
Marriott International Inc ‘A’	1,520	66,074
McDonald’s Corp	4,630	252,196
Nike Inc ‘B’	5,060	296,820
Omnicom Group Inc	4,950	238,046
Polo Ralph Lauren Corp	300	23,325
RadioShack Corp	1,800	37,188
Robert Half International Inc	500	14,930
Sears Holdings Corp *	2,950	375,240
Target Corp	100	6,357
Tempur-Pedic International Inc	500	17,875
The Black & Decker Corp	500	41,650
The Home Depot Inc	17,600	570,944
The Men’s Wearhouse Inc	200	10,104
The Stanley Works	100	5,613
The TJX Cos Inc	9,030	262,502
The Toro Co	200	11,766
The Walt Disney Co	32,900	1,131,431
Time Warner Inc	37,000	679,320
VeriSign Inc *	800	26,992
Viacom Inc ‘B’ *	12,900	502,713
Wyndham Worldwide Corp	500	16,380
Yum! Brands Inc	11,010	372,468

		9,679,084

Consumer Staples - 6.39%

Altria Group Inc	34,080	2,369,582
ConAgra Foods Inc	10,460	273,320
General Mills Inc	3,610	209,416
H.J. Heinz Co	6,850	316,470
Kellogg Co	3,500	196,000
NBTY Inc *	400	16,240
PepsiCo Inc	9,270	679,120
Safeway Inc	13,130	434,734
Sara Lee Corp	19,800	330,462
The Coca-Cola Co	12,900	741,363
The Kroger Co	13,210	376,749
The Procter & Gamble Co	13,790	969,989
UST Inc	500	24,800

		6,938,245

Energy - 2.51%

Anadarko Petroleum Corp	4,800	258,000
Dresser-Rand Group Inc *	700	29,897
Global Industries Ltd *	1,100	28,336
Holly Corp	300	17,949
Schlumberger Ltd (Netherlands)	16,200	1,701,000
Tesoro Corp	900	41,418
Valero Energy Corp	9,640	647,615

		2,724,215

Financial Services - 23.78%

ACE Ltd (Cayman)	4,160	251,971
Ambac Financial Group Inc	400	25,164
American International Group Inc	31,100	2,103,915
Ameriprise Financial Inc	8,390	529,493
Aon Corp	4,630	207,470
Assurant Inc	400	21,400
Automatic Data Processing Inc	12,190	559,887
Bank of America Corp	51,884	2,608,209
CIGNA Corp	6,280	334,661
Citigroup Inc	56,150	2,620,520
CNA Financial Corp	2,900	114,028
Discover Financial Services *	3,250	67,600
DST Systems Inc *	500	42,905
Fannie Mae	10,860	660,397
Fidelity National Information Services Inc	600	26,622
Fifth Third Bancorp	4,950	167,706
General Growth Properties Inc REIT	1,400	75,068
Genworth Financial Inc ‘A’	17,200	528,556
HCC Insurance Holdings Inc	300	8,592
Janus Capital Group Inc	1,500	42,420
JPMorgan Chase & Co	46,290	2,121,008
KeyCorp	1,780	57,547
Lehman Brothers Holdings Inc	3,400	209,882
Lincoln National Corp	4,030	265,859
MasterCard Inc ‘A’	2,000	295,940
MBIA Inc	400	24,420
Merrill Lynch & Co Inc	16,740	1,193,227
MetLife Inc	6,300	439,299
MGIC Investment Corp	500	16,155
Morgan Stanley	20,500	1,291,500
Principal Financial Group Inc	7,000	441,630
SAFECO Corp	400	24,488
The Allstate Corp	9,740	557,031
The Bank of New York Mellon Corp	12,365	545,791
The Bear Stearns Cos Inc	3,000	368,430
The Chubb Corp	11,160	598,622
The First American Corp	400	14,648
The Goldman Sachs Group Inc	7,180	1,556,193
The PMI Group Inc	500	16,350
The Travelers Cos Inc	13,030	655,930
U.S. Bancorp	14,180	461,275

See Notes to Financial Statements	A-22	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

Wachovia Corp	30,745	$1,541,862
Washington Mutual Inc	13,510	477,038
Wells Fargo & Co	34,010	1,211,436
XL Capital Ltd ‘A’ (Cayman)	5,540	438,768

		25,820,913

Health Care - 11.24%

Aetna Inc	12,980	704,425
AmerisourceBergen Corp	600	27,198
Amgen Inc *	9,530	539,112
Baxter International Inc	6,560	369,197
Biogen Idec Inc *	7,020	465,637
Bristol-Myers Squibb Co	7,330	211,251
Cardinal Health Inc	630	39,394
Coventry Health Care Inc *	500	31,105
Covidien Ltd * (Bermuda)	4,065	168,697
Eli Lilly & Co	1,350	76,856
Endo Pharmaceuticals Holdings Inc *	200	6,202
Express Scripts Inc *	6,290	351,108
Forest Laboratories Inc *	8,700	324,423
Genentech Inc *	2,800	218,456
Health Net Inc *	800	43,240
Humana Inc *	800	55,904
Intuitive Surgical Inc *	100	23,000
Invitrogen Corp *	500	40,865
Johnson & Johnson	28,000	1,839,600
Kinetic Concepts Inc *	700	39,396
King Pharmaceuticals Inc *	3,300	38,676
Lincare Holdings Inc *	200	7,330
McKesson Corp	7,540	443,277
Medco Health Solutions Inc *	7,100	641,769
Medtronic Inc	1,300	73,333
Pfizer Inc	76,650	1,872,560
Sepracor Inc *	1,000	27,500
UnitedHealth Group Inc	32,370	1,567,679
WellPoint Inc *	17,605	1,389,387
Wyeth	9,650	429,908
Zimmer Holdings Inc *	1,700	137,683

		12,204,168

Integrated Oils - 10.47%

Chevron Corp	32,700	3,060,066
ConocoPhillips	18,645	1,636,472
Exxon Mobil Corp	60,420	5,592,475
Marathon Oil Corp	7,850	447,607
Occidental Petroleum Corp	9,880	633,110

		11,369,730

Materials & Processing - 2.18%

Acuity Brands Inc	200	10,096
AK Steel Holding Corp *	500	21,975
Ashland Inc	300	18,063
Carpenter Technology Corp	100	13,001
Celanese Corp ‘A’	500	19,490
CF Industries Holdings Inc	300	22,773
International Paper Co	12,250	439,408
Lennox International Inc	300	10,140
Nucor Corp	6,240	371,093
Owens-Illinois Inc *	1,100	45,595
Packaging Corp of America	400	11,628
Southern Copper Corp	3,400	421,022
Steel Dynamics Inc	400	18,680
Terra Industries Inc *	800	25,008
The Dow Chemical Co	12,800	551,168
The Scotts Miracle-Gro Co ‘A’	200	8,550
United States Steel Corp	2,400	254,256

USG Corp *	1,000	37,550
Weyerhaeuser Co	1,000	72,300

		2,371,796

Multi-Industry - 4.37%

3M Co	5,640	527,791
Eaton Corp	4,760	471,430
General Electric Co	58,210	2,409,894
Honeywell International Inc	12,930	768,947
ITT Corp	100	6,793
SPX Corp	500	46,280
Teleflex Inc	300	23,376
Tyco International Ltd (Bermuda)	11,095	491,952

		4,746,463

Producer Durables - 5.03%

Agilent Technologies Inc *	13,620	502,306
Applied Materials Inc	25,970	537,579
Caterpillar Inc	2,810	220,388
Centex Corp	600	15,942
Cummins Inc	900	115,101
KB HOME	700	17,542
KLA-Tencor Corp	600	33,468
Lam Research Corp *	400	21,304
Lennar Corp ‘A’	800	18,120
Lexmark International Inc ‘A’ *	1,000	41,530
Lockheed Martin Corp	5,520	598,865
Northrop Grumman Corp	7,060	550,680
Novellus Systems Inc *	1,400	38,164
NVR Inc *	100	47,025
Raytheon Co	9,320	594,802
Tektronix Inc	500	13,870
Teradyne Inc *	2,700	37,260
The Boeing Co	10,770	1,130,742
Thomas & Betts Corp *	600	35,184
Toll Brothers Inc *	800	15,992
United Technologies Corp	5,170	416,082
Varian Semiconductor Equipment Associates Inc *	400	21,408
Xerox Corp *	25,290	438,529

		5,461,883

Technology - 19.77%

Adobe Systems Inc *	8,190	357,575
Affiliated Computer Services Inc ‘A’ *	700	35,168
Analog Devices Inc	6,900	249,504
ANSYS Inc *	200	6,834
Apple Inc *	8,160	1,252,886
Arrow Electronics Inc *	900	38,268
Atmel Corp *	2,700	13,932
Autodesk Inc *	1,100	54,967
Avnet Inc *	1,100	43,846
BEA Systems Inc *	3,200	44,384
BMC Software Inc *	1,400	43,722
Brocade Communications Systems Inc *	2,200	18,832
CA Inc	2,200	56,584
Cadence Design Systems Inc *	700	15,533
Check Point Software Technologies Ltd (Israel) *	500	12,590
Cisco Systems Inc *	90,410	2,993,475
Citrix Systems Inc *	600	24,192
Cognos Inc (Canada) *	400	16,612
CommScope Inc *	300	15,072
Computer Sciences Corp *	900	50,310
Compuware Corp *	2,600	20,852
Dell Inc *	18,910	521,916
Electronic Data Systems Corp	20,130	439,639
EMC Corp *	32,640	678,912
Foundry Networks Inc *	1,700	30,209
Gartner Inc *	200	4,892

See Notes to Financial Statements	A-23	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

General Dynamics Corp	1,370	$115,724
Hewlett-Packard Co	46,970	2,338,636
Integrated Device Technology Inc *	1,400	21,672
Intel Corp	25,300	654,258
International Business Machines Corp	23,070	2,717,646
Intersil Corp ‘A’	600	20,058
Intuit Inc *	1,700	51,510
Juniper Networks Inc *	17,870	654,221
L-3 Communications Holdings Inc	2,200	224,708
Linear Technology Corp	1,400	48,986
McAfee Inc *	1,000	34,870
MICROS Systems Inc *	100	6,507
Microsoft Corp	114,620	3,376,705
Motorola Inc	28,020	519,211
National Semiconductor Corp	1,800	48,816
NCR Corp *	1,000	49,800
Network Appliance Inc *	1,900	51,129
Novell Inc *	3,300	25,212
NVIDIA Corp *	4,500	163,080
Oracle Corp *	32,770	709,471
QUALCOMM Inc	30,620	1,294,001
Red Hat Inc *	1,900	37,753
Rockwell Automation Inc	500	34,755
salesforce.com inc *	400	20,528
Symantec Corp *	12,300	238,374
Synopsys Inc *	900	24,372
Texas Instruments Inc	18,540	678,379
Tyco Electronics Ltd (Bermuda)	4,765	168,824
Western Digital Corp *	1,800	45,576
Xilinx Inc	1,800	47,052

		21,462,540

Utilities - 4.37%

Alltel Corp	5,880	409,718
American Electric Power Co Inc	970	44,698
AT&T Inc	19,993	845,904
CenturyTel Inc	900	41,598
Edison International	6,150	341,018
Embarq Corp	800	44,480
PG&E Corp	4,470	213,666
Progress Energy Inc	3,300	154,605
Qwest Communication International Inc *	58,470	535,585
Sempra Energy	4,140	240,617
Sprint Nextel Corp	41,140	781,660
Telephone & Data Systems Inc	400	26,700
Verizon Communications Inc	23,660	1,047,665
Windstream Corp	900	12,708

		4,740,622

Total Common Stocks
(Cost $95,362,579)		107,780,406

TOTAL INVESTMENTS - 99.26%
(Cost $95,362,579)		107,780,406

OTHER ASSETS & LIABILITIES, NET - 0.74%		799,620

NET ASSETS - 100.00%		$108,580,026

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	23.78%
Technology	19.77%
Health Care	11.24%
Integrated Oils	10.47%
Consumer Discretionary	8.91%
Consumer Staples	6.39%
Producer Durables	5.03%
Multi-Industry	4.37%
Utilities	4.37%
Energy	2.51%
Materials & Processing	2.18%
Autos & Transportation	0.24%

99.26%
Other Assets & Liabilities, Net	0.74%

100.00%

See Notes to Financial Statements	A-24	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 7.10%

Brazil - 6.84%

America Latina Logistica SA	70,000	$987,561
Banco Bradesco SA	25,794	755,539
Cia Vale do Rio Doce ADR	26,100	742,545
Eletropaulo Metropolitana de Sao Paulo SA ‘B’	2,947,200	195,982
Lojas Americanas SA	66,440	666,212
Net Servicos de Comunicacao SA *	1,700	28,055
Sadia SA	40,000	223,677
Tele Norte Leste Participacoes SA	4,000	90,562

		3,690,133

South Korea - 0.26%

Hyundai Motor Co +	1,590	65,860
S-Oil Corp +	955	72,648

		138,508

Total Preferred Stocks (Cost $1,791,454)		3,828,641

COMMON STOCKS - 87.25%

Bermuda - 0.50%

Bunge Ltd	1,600	171,920
Varitronix International Ltd +	126,000	99,194

		271,114

Brazil - 11.34%

America Latina Logistica SA GDR ~	5,300	74,488
Aracruz Celulose SA ADR	2,500	183,975
B2W Compania Global do Varejo	1,000	47,185
Banco Bradesco SA ADR	11,000	323,070
Camargo Correa Desenvolvimento Imobiliario SA	14,000	94,326
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,000	121,280
Cia de Bebidas das Americas ADR	800	56,632
Cia Vale do Rio Doce ADR	19,400	658,242
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	1,700	453,641
Cyrela Commercial Properties SA Empreendimentos e Participacoes GDR * ~	2,100	53,185
Diagnosticos da America SA	8,800	202,021
Embraer-Empresa Brasileira de Aeronautica SA ADR	19,700	865,224
Natura Cosmeticos SA	34,900	417,924
Petroleo Brasileiro SA ADR	29,300	2,212,150
Tele Norte Leste Participacoes SA	10,600	352,755

		6,116,098

Canada - 0.28%

Yamana Gold Inc	12,800	150,784

Cayman Islands - 0.53%

SINA Corp *	4,900	234,465
Tencent Holdings Ltd +	8,000	51,470

		285,935

China - 2.35%

China Oilfield Services Ltd ‘H’ +	72,000	164,681
China Shenhua Energy Co Ltd ‘H’ +	132,000	790,514
PetroChina Co Ltd ‘H’ +	168,000	312,040

		1,267,235

Egypt - 3.46%

Commercial International Bank GDR	3,750	50,306
Commercial International Bank SP GDR	14,400	193,174
Commercial International Bank SP GDR ~	11,800	161,620
Eastern Tobacco Co SAE	4,167	291,589
Medinet Nasr Housing & Development +	27,410	238,736
Orascom Telecom Holding SAE +	71,864	932,778

		1,868,203

France - 0.86%

Technip SA +	5,200	464,185

Hong Kong - 3.09%

China Mobile Ltd ADR	11,700	959,868
China Unicom Ltd +	150,000	311,512
Hutchison Whampoa Ltd +	17,000	181,559
Television Broadcasts Ltd +	36,000	215,709

		1,668,648

India - 16.04%

Amtek Auto Ltd +	18,500	167,411
Bajaj Auto Ltd +	4,800	304,723
Bharat Electronics Ltd +	5,600	257,582
Bharat Forge Ltd +	3,300	23,609
Bharat Heavy Electricals Ltd +	4,963	252,979
Bharti Airtel Ltd * +	11,300	265,724
Divi’s Laboratories Ltd +	13,134	400,814
GAIL India Ltd +	19,730	187,067
HCL Technologies Ltd +	28,390	213,136
HDFC Bank Ltd ADR	700	74,991
Hindustan Unilever Ltd +	53,500	295,464
Housing Development Finance Corp +	19,200	1,214,737
ICICI Bank Ltd ADR	12,900	680,088
Infosys Technologies Ltd +	30,600	1,446,966
ITC Ltd +	38,200	181,536
Larsen & Toubro Ltd +	10,100	709,581
Mahindra & Mahindra Ltd +	13,569	255,199
Reliance Capital Ltd +	9,000	356,475
Reliance Industries Ltd +	6,700	385,203
Rico Auto Industries Ltd +	2,200	2,084
Siemens India Ltd +	4,300	145,260
Tata Consultancy Services Ltd +	25,118	667,290
Trent Ltd +	3,382	47,876
United Breweries Ltd +	12,290	117,275

		8,653,070

Indonesia - 4.53%

P.T. Aneka Tambang Tbk +	1,401,500	424,030
P.T. Astra International Tbk +	134,000	281,749
P.T. Gudang Garam Tbk +	203,500	209,243
P.T. Indosat Tbk +	660,000	557,198
P.T. Ramayana Lestari Sentosa Tbk +	317,990	29,536
P.T. Telekomunikasi Indonesia Tbk +	778,500	941,445

		2,443,201

Israel - 0.59%

Bank Hapoalim BM +	27,933	144,481
Israel Discount Bank Ltd ‘A’ * +	76,600	175,234

		319,715

Lebanon - 0.23%

Solidere GDR ~	7,200	126,000

See Notes to Financial Statements	A-25	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

Luxembourg - 0.45%

Tenaris SA ADR	4,600	$242,052

Mexico - 6.84%

America Movil SAB de CV ‘L’ ADR	13,100	838,400
Corporacion GEO SAB de CV ‘B’ *	34,600	151,814
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	31,800	90,422
Empresas ICA SAB de CV *	37,617	226,820
Fomento Economico Mexicano SAB de CV	140,400	522,967
Fomento Economico Mexicano SAB de CV ADR	9,150	342,210
Grupo Financiero Banorte SAB de CV ‘O’	159,400	631,048
Grupo Financiero Inbursa SA de CV ‘O’	66,800	160,016
Grupo Televisa SA ADR	11,400	275,538
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	143,000	218,081
SARE Holding SAB de CV ‘B’ *	154,518	233,104

		3,690,420

Norway - 0.31%

Det Norske Oljeselskap ASA * +	81,368	167,960

Panama - 0.41%

Banco Latinoamericano de Exportaciones SA ‘E’	12,200	221,796

Philippines - 1.50%

Jollibee Foods Corp +	134,600	157,752
SM Prime Holdings Inc +	2,462,659	652,675

		810,427

Portugal - 0.24%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	20,700	127,454

Russia - 3.95%

LUKOIL ADR	7,400	613,164
OAO Gazprom ADR +	20,700	908,937
Polymetal GDR * ~	28,100	181,245
TMK OAO GDR ~	10,500	428,400

		2,131,746

South Africa - 5.25%

Anglo Platinum Ltd +	5,200	787,138
AngloGold Ashanti Ltd ADR	9,200	431,388
Aspen Pharmacare Holdings Ltd * +	14,430	70,148
Harmony Gold Mining Co Ltd ADR *	8,800	104,808
Impala Platinum Holdings Ltd +	10,600	369,435
JD Group Ltd +	4,400	37,159
Liberty Group Ltd +	9,900	125,888
Massmart Holdings Ltd +	22,800	275,898
Murray & Roberts Holdings Ltd +	23,260	303,625
Steinhoff International Holdings Ltd +	78,100	220,724
Tiger Brands Ltd +	4,019	106,185

		2,832,396

South Korea - 8.40%

AmorePacific Corp +	357	265,895
FINETEC Corp +	7,425	156,883
GS Engineering & Construction Corp +	1,438	248,549
Hana Financial Group Inc à +	—	9
Humax Co Ltd +	5,687	113,445

Hyundai Development Co +	2,460	228,800
Hyundai Engineering & Construction Co Ltd * +	4,738	450,368
Hyundai Motor Co +	3,731	300,517
Jeonbuk Bank +	13,391	125,271
Kia Motors Corp * +	15,630	211,963
Kookmin Bank ADR	2,800	229,572
Korea Exchange Bank +	6,640	107,326
Mirae Asset Securities Co Ltd +	1,174	111,622
Pusan Bank +	8,400	153,788
S-Oil Corp +	3,720	330,280
Samsung Electronics Co Ltd +	1,525	954,252
Shinsegae Co Ltd +	348	241,520
SK Telecom Co Ltd ADR	9,000	267,300
SsangYong Motor Co * +	2,900	18,680
Telechips Inc +	650	12,790

		4,528,830

Taiwan - 10.30%

Cathay Financial Holding Co Ltd +	192,303	454,463
Fubon Financial Holding Co Ltd +	250,000	212,826
Hon Hai Precision Industry Co Ltd +	142,800	1,075,625
Inventec Appliances Corp +	15,150	30,058
Lite-On Technology Corp +	131,302	205,393
MediaTek Inc +	80,150	1,440,802
MiTAC International Corp à +	—	—
Motech Industries Inc + à	1	10
President Chain Store Corp +	88,000	247,510
Quanta Computer Inc +	4,946	7,787
Shin Kong Financial Holding Co Ltd à +	1	—
Synnex Technology International Corp +	137,790	387,494
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,138	234,157
Taiwan Semiconductor Manufacturing Co Ltd +	653,779	1,260,241

		5,556,366

Thailand - 1.02%

Advanced Info Service PCL +	64,100	164,326
Kiatnakin Bank PCL +	96,200	86,218
TISCO Bank PCL +	101,000	91,743
TMB Bank PCL * +	3,690,563	207,522

		549,809

Turkey - 4.32%

Aksigorta AS +	41,000	283,449
Anadolu Anonim Turk Sigorta Sirketi à +	—	1
Anadolu Efes Biracilik Ve Malt Sanayii AS +	10,365	108,253
BIM Birlesik Magazalar AS +	600	49,660
Ford Otomotiv Sanayi AS +	12,947	136,936
Haci Omer Sabanci Holding AS ADR	73,800	118,043
Haci Omer Sabanci Holding AS +	53,600	341,807
Koc Holding AS * +	56,016	294,119
Tupras Turkiye Petrol Rafinerileri AS +	5,000	132,240
Turkcell Iletisim Hizmetleri AS +	67,100	571,677
Turkiye Vakiflar Bankasi TAO ‘D’ +	86,548	294,442

		2,330,627

United Kingdom - 0.46%

HSBC Holdings PLC (HSI) +	13,600	249,651

Total Common Stocks (Cost $31,963,890)		47,073,722

See Notes to Financial Statements	A-26	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.50%

Money Market Fund - 2.50%

BlackRock Liquidity Funds Institutional TempFund	1,351,356	$1,351,356

Total Short-Term Investment (Cost $1,351,356)		1,351,356

TOTAL INVESTMENTS - 96.85% (Cost $35,106,700)		52,253,719

OTHER ASSETS & LIABILITIES, NET - 3.15%		1,701,779

NET ASSETS - 100.00%		$53,955,498

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	18.00%
Technology	15.10%
Utilities	12.40%
Integrated Oils	9.97%
Materials & Processing	9.05%
Consumer Discretionary	6.84%
Producer Durables	6.23%
Autos & Transportation	5.20%
Consumer Staples	4.54%
Multi-Industry	4.30%
Short-Term Investments	2.50%
Energy	1.47%
Health Care	1.25%

96.85%
Other Assets & Liabilities, Net	3.15%

100.00%

(b) As of September 30, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	18.18%
India	16.04%
Taiwan	10.30%
South Korea	8.66%
Mexico	6.84%
South Africa	5.25%
Indonesia	4.53%
Turkey	4.32%
Russia	3.95%
Egypt	3.46%
Hong Kong	3.09%
United States	2.50%
China	2.35%
Philippines	1.50%
Thailand	1.02%
France	0.86%
Israel	0.59%
Cayman Islands	0.53%
Bermuda	0.50%
United Kingdom	0.46%
Luxembourg	0.45%
Panama	0.41%
Norway	0.31%
Canada	0.28%
Portugal	0.24%
Lebanon	0.23%

96.85%
Other Assets & Liabilities, Net	3.15%

100.00%

(c) Securities with a total aggregate market value of $31,238,981, or 57.90% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See Notes to Financial Statements	A-27	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
September 30, 2007 (Unaudited)

		Principal Amount	Value

CORPORATE BONDS & NOTES - 12.89%

Consumer Staples - 0.07%

Reynolds American Inc 7.625% due 06/01/16		$100,000	$106,970

Energy - 0.29%

Colorado Interstate Gas Co 6.800% due 11/15/15		200,000	208,043

Enterprise Products Operating LP 4.625% due 10/15/09		100,000	99,210

The Williams Cos Inc 6.375% due 10/01/10 ~		100,000	101,000

			408,253

Financial Services - 10.65%

American Express Bank FSB
5.139% due 09/26/08 §		500,000	498,880
5.826% due 06/12/09 §		600,000	597,589
6.000% due 09/13/17		1,200,000	1,196,166
American Express Centurion Bank 6.000% due 09/13/17		1,200,000	1,196,166
Bank of America Corp 4.875% due 01/15/13		100,000	97,727
Barclays Bank PLC (United Kingdom) 5.450% due 09/12/12		1,000,000	1,007,561
Citigroup Inc
5.625% due 08/27/12		50,000	50,640
5.875% due 05/29/37		200,000	193,447
Deutsche Bank AG London (Germany) 6.000% due 09/01/17		900,000	913,318
Export-Import Bank of Korea (South Korea) 5.580% due 10/04/11 ~ §		800,000	800,994
Ford Motor Credit Co LLC
5.800% due 01/12/09		200,000	193,231
7.800% due 06/01/12		300,000	285,662
7.875% due 06/15/10		100,000	97,811
General Electric Capital Corp 5.628% due 08/15/11 §		500,000	494,097
Glitnir Banki HF (Iceland) 5.620% due 04/20/10 ~ §		100,000	98,124
GMAC LLC 7.000% due 02/01/12		700,000	665,162
HCP Inc 5.950% due 09/15/11		900,000	910,310
HSBC Finance Corp 5.500% due 05/21/08 §		400,000	399,842
Lehman Brothers Holdings Inc 5.260% due 12/23/08 §		500,000	494,579
Merrill Lynch & Co Inc
5.400% due 10/23/08 §		400,000	398,928
5.665% due 08/14/09 §		400,000	397,448
Morgan Stanley
5.300% due 03/01/13		100,000	98,537
5.470% due 02/09/09 §		300,000	298,299
Nykredit Realkredit A/S (Denmark) 5.000% due 10/01/38 §	DKK	1,693,393	306,662
Realkredit Danmark A/S (Denmark) 5.000% due 10/01/38 §		3,289,146	594,802
Santander US Debt SA Unipersonal (Spain) 5.729% due 11/20/09 ~ §		$500,000	498,294
The Bear Stearns Co Inc 5.660% due 01/30/09 §		500,000	495,559
The Goldman Sachs Group Inc 6.250% due 09/01/17		1,100,000	1,126,146
The Royal Bank of Scotland Group PLC (United Kingdom) 6.990% due 10/29/49 ~ §		100,000	102,054

Unicredito Luxembourg Finance SA (Luxembourg) 5.410% due 10/24/08 ~ §	400,000	400,275

VTB Capital SA for Vneshtorgbank (Luxembourg) 5.956% due 08/01/08 ~ §	200,000	198,250

		15,106,560

Health Care - 0.07%

HCA Inc 9.250% due 11/15/16 ~	100,000	106,500

Integrated Oils - 0.13%

Pemex Project Funding Master Trust
7.375% due 12/15/14	50,000	55,230
9.250% due 03/30/18	100,000	126,050

		181,280

Materials & Processing - 0.57%

C10 Capital SPV Ltd (United Kingdom) 6.722% due 12/31/49 §	300,000	288,285
Codelco Inc (Chile) 6.150% due 10/24/36 ~	200,000	195,675
Equistar Chemical LP/Equistar Funding Corp 10.125% due 09/01/08	114,000	118,275
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	200,000	203,240

		805,475

Producer Durables - 0.15%

Xerox Corp 9.750% due 01/15/09	200,000	210,121

Utilities - 0.96%

BellSouth Corp 4.240% due 04/26/08 ~	900,000	894,893
Entergy Gulf States Inc 3.600% due 06/01/08	100,000	98,457
PSEG Energy Holdings LLC 8.625% due 02/15/08	163,000	164,664
Qwest Communications International Inc 7.500% due 02/15/14	100,000	101,750
SBC Communications Inc 4.125% due 09/15/09	100,000	98,418

		1,358,182

Total Corporate Bonds & Notes (Cost $18,155,632)		18,283,341

SENIOR LOAN NOTES - 0.69%

Health Care - 0.69%

HCA Inc Term B 7.450% due 11/16/13 §	1,000,000	983,281

Total Senior Loan Notes (Cost $968,750)		983,281

See Notes to Financial Statements	A-28	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 78.16%

Collateralized Mortgage Obligations - 20.80%

Adjustable Rate Mortgage Trust 4.588% due 05/25/35 “ §	$144,099	$142,594
Arkle Master Issuer PLC (United Kingdom) 5.733% due 11/19/07 ~ “ §	400,000	399,930
Arran Residential Mortgages Funding PLC (United Kingdom) 5.826% due 04/12/36 ~ “ §	185,324	185,253
Banc of America Funding Corp 4.111% due 05/25/35 “ §	288,068	281,933
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §	186,846	182,654
5.000% due 05/25/34 “	111,529	109,579
Bear Stearns Adjustable Rate Mortgage Trust Inc
4.537% due 08/25/33 “ §	486,395	470,917
4.750% due 10/25/35 “ §	185,234	183,460
4.125% due 03/25/35 “ §	565,367	552,388
4.550% due 08/25/35 “ §	144,396	144,878
4.625% due 10/25/35 “ §	722,939	709,757
Bear Stearns Alt-A Trust
5.373% due 05/25/35 “ §	102,206	102,420
5.520% due 09/25/35 “ §	117,338	117,217
5.814% due 11/25/36 “ §	157,421	157,813
Chevy Chase Mortgage Funding Corp 5.381% due 08/25/35 ~ “ §	172,297	169,252
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	159,839	156,136
4.700% due 12/25/35 “ §	244,753	242,599
Countrywide Alternative Loan Trust 5.508% due 06/25/37 “ §	560,677	560,036
Countrywide Home Loan Mortgage Pass-Through Trust
5.451% due 03/25/35 “ §	65,669	64,042
5.471% due 06/25/35 ~ “ §	297,661	291,567
CS First Boston Mortgage Securities Corp
5.953% due 03/25/32 ~ “ §	17,664	17,616
6.000% due 11/25/35 “	251,692	253,585
Fannie Mae
4.250% due 07/25/17 “	430,076	420,882
4.500% due 04/25/17 - 10/25/17 “ ±	804,762	789,198
5.000% due 01/25/17 - 07/25/19 “ ±	399,735	398,450
5.500% due 09/25/24 “	1,021,607	1,023,833
6.000% due 03/25/31 “	2,327,480	2,363,835
6.625% due 11/25/23 “ §	651,693	666,557
Freddie Mac
6.183% due 10/25/44 “ §	100,004	99,731
6.383% due 07/25/44 “ §	523,061	522,317
4.000% due 06/15/22 - 10/15/23 “ ±	1,173,289	1,164,283
4.500% due 06/15/17 - 10/15/19 “ ±	954,775	942,207
5.000% due 09/15/16 - 04/15/30 “ ±	7,478,597	7,485,389
5.500% due 03/15/17 “	94,813	95,942
5.983% due 02/15/19 “ §	2,328,193	2,322,188
6.250% due 04/15/23 “	14,823	14,837
8.000% due 04/15/30 “	637,294	639,509
GMAC Mortgage Corp Loan Trust 5.500% due 09/25/34 “	106,684	106,427
Harborview Mortgage Loan Trust
5.593% due 01/19/38 “ §	235,691	234,619
5.693% due 01/19/38 “ §	339,439	331,604
5.723% due 05/19/35 “ §	64,848	63,541
JPMorgan Mortgage Trust 5.023% due 02/25/35 “ §	139,515	135,227
Lehman Brothers Floating Rate Commercial Mortgage Trust 5.833% due 09/15/21 ~ “ §	76,474	76,441
Mellon Residential Funding Corp 6.233% due 06/15/30 “ §	25,397	25,057

Merrill Lynch Mortgage Investors Trust 5.341% due 02/25/36 “ §	74,337	73,744
MLCC Mortgage Investors Inc 6.133% due 03/15/25 “ §	35,945	34,476
Residential Accredit Loans Inc 6.000% due 06/25/36 “	575,143	579,533
Residential Asset Securitization Trust 5.531% due 05/25/33 “ §	60,669	60,168
Structured Asset Mortgage Investments Inc 5.351% due 05/25/36 “ §	326,432	319,315
Structured Asset Securities Corp
7.433% due 08/25/32 “ §	38,859	38,758
5.322% due 10/25/35 ~ “ §	270,309	267,879
5.000% due 12/25/34 “	198,611	197,937
Wachovia Bank Commercial Mortgage Trust 5.843% due 09/15/21 ~ “ §	436,772	435,185
Washington Mutual Inc
5.441% due 01/25/45 “ §	57,121	56,129
5.451% due 01/25/45 “ §	53,343	52,525
5.527% due 02/27/34 “ §	17,053	16,967
5.671% due 12/25/27 “ §	142,058	142,047
6.383% due 08/25/42 “ §	12,094	12,153
6.483% due 09/25/46 “ §	168,245	167,213
Wells Fargo Mortgage-Backed Securities Trust
3.992% due 12/25/34 “ §	338,618	333,052
4.320% due 07/25/35 “ §	400,000	395,766
5.241% due 04/25/36 “ §	503,301	501,664
5.517% due 08/25/36 “ §	153,333	152,145
4.500% due 11/25/18 “	256,761	251,074

		29,505,430

Fannie Mae - 49.60%

3.845% due 10/01/33 “ §	966,239	966,021
4.187% due 11/01/34 “ §	482,491	483,002
4.710% due 09/01/35 “ §	438,937	450,706
4.929% due 12/01/35 “ §	279,339	279,910
5.000% due 08/01/20 - 10/15/37 “ ±	15,342,731	14,687,904
5.121% due 11/01/32 “ §	530,641	531,829
5.471% due 06/01/37 “ §	2,373,504	2,386,195
5.500% due 12/01/14 - 11/15/37 “ ±	44,875,925	44,055,615
6.000% due 09/01/22 - 01/01/23 “ ±	6,203,373	6,208,454
6.205% due 10/01/44 “ §	122,478	124,492
6.260% due 12/01/36 “ §	39,524	40,040
6.500% due 03/01/17 “	122,256	125,324

		70,339,492

Freddie Mac - 7.76%

4.705% due 06/01/35 “ §	943,384	960,357
4.739% due 09/01/35 “ §	373,562	370,456
5.334% due 09/01/35 “ §	380,744	380,760
5.500% due 03/01/23 - 09/01/37 “ ±	9,078,509	8,893,400
5.909% due 11/01/31 “ §	25,246	25,969
6.000% due 12/01/22 - 03/01/23 “ ±	307,553	310,457
7.321% due 04/01/32 “ §	64,712	65,286

		11,006,685

Total Mortgage-Backed Securities (Cost $111,042,723)		110,851,607

ASSET-BACKED SECURITIES - 5.05%

Argent Securities Inc 5.181% due 10/25/36 “ §	473,735	470,152
Asset Backed Funding Certificates
5.191% due 10/25/36 “ §	190,285	189,194
5.481% due 06/25/34 “ §	145,261	141,976
Bear Stearns Asset Backed Securities Inc 5.520% due 10/25/36 “ §	315,130	312,529

See Notes to Financial Statements	A-29	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal Amount	Value

Carrington Mortgage Loan Trust 5.291% due 01/25/36 “ §	$500,000	$495,029
Citigroup Mortgage Loan Trust Inc 5.181% due 10/25/36 “ §	198,851	197,911
First Franklin Mortgage Loan Asset-Backed Certificates 5.181% due 11/25/36 “ §	305,944	301,579
HSI Asset Securitization Corp Trust 5.181% due 12/25/36 “ §	394,512	390,929
JPMorgan Mortgage Acquisition Corp
5.181% due 07/25/36 “ §	211,810	210,812
5.201% due 03/25/36 “ §	113,350	113,097
5.341% due 06/25/35 “ §	40,652	40,608
Lehman XS Trust
5.211% due 07/25/46 “ §	143,162	142,650
5.251% due 11/25/36 “ §	216,917	216,678
Long Beach Mortgage Loan Trust 5.411% due 10/25/34 “ §	19,852	19,358
Nelnet Student Loan Trust 5.220% due 12/22/14 “ §	108,071	108,026
Park Place Securities Inc 5.391% due 09/25/35 “ §	178,849	177,475
Residential Asset Securities Corp 5.201% due 11/25/36 “ §	263,727	262,497
Saxon Asset Securities Trust 5.191% due 11/25/36 “ §	213,125	212,048
SBI Heloc Trust 5.301% due 08/25/36 ~ “ §	252,326	239,710
Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/36 “ §	241,734	239,713
5.261% due 05/25/37 “ §	553,263	548,812
SLC Student Loan Trust 5.538% due 02/15/15 “ §	591,094	589,894
SLM Student Loan Trust 5.360% due 10/25/16 “ §	600,000	600,343
Small Business Administration 4.754% due 08/10/14 “	153,359	149,991
Soundview Home Equity Loan Trust 5.231% due 10/25/36 “ §	168,487	167,697
Structured Asset Securities Corp 5.181% due 10/25/36 “ §	264,697	262,060
Wells Fargo Home Equity Trust 5.181% due 01/25/37 “ §	366,723	364,595

Total Asset-Backed Securities (Cost $7,223,292)		7,165,363

U.S. TREASURY OBLIGATIONS - 7.46%

U.S. Treasury Bonds - 3.08%

4.750% due 02/15/37	3,800,000	3,748,643
5.000% due 05/15/37	600,000	615,656

		4,364,299

U.S. Treasury Inflation Protected Securities - 4.38%

0.875% due 04/15/10 ^	1,869,252	1,807,772
2.000% due 07/15/14 ^	552,545	545,250
2.375% due 04/15/11 ^	944,523	950,943
2.375% due 01/15/27 ^	1,652,688	1,673,348
2.625% due 07/15/17 ^	1,206,072	1,243,574

		6,220,887

Total U.S. Treasury Obligations (Cost $10,329,675)		10,585,186

FOREIGN GOVERNMENT BONDS & NOTES - 0.04%

Republic of Panama (Panama) 9.625% due 02/08/11	48,000	53,832

Total Foreign Government Bonds & Notes (Cost $52,093)		53,832

MUNICIPAL BONDS - 0.29%

Austin Texas Water & Wastewater System Revenue ‘A’ 5.000% due 11/15/29	200,000	206,638
Houston Texas Utilities Systems First Lien Revenue ‘A’ 5.000% due 11/15/36	100,000	103,202
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	100,000	99,543

Total Municipal Bonds (Cost $403,230)		409,383

PURCHASED OPTIONS - 0.86%

(See Note (e) to Notes to Schedule of Investments) (Cost $765,305)		1,222,081

SHORT-TERM INVESTMENTS - 13.24%

Certificates of Deposit - 4.37%

Barclays Bank PLC NY 5.714% due 03/17/08 §	600,000	600,188
Dexia Credit Local SA NY 5.079% due 09/29/08 §	500,000	500,167
Fortis Bank NY
5.074% due 06/30/08 §	400,000	400,144
5.148% due 09/30/08 §	500,000	500,163
Nordea Bank Finland PLC NY
5.090% due 03/31/08 §	900,000	899,548
5.443% due 05/28/08 §	500,000	499,984
5.683% due 12/01/08 §	1,100,000	1,098,511
Skandinaviska Enskilda Banken NY 5.670% due 10/03/07 §	400,000	400,000
Societe Generale NY 5.079% due 03/26/08 §	400,000	400,028
The Royal Bank of Scotland NY 5.074% due 03/26/08 §	400,000	399,621
Unicredito Italiano NY 5.506% due 05/29/08 §	500,000	499,669

		6,198,023

Commercial Paper - 3.94%

Bank of America Corp 5.250% due 10/02/07	3,000,000	2,999,560
General Electric Capital Corp 5.170% due 11/06/07	1,100,000	1,093,653
Rabobank Nederland 4.900% due 10/01/07	1,500,000	1,500,000

		5,593,213

U.S. Treasury Bills - 0.69%

3.855% due 12/13/07 ‡	450,000	446,680
4.615% due 11/29/07 ‡	535,000	531,819

		978,499

See Notes to Financial Statements	A-30	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

Money Market Funds - 4.24%

BlackRock Liquidity Funds Institutional TempCash	3,004,694	$3,004,694
BlackRock Liquidity Funds Institutional TempFund	3,004,694	3,004,694

		6,009,388

Total Short-Term Investments (Cost $18,779,276)		18,779,123

TOTAL INVESTMENTS - 118.68% (Cost $167,719,976)		168,333,197

OTHER ASSETS & LIABILITIES, NET - (18.68%)		(26,499,971)

NET ASSETS - 100.00%		$141,833,226

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	78.16%
Short-Term Investments	13.24%
Corporate Bonds & Notes	12.89%
U.S. Treasury Obligations	7.46%
Asset-Backed Securities	5.05%
Purchased Options	0.86%
Senior Loan Notes	0.69%
Municipal Bonds	0.29%
Foreign Government Bonds & Notes	0.04%

118.68%
Other Assets & Liabilities, Net	(18.68%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $978,499 were segregated with the broker to cover margin requirements for the following open futures contracts as of September 30, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount		Net Unrealized Appreciation (Depreciation)

3-Month Euribor (03/08)	46	EUR	46,000,000	$820
Euro-Bobl 5-Year Notes Put Options Strike @ EUR 102.75 (12/07)	97		9,700,000	(632)
Euro-Bobl 5-Year Notes (12/07)	76		7,600,000	(22,216)
Euro-Schatz 2-Year Notes Put Options Strike @ EUR 100.90 (12/07)	28		2,800,000	10
Eurodollar (12/07)	50		$50,000,000	13,375
Eurodollar (03/08)	44		44,000,000	80,575
Eurodollar (06/08)	245		245,000,000	317,388
Eurodollar (12/08)	86		86,000,000	216,175
Eurodollar (03/09)	334		334,000,000	166,100
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 92.50 (06/08)	79	GBP	39,500,000	(956)
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.00 (12/07)	48		24,000,000	25

United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.00 (03/08)	82		41,000,000	37
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/07)	4		2,000,000	3,478
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	40		20,000,000	7,161
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	4		2,000,000	2,148
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	146		73,000,000	258,716

Short Futures Outstanding

Euro-Bund 10-Year Notes (12/07)	25	EUR	2,500,000	13,019
Euro-Schatz 2-Year Notes (12/07)	48		4,800,000	20,776
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/07)	9	GBP	900,000	1,105
U.S. Treasury 2-Year Notes (12/07)	43		$8,600,000	(20,828)
U.S. Treasury 5-Year Notes (12/07)	84		8,400,000	(21,062)
U.S. Treasury 10-Year Notes (12/07)	187		18,700,000	72,562
U.S. Treasury 20-Year Bonds (12/07)	132		13,200,000	(1,203)

				$1,106,573

(d) Forward foreign currency contracts outstanding as of September 30, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Sell	AUD	61,207	10/07	($3,832)
Buy	BRL	8,936,000	10/07	319,661
Sell	BRL	8,936,000	10/07	(305,559)
Buy	BRL	2,499,761	03/08	113,772
Sell	BRL	746,768	03/08	(20,007)
Buy	BRL	7,625,083	07/08	222,304
Buy	CNY	8,790,219	11/07	10,823
Sell	CNY	8,305,349	11/07	638
Buy	CNY	8,717,700	01/08	3,776
Sell	CNY	9,105,450	01/08	(3,346)
Buy	CNY	7,696,314	07/08	12,054
Sell	DKK	4,871,000	12/07	(39,404)
Buy	EUR	1,901,000	10/07	111,528
Sell	EUR	3,572,000	10/07	(227,073)
Buy	GBP	29,000	11/07	822
Sell	GBP	853,095	11/07	(30,391)
Buy	JPY	383,778,384	10/07	40,214
Sell	JPY	285,481,345	10/07	(4,985)
Buy	KRW	298,722,600	10/07	926
Sell	KRW	298,722,600	10/07	(3,131)
Buy	KRW	196,375,500	01/08	(255)
Buy	KRW	325,289,728	08/08	3,666
Buy	MXN	8,172,660	03/08	15,601
Buy	MXN	5,515,905	07/08	1,162
Buy	MYR	294,593	10/07	762
Sell	MYR	294,593	10/07	(937)
Buy	MYR	294,593	08/08	613
Sell	NZD	220,000	10/07	(13,075)
Buy	PLN	928,644	07/08	12,704
Buy	RUB	8,442,840	12/07	16,046
Buy	RUB	14,879,135	01/08	8,056
Buy	RUB	15,573,305	07/08	5,556
Buy	SGD	552,837	10/07	5,880
Sell	SGD	70,937	10/07	(990)
Buy	SGD	71,891	02/08	589
Buy	SGD	70,094	05/08	980

				$255,148

See Notes to Financial Statements	A-31	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(e) Purchased options outstanding as of September 30, 2007:

Interest Rate Swaptions

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Cost	Value

Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	4.900%	10/25/07	$3,100,000	$12,478	$18,572
Citigroup	Call- OTC 5-Year Interest Rate Swap	Pay	4.840%	11/23/07	4,100,000	23,985	29,441
Lehman Brothers	Call- OTC 2-Year Interest Rate Swap	Pay	5.000%	12/20/07	4,400,000	28,512	41,216
Barclays	Call- OTC 1-Year Interest Rate Swap	Pay	4.750%	02/01/08	3,100,000	8,913	11,394
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	5.000%	02/01/08	3,000,000	14,876	30,513
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	14,200,000	80,795	112,096
Lehman Brothers	Call- OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	5,300,000	18,418	46,785
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	5,300,000	18,948	46,785
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	4.750%	12/15/08	10,200,000	34,956	90,215
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	5.000%	12/15/08	16,100,000	60,531	183,147
Lehman Brothers	Call- OTC 2-Year Interest Rate Swap	Pay	5.300%	08/03/09	16,100,000	141,881	220,443

						$444,293	$830,607

Options on Exchange-Traded Futures Contracts

Counterparty	Description	Exercise Price	Expiration Date	Numbers of Contracts	Cost	Value

Merrill Lynch	Put- CME Eurodollar Futures (12/07)	$91.75	12/17/07	39	$370	$244
Merrill Lynch	Put- CME Eurodollar Futures (12/07)	92.25	12/17/07	185	1,757	1,156
Merrill Lynch	Put- CME Eurodollar Futures (03/08)	91.50	03/17/08	20	190	125
Merrill Lynch	Put- CME Eurodollar Futures (03/08)	91.75	03/17/08	70	665	437
Merrill Lynch	Put- CME Eurodollar Futures (03/08)	93.00	03/17/08	9	85	56
Merrill Lynch	Put- CME Eurodollar Futures (06/08)	92.50	06/16/08	46	437	287
Merrill Lynch	Put- CME Eurodollar Futures (06/08)	92.75	06/16/08	40	380	250
Merrill Lynch	Put- CME Eurodollar Futures (06/08)	93.00	06/16/08	172	1,634	1,075
Merrill Lynch	Put- CME Eurodollar Futures (09/08)	92.50	09/15/08	9	86	56

					$5,604	$3,686

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Value

Wachovia	Put- OTC Fannie Mae 5.000%, due 10/12/37	$83.00	10/04/07	$4,000,000	$469	$24
Merrill Lynch	Put- OTC Fannie Mae 5.500%, due 10/13/37	86.00	10/04/07	11,000,000	1,289	165

					$1,758	$189

Foreign Currency Options

Counterparty	Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value

Citigroup	Call- OTC Japanese yen versus U.S. dollar	JPY	121.00	01/18/08		$400,000	$3,988	$787
Morgan Stanley	Call- OTC U.S. dollar versus Euro		$1.36	05/21/08	EUR	1,300,000	38,413	10,831
Morgan Stanley	Put- OTC U.S. dollar versus Euro		1.36	05/21/08		1,300,000	38,413	105,314
Credit Suisse	Call- OTC Japanese yen versus U.S. dollar	JPY	103.80	03/17/10		$500,000	21,781	27,295
Credit Suisse	Put- OTC Japanese yen versus U.S. dollar		103.80	03/17/10		500,000	21,781	19,770
Royal Bank of Scotland	Call- OTC Japanese yen versus U.S. dollar		105.40	03/31/10		1,000,000	41,925	46,219
Royal Bank of Scotland	Put- OTC Japanese yen versus U.S. dollar		105.40	03/31/10		1,000,000	41,925	45,861
Morgan Stanley	Call- OTC U.S. dollar versus Euro		$1.38	06/03/10	EUR	1,100,000	52,712	36,407
Morgan Stanley	Put- OTC U.S. dollar versus Euro		1.38	06/03/10		1,100,000	52,712	95,115

							$313,650	$387,599

(f) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2007	39,700,035	$431,744
Call Options Written	30,100,142	380,017
Put Options Written	1,200,000	9,200
Call Options Expired	(36,600,124)	(359,883)

Outstanding, September 30, 2007	34,400,053	$461,078

See Notes to Financial Statements	A-32	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(g) Premiums received and value of written options outstanding as of September 30, 2007:

Credit Default Swaptions

Counterparty	Description	Buy/Sell Protection (1)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Credit Suisse	Call - OTC Dow Jones N.A. HVOL Index	Buy	1.000%	11/20/07	$800,000	$2,560	$2,560
Credit Suisse	Put - OTC Dow Jones N.A. HVOL Index	Sell	1.700%	11/20/07	800,000	2,400	2,400
Lehman Brothers	Put - OTC Dow Jones N.A. HY8 Index	Sell	0.910%	12/20/07	400,000	6,800	1,643
Lehman Brothers	Call - OTC Dow Jones N.A. HY8 Index	Buy	0.990%	12/20/07	400,000	3,200	4,232

						$14,960	$10,835

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaptions

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.010%	10/25/07	$1,300,000	$11,968	$12,072
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07	1,900,000	27,450	31,565
Barclays	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	02/01/08	700,000	8,715	8,003
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08	1,300,000	15,600	21,351
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	03/31/08	4,400,000	56,045	56,830
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	2,000,000	24,600	28,061
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	2,300,000	18,530	37,065
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	2,300,000	18,860	37,065
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.000%	12/15/08	3,400,000	34,457	63,425
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.200%	12/15/08	5,400,000	58,015	128,869
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.500%	08/03/09	7,000,000	138,425	198,051

						$412,665	$622,357

Options on Exchange-Traded Futures Contracts

Counterparty	Description	Exercise Price	Expiration Date	Numbers of Contracts	Premium	Value

Citigroup	Call - CBOT U.S. Treasury 5-Year Note Futures	$107.00	11/20/07	53	$33,453	$38,094

(h) Swap agreements outstanding as of September 30, 2007:

Credit Default Swaps

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Goldman Sachs	American International Group 5.600% due 10/18/16	Sell	0.055%	03/20/08	$900,000	($312)
UBS	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.170%	09/20/08	500,000	27
UBS	Morgan Stanley 6.600% due 04/01/12	Sell	0.190%	09/20/08	500,000	(730)
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	100,000	(109)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	100,000	96
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	100,000	(109)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	100,000	(170)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	100,000	(194)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	100,000	(73)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	100,000	(133)
Citigroup	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	100,000	(242)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	100,000	(230)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	100,000	(291)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	100,000	(291)
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	200,000	(389)
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.710%	12/20/08	100,000	(106)
Morgan Stanley	Glitnir Banki HF 5.618% due 04/20/10	Buy	(0.170%)	06/20/10	100,000	1,519
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	400,000	24,422
JPMorgan Chase	Health Care Properties 5.950% due 09/15/11	Buy	(0.460%)	09/20/11	900,000	9,967
Morgan Stanley	Dow Jones CDX NA IG8 Index	Buy	(0.170%)	06/20/12	4,800,000	(17,587)

See Notes to Financial Statements	A-33	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Barclays	Dow Jones CDX NA HY-8 Index	Sell	0.483%	06/20/12		$800,000	($3,298)
Citigroup	Noble Corp 5.875% due 06/01/13	Buy	(0.520%)	06/20/12		300,000	(1,485)
Citigroup	Dow Jones CDX NA HY-8 Index	Sell	1.841%	06/20/12		150,000	138
Citigroup	Dow Jones CDX NA HY-8 Index	Sell	2.092%	06/20/12		700,000	9,714
Lehman Brothers	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12		300,000	(1,242)
Goldman Sachs	Dow Jones CDX NA HY-8 Index	Buy	(3.228%)	06/20/12		310,000	(20,971)
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.820%	09/20/12		100,000	1,674
Citigroup	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.920%	09/20/12		100,000	2,117
Royal Bank of Scotland	Merrill Lynch Co 5.000% due 01/15/15	Sell	0.920%	09/20/12		100,000	1,415
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.143%)	12/20/12		1,300,000	9,889
Lehman Brothers	Kohls Corp 6.300% due 03/01/11	Buy	(0.440%)	12/20/12		600,000	(561)
Deutsche Bank	Dow Jones CDX NA XO9 Index	Sell	2.450%	12/20/12		400,000	1,947
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.458%	12/20/15		900,000	(9,043)
Deutsche Bank	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16	EUR	800,000	1,459
HSBC	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16		800,000	1,501
Goldman Sachs	Transocean Inc 7.375% due 04/15/18	Buy	(0.540%)	06/20/17		$300,000	2,100
Lehman Brothers	Safeway Inc 5.800% due 08/15/12	Buy	(0.730%)	06/20/17		1,000,000	(9,055)
UBS	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.960%)	06/20/17		100,000	818
Deutsche Bank	Reynolds America Inc 7.625% due 06/01/16	Sell	1.280%	06/20/17		200,000	(1,506)
Goldman Sachs	Trinity 2005-1A B 7.320% due 03/08/40	Buy	(2.050%)	03/08/40		1,000,000	483,480

							$484,156

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	03/20/09	GBP	3,500,000	$43,276
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09	MXN	16,000,000	(1,483)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09		23,000,000	(2,272)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$11,300,000	88,897
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	6.000%	06/19/09	GBP	100,000	1,220
Goldman Sachs	6-Month EUR-LIBOR	Pay	4.000%	09/19/09	EUR	3,600,000	(16,080)
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/09		$12,100,000	74,038
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/09		9,800,000	145,358
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/09		1,700,000	28,360
Lehman Brothers	6-Month EUR-LIBOR	Pay	4.500%	03/19/10	EUR	3,900,000	(3,089)
Deutsche Bank	6-Month Australian Bank Bill	Pay	7.000%	06/15/10	AUD	6,600,000	(15,375)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/10		3,400,000	(3,698)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP	300,000	(2,205)
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/11	EUR	5,700,000	97,317
Morgan Stanley	BRL - CDI Compounded	Pay	10.115%	01/02/12	BRL	3,100,000	(1,042)
Goldman Sachs	BRL - CDI Compounded	Pay	10.150%	01/02/12		6,100,000	(92,984)
Barclays	BRL - CDI Compounded	Pay	10.680%	01/02/12		5,600,000	7,378
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	EUR	400,000	(6,914)
Lehman Brothers	France CPI Excluding Tobacco	Pay	1.965%	03/15/12		100,000	(428)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12		300,000	(1,071)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12		100,000	(721)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12	EUR	100,000	(775)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12		100,000	(672)
Barclays	France CPI Excluding Tobacco	Pay	1.960%	04/05/12		100,000	(779)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.940%	04/10/12		100,000	(881)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.940%	04/10/12		100,000	(959)
Barclays	France CPI Excluding Tobacco	Pay	1.980%	04/30/12		100,000	(825)
Citigroup	6-Month EUR-LIBOR	Pay	4.800%	07/11/12		3,800,000	62,298
Credit Suisse	3-Month USD-LIBOR	Pay	5.000%	12/19/12		$4,100,000	46,981
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/12		5,700,000	135,140
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/12		3,700,000	28,546
Lehman Brothers	6-Month GBP-LIBOR	Pay	5.500%	03/20/13	GBP	600,000	242
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	1,000,000	32,438
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		200,000	5,678
HSBC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		2,500,000	70,977
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/14		$4,400,000	96,398
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/14		2,600,000	1,977
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/14		4,700,000	16,404

See Notes to Financial Statements	A-34	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP	200,000	($14,154)
Goldman Sachs	6-Month GBP-LIBOR	Pay	5.000%	09/15/15		300,000	(20,777)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN	1,300,000	(232)
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16		2,600,000	(2,061)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		200,000	122
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		7,900,000	(17,410)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		2,700,000	512
Goldman Sachs	6-Month GBP-LIBOR	Pay	5.000%	09/20/17	GBP	900,000	47,743
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/17		$700,000	(25,661)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/22		1,000,000	15,927
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP	200,000	19,490
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		1,300,000	28,733
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		400,000	28,442
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.500%	12/15/35		300,000	(4,823)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35		$1,800,000	(65,205)
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/37		4,900,000	66,664

							$887,980

(i) Investments sold short outstanding as of September 30, 2007:

Description	Principal Amount	Value

U.S. Treasury Bonds
4.500% due 05/15/17	$4,200,000	$4,177,690
4.750% due 08/15/17	2,200,000	2,230,252
U.S. Treasury Notes
4.130% due 08/31/12	1,000,000	996,251
4.500% due 02/15/16	400,000	400,187
4.630% due 02/15/17	4,000,000	4,019,688

Total Investments sold short (Proceeds $11,831,654)		$11,824,068

See Notes to Financial Statements	A-35	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 3.52%

Consumer Discretionary - 0.10%

CSC Holdings Inc 7.875% due 12/15/07	$100,000	$100,380

Energy - 0.47%

Rockies Express Pipeline Co 6.448% due 08/20/09 ~ §	500,000	499,877

Financial Services - 2.34%

American Express Bank FSB 6.000% due 09/13/17	300,000	299,042
American Express Centurion Bank 6.000% due 09/13/17	200,000	199,361
Bank of America NA 5.505% due 02/27/09 §	500,000	498,769
Barclays Bank PLC (United Kingdom) 5.450% due 09/12/12	700,000	705,293
Ford Motor Credit Co LLC 7.875% due 06/15/10	500,000	489,053
General Electric Capital Corp 5.744% due 12/12/08 §	100,000	99,836
Rabobank Nederland (Netherlands) 5.380% due 01/15/09 ~ §	100,000	100,077
Travelers Property Casualty Corp 3.750% due 03/15/08	100,000	99,134

		2,490,565

Integrated Oils - 0.24%

Pemex Project Funding Master Trust 9.250% due 03/30/18	200,000	252,100

Utilities - 0.37%

BellSouth Corp 4.240% due 04/26/08 ~	400,000	397,730

Total Corporate Bonds & Notes (Cost $3,718,733)		3,740,652

CONVERTIBLE CORPORATE BONDS - 0.82%

Energy - 0.82%

Chesapeake Energy Corp 2.500% due 05/15/37	850,000	872,313

Total Convertible Corporate Bonds (Cost $835,448)		872,313

MORTGAGE-BACKED SECURITIES - 81.82%

Collateralized Mortgage Obligations - 1.74%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	379,553	373,601
4.550% due 08/25/35 “ §	195,900	195,462
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	79,919	78,068
4.748% due 08/25/35 “ §	121,720	120,541

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/35 ~ “ §	59,532	58,313
Freddie Mac 5.983% due 02/15/19 “ §	873,072	870,821
GSR Mortgage Loan Trust 4.540% due 09/25/35 “ §	147,706	147,541

		1,844,347

Fannie Mae - 78.73%

5.500% due 10/01/35 - 10/11/37 “ ±	76,481,648	74,918,678
6.000% due 09/01/36 - 10/11/37 “ ±	8,769,974	8,782,417

		83,701,095

Freddie Mac - 1.35%

5.000% due 08/01/37 - 09/01/37 “ ±	1,499,850	1,430,901

Total Mortgage-Backed Securities (Cost $86,730,810)		86,976,343

ASSET-BACKED SECURITIES - 0.04%

Freddie Mac Structured Pass-Through Securities 5.411% due 09/25/31 “ §	4,741	4,742
Lehman XS Trust 5.211% due 07/25/46 “ §	35,790	35,662
Merrill Lynch Mortgage Investors Inc 5.211% due 01/25/37 “ §	3,849	3,848

Total Asset-Backed Securities (Cost $44,382)		44,252

U.S. TREASURY OBLIGATIONS - 101.32%

U.S. Treasury Inflation Protected Securities - 101.03%

0.875% due 04/15/10 ^	7,145,120	6,914,122
1.625% due 01/15/15 ^	4,472,772	4,280,586
1.875% due 07/15/13 ^	1,247,587	1,228,095
1.875% due 07/15/15 ^	9,525,314	9,284,781
2.000% due 04/15/12 ^	3,490,236	3,465,968
2.000% due 01/15/14 ^	7,379,558	7,282,993
2.000% due 07/15/14 ^	110,401	109,070
2.000% due 01/15/16 ^	4,303,032	4,207,561
2.000% due 01/15/26 ^	7,342,509	7,024,916
2.375% due 04/15/11 ^	5,245,830	5,284,736
2.375% due 01/15/17 ^	11,672,109	11,759,662
2.375% due 01/15/25 ^	9,199,915	9,295,202
2.375% due 01/15/27 ^	3,821,841	3,869,618
2.500% due 07/15/16 ^	5,260,497	5,359,957
2.625% due 07/15/17 ^	1,507,590	1,554,467
3.000% due 07/15/12 ^	5,358,248	5,578,439
3.375% due 04/15/32 ^	293,390	358,440
3.500% due 01/15/11 ^	3,829,920	3,998,080
3.625% due 04/15/28 ^	2,022,019	2,463,704
3.875% due 01/15/09 ^	1,651,208	1,685,523
3.875% due 04/15/29 ^	7,412,652	9,415,232
4.250% due 01/15/10 ^	2,847,653	2,983,142

		107,404,294

U.S. Treasury Notes - 0.29%

4.750% due 08/15/17	300,000	304,125

Total U.S. Treasury Obligations (Cost $107,237,105)		107,708,419

See Notes to Financial Statements	A-36	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal Amount		Value

FOREIGN GOVERNMENT BONDS & NOTES - 0.50%

United Kingdom Gilt Inflation Linked Bond (United Kingdom)
2.500% due 05/20/09 ^	GBP	100,000	$536,767

Total Foreign Government Bonds & Notes (Cost $500,642)			536,767

MUNICIPAL BONDS - 0.19%

Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47		$100,000	98,449
Tobacco Settlement Financing Corp RI ‘A’ 6.000% due 06/01/23		100,000	101,776

Total Municipal Bonds (Cost $183,632)			200,225

PURCHASED OPTIONS - 0.13%

(See Note (f) to Notes to Schedule of Investments) (Cost $106,004)			137,396

SHORT-TERM INVESTMENTS - 1.28%

U.S. Treasury Bills - 0.59%

3.855% due 12/13/07 ‡		580,000	575,721
4.615% due 11/29/07 ‡		55,000	54,673

			630,394

	Shares

Money Market Funds - 0.69%

BlackRock Liquidity Funds Institutional TempCash	367,452	367,452
BlackRock Liquidity Funds Institutional TempFund	367,452	367,452

		734,904

Total Short-Term Investments (Cost $1,365,019)		1,365,298

TOTAL INVESTMENTS - 189.62% (Cost $200,721,775)		201,581,665

OTHER ASSETS & LIABILITIES, NET - (89.62%)		(95,273,518)

NET ASSETS - 100.00%		$106,308,147

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	101.32%
Mortgage-Backed Securities	81.82%
Corporate Bonds & Notes	3.52%
Short-Term Investments	1.28%
Convertible Corporate Bonds	0.82%
Foreign Government Bonds & Notes	0.50%
Municipal Bonds	0.19%
Purchased Options	0.13%
Asset-Backed Securities	0.04%

	189.62%
Other Assets & Liabilities, Net	(89.62	) %

	100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $630,394 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount		Net Unrealized Appreciation (Depreciation)

3-Month Euribor (12/08)	30	EUR	30,000,000	$23,760
3-Month Euribor (03/09)	3		3,000,000	3,672
3-Month Euribor (06/09)	2		2,000,000	2,371
Eurodollar (12/08)	28		$28,000,000	27,725
Eurodollar (03/09)	46		46,000,000	65,250
Eurodollar (06/09)	30		30,000,000	30,925
Eurodollar (09/09)	18		18,000,000	4,700
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	25	GBP	12,500,000	(7,545)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	27		13,500,000	2,123
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	53		26,500,000	15,191
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	1		500,000	51

Short Futures Outstanding

3-Month Euribor (09/08)	7	EUR	7,000,000	1,872
Euro-Bund 10-Year Notes (12/07)	7		700,000	(3,822)
Eurodollar (12/07)	16		$16,000,000	4,000
Eurodollar (03/08)	12		12,000,000	(5,963)
Eurodollar (06/08)	17		17,000,000	(15,088)
Eurodollar (09/08)	7		7,000,000	(8,150)
U.S. Treasury 5-Year Notes (12/07)	121		12,100,000	(54,828)
U.S. Treasury 10-Year Notes (12/07)	86		8,600,000	(12,312)
U.S. Treasury 30-Year Bonds (12/07)	115		11,500,000	13,094

				$87,026

See Notes to Financial Statements	A-37	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS PL INFLATION MANAGED FUND Schedule of Investments (Continued) September 30, 2007 (Unaudited)

(d) Investment sold short outstanding as of September 30, 2007:

Description	Principal Amount	Value

Fannie Mae 5.500% due 11/13/37	$54,500,000	$53,350,377
Freddie Mac 5.000% due 10/11/37	1,500,000	1,430,859
U.S. Treasury Bonds 4.750% due 08/15/17	800,000	811,001
U.S. Treasury Notes
4.130% due 08/31/12	700,000	697,375
4.250% due 11/15/13	600,000	598,453

Total Investments sold short (Proceeds $56,923,458)		$56,888,065

(e) Forward foreign currency contracts outstanding as of September 30, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	BRL	2,602,815	10/07	$42,473
Sell	BRL	2,602,815	10/07	(92,722)
Buy	BRL	24,316	11/07	209
Buy	BRL	851,026	03/08	11,853
Buy	BRL	2,602,815	07/08	80,057
Sell	CHF	85,000	12/07	(2,587)
Buy	CNY	6,507,744	01/08	10,912
Sell	CNY	6,507,744	01/08	(831)
Buy	CNY	3,586,143	03/08	2,349
Sell	CNY	3,586,143	03/08	(1,173)
Buy	CNY	5,916,844	03/09	18,975
Sell	CNY	5,916,844	03/09	(8,916)
Sell	EUR	270,000	10/07	(17,754)
Sell	GBP	462,000	11/07	(15,378)
Buy	JPY	125,476,000	10/07	7,917
Sell	JPY	126,834,000	10/07	1,249
Buy	KRW	24,873,500	01/08	59
Buy	KRW	302,999,950	05/08	8,303
Buy	MXN	11,296,411	03/08	(12,766)
Buy	MXN	17,600,851	07/08	4,103
Buy	MYR	428,498	05/08	(146)
Buy	PLN	999,197	07/08	13,313
Buy	RUB	13,923,678	01/08	11,845
Buy	RUB	454,950	07/08	129
Buy	SGD	519,163	10/07	7,256
Sell	SGD	499,636	10/07	(6,976)
Buy	SGD	24,315	02/08	184
Buy	SGD	493,694	05/08	6,899

				$68,836

(f) Purchased options outstanding as of September 30, 2007:

Interest Rate Swaptions

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	$3,000,000	$16,800	$23,682
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	1,000,000	5,050	8,827

						$21,850	$32,509

Foreign Currency Options

Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount		Cost	Value

Royal Bank of Scotland	Call - OTC U.S dollar versus Euro	$1.35	06/26/08	EUR	500,000	$15,735	$41,838
Royal Bank of Scotland	Put - OTC U.S dollar versus Euro	1.35	06/26/08		500,000	15,735	4,674
Morgan Stanley	Call - OTC U.S dollar versus Euro	1.39	07/08/10		500,000	26,342	38,784
Morgan Stanley	Put - OTC U.S dollar versus Euro	1.39	07/08/10		500,000	26,342	19,591

						$84,154	$104,887

See Notes to Financial Statements	A-38	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS PL INFLATION MANAGED FUND Schedule of Investments (Continued) September 30, 2007 (Unaudited)

(g) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2007	1,000,024	$18,717
Call Options Written	3,000,057	86,716
Put Options Written	2,000,020	72,996
Call Options Expired	(1,000,049)	(22,496)
Put Options Expired	(23)	(6,191)

Outstanding, September 30, 2007	5,000,029	$149,742

(h) Premiums received and value of written options outstanding as of September 30, 2007:

Interest Rate Swaptions

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	$1,000,000	$12,300	$14,031
Lehman Brothers	Call - OTC 7-Year Interest Rate Swap	Receive	5.365%	09/20/10	1,000,000	27,250	29,279
Lehman Brothers	Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	1,000,000	37,600	35,312
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.365%	09/20/10	1,000,000	31,445	29,279
Royal Bank of Scotland	Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	1,000,000	31,445	35,312

						$140,040	$143,213

Options on Exchange-Traded Futures Contracts

Counterparty	Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value

Citigroup	Put - CBOT U.S. Treasury 10-Year Note Futures	$107.00	11/20/07	9	$1,658	$2,102
JPMorgan Chase	Call - CBOT U.S. Treasury 10-Year Note Futures	111.00	11/20/07	11	5,683	4,125
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures	112.00	11/20/07	9	2,361	1,359

					$9,702	$7,586

(i) Swap agreements outstanding as of September 30, 2007:

Credit Default Swaps

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Goldman Sachs	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.400%	09/20/08	$100,000	($1,282)
Lehman Brothers	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	1.425%	09/20/08	100,000	(1,517)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Buy	(5.050%)	09/20/08	500,000	(9,254)
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	1,000,000	(1,943)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.010%	06/20/12	100,000	(348)
Lehman Brothers	Dow Jones CDX NA HY-8 Index	Sell	2.300%	06/20/12	200,000	4,522
Merrill Lynch	Dow Jones CDX NA HY-8 Index	Sell	2.460%	06/20/12	120,000	3,520
Merrill Lynch	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	500,000	11,694
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	6.850%	06/20/12	100,000	12,005
Royal Bank of Scotland	Lehman Brothers Holding Inc 6.625% due 01/18/12	Sell	0.660%	09/20/12	100,000	(780)
Citigroup	The Bear Stearns Cos Inc 5.300% due 10/30/15	Sell	0.720%	09/20/12	100,000	(778)
Morgan Stanley	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.750%	09/20/12	100,000	1,365
Morgan Stanley	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.800%	09/20/12	100,000	1,586
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.550%	09/20/12	100,000	1,805
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.050%	09/20/12	100,000	(1,012)
Citigroup	RH Donnelley Holding Company 8.875% due 01/15/16	Sell	3.400%	09/20/12	100,000	1,814
Morgan Stanley	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.800%	09/20/12	100,000	(412)
Citigroup	General Motors Acceptance Corp 6.875% due 08/28/12	Buy	(5.000%)	09/20/12	100,000	(5,859)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	5.350%	09/20/12	500,000	35,462
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12	Buy	(0.390%)	12/20/12	100,000	276

						$50,864

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Notes to Financial Statements	A-39	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS PL INFLATION MANAGED FUND Schedule of Investments (Continued) September 30, 2007 (Unaudited)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/09	JPY	300,000,000	$2,895
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP	1,200,000	(14,997)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$12,000,000	94,239
Barclays	6-Month Australian Bank Bill	Pay	7.000%	12/15/09	AUD	800,000	(472)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/09		1,600,000	(1,006)
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/09		$12,300,000	163,497
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/09		6,600,000	108,784
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	12/19/09		2,800,000	37,171
Citigroup	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	AUD	300,000	(2,223)
Deutsche Bank	6-Month Australian Bank Bill	Pay	6.500%	01/15/10		1,100,000	(7,885)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/10		700,000	(4,873)
Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	03/20/10	GBP	1,400,000	1,004
Deutsche Bank	6-Month Australian Bank Bill	Pay	7.000%	06/15/10	AUD	5,200,000	(603)
Credit Suisse	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP	500,000	(4,568)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10		1,000,000	(7,854)
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	EUR	500,000	10,212
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10		100,000	2,266
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.261%	07/14/11		500,000	12,802
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.028%	10/15/11		200,000	1,697
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11		300,000	4,329
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.976%	12/15/11		4,000,000	(1,895)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.988%	12/15/11		1,000,000	(385)
Morgan Stanley	BRL - CDI Compounded	Pay	10.115%	01/02/12	BRL	400,000	(4,951)
UBS	BRL - CDI Compounded	Pay	10.575%	01/02/12		2,400,000	(27,546)
Barclays	BRL - CDI Compounded	Pay	10.680%	01/02/12		2,200,000	(3,700)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/12	JPY	140,000,000	3,728
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/12		$1,400,000	43,014
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/12		400,000	11,554
Barclays	3-Month USD-LIBOR	Receive	5.000%	12/19/14		1,000,000	(6,175)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/19/14		300,000	(9,037)
Goldman Sachs	6-Month GBP-LIBOR	Receive	5.000%	09/15/15	GBP	300,000	9,187
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16	EUR	200,000	1,213
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16		200,000	331
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.353%	10/15/16		100,000	72
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	MXN	11,200,000	(11,751)
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		5,200,000	(4,732)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		2,100,000	(2,639)
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		5,400,000	(5,297)
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR	500,000	37,177
Royal Bank of Scotland	3-Month Canadian Bank Bill	Receive	5.500%	06/20/17	CAD	300,000	(4,939)
Barclays	6-Month Australian Bank Bill	Receive	6.750%	12/15/17	AUD	100,000	125
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/17		200,000	328
Barclays	3-Month USD-LIBOR	Receive	5.000%	12/19/17		$1,300,000	(54,155)
Credit Suisse	3-Month USD-LIBOR	Receive	5.000%	12/19/17		400,000	(4,233)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/19/17		300,000	(12,481)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	12/19/17		3,200,000	(80,414)
UBS	3-Month USD-LIBOR	Receive	5.000%	12/19/17		300,000	(14,350)
Royal Bank of Scotland	United Kingdom RPI Index	Pay	3.440%	09/10/27	GBP	100,000	(710)
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		400,000	28,743
Credit Suisse	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		200,000	14,487
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36		200,000	43,116
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/37		$1,000,000	62,004
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/37		1,000,000	65,744

							$465,848

See Notes to Financial Statements	A-40	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.71%

Autos & Transportation - 0.72%

Southwest Airlines Co	54,300	$803,640

Consumer Discretionary - 15.50%

Clear Channel Communications Inc	10,299	385,595
Kimberly-Clark Corp	24,100	1,693,266
Liberty Media Corp - Capital ‘A’ *	10,875	1,357,526
Liberty Media Corp - Interactive ‘A’ *	75,075	1,442,191
Lowe’s Cos Inc	19,200	537,984
News Corp ‘B’	44,800	1,047,872
The Home Depot Inc	12,600	408,744
Time Warner Inc	222,100	4,077,756
Viacom Inc ‘B’ *	89,150	3,474,176
Wal-Mart Stores Inc	65,800	2,872,170

		17,297,280

Consumer Staples - 12.83%

Altria Group Inc	24,700	1,717,391
Anheuser-Busch Cos Inc	18,890	944,311
Cadbury Schweppes PLC ADR (United Kingdom)	47,700	2,219,004
Kraft Foods Inc ‘A’	62,802	2,167,297
Sara Lee Corp	8,900	148,541
The Coca-Cola Co	63,800	3,666,586
The Procter & Gamble Co	16,600	1,167,644
Unilever NV ‘NY’ (Netherlands)	74,200	2,289,070

		14,319,844

Financial Services - 27.41%

Aflac Inc	11,800	673,072
American International Group Inc	19,800	1,339,470
Bank of America Corp	72,800	3,659,656
Barclays PLC ADR (United Kingdom)	3,100	150,722
Berkshire Hathaway Inc ‘B’ *	140	553,280
Citigroup Inc	102,500	4,783,675
Fannie Mae	7,800	474,318
Freddie Mac	21,200	1,251,012
Genworth Financial Inc ‘A’	13,400	411,782
JPMorgan Chase & Co	35,900	1,644,938
MBIA Inc	6,600	402,930
Merrill Lynch & Co Inc	19,200	1,368,576
MetLife Inc	15,500	1,080,815
The Bank of New York Mellon Corp	41,939	1,851,187
The Bear Stearns Cos Inc	3,000	368,430
The Chubb Corp	46,780	2,509,279
The Hartford Financial Services Group Inc	6,300	583,065
The PNC Financial Services Group Inc	10,400	708,240
The Travelers Cos Inc	11,086	558,069
The Western Union Co	21,200	444,564
Torchmark Corp	5,500	342,760
U.S. Bancorp	18,900	614,817
Wachovia Corp	62,456	3,132,168
Wells Fargo & Co	47,500	1,691,950

		30,598,775

Health Care - 18.23%

Abbott Laboratories	36,400	1,951,768
Boston Scientific Corp *	42,100	587,295
Bristol-Myers Squibb Co	94,200	2,714,844
Cardinal Health Inc	25,700	1,607,021
CVS Caremark Corp	49,000	1,941,870
Eli Lilly & Co	36,500	2,077,945
GlaxoSmithKline PLC ADR (United Kingdom)	25,500	1,356,600
Pfizer Inc	73,100	1,785,833
Roche Holding AG ADR (Switzerland)	3,800	343,340

Sanofi-Aventis ADR (France)	7,800	330,876
Schering-Plough Corp	82,600	2,612,638
Wyeth	68,200	3,038,310

		20,348,340

Materials & Processing - 7.45%

Alcoa Inc	21,300	833,256
E.I. du Pont de Nemours & Co	45,800	2,269,848
International Paper Co	111,458	3,997,999
Newmont Mining Corp	10,700	478,611
Rohm & Haas Co	13,300	740,411

		8,320,125

Multi-Industry - 1.89%

General Electric Co	51,000	2,111,400

Producer Durables - 0.24%

KLA-Tencor Corp	4,800	267,744

Technology - 5.23%

Cisco Systems Inc *	8,700	288,057
Computer Sciences Corp *	3,300	184,470
Dell Inc *	43,700	1,206,120
Hewlett-Packard Co	14,100	702,039
Intel Corp	20,700	535,302
International Business Machines Corp	11,900	1,401,820
Microsoft Corp	26,000	765,960
Telefonaktiebolaget LM Ericsson ADR (Sweden)	10,700	425,860
Texas Instruments Inc	8,900	325,651

		5,835,279

Utilities - 7.21%

AT&T Inc	36,600	1,548,546
Comcast Corp ‘A’ *	150,100	3,629,418
Verizon Communications Inc	64,700	2,864,916

		8,042,880

Total Common Stocks (Cost $98,838,368)		107,945,307

Principal Amount

SHORT-TERM INVESTMENTS - 5.21%

U.S. Government Agency Issue - 5.20%

Federal Home Loan Bank 4.000% due 10/01/07	$5,800,000	5,800,000

See Notes to Financial Statements	A-41	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value

Money Market Funds - 0.01%

BlackRock Liquidity Funds Institutional TempCash	4,772	$4,772
BlackRock Liquidity Funds Institutional TempFund	4,772	4,772

		9,544

Total Short-Term Investments (Cost $5,809,544)		5,809,544

TOTAL INVESTMENTS - 101.92% (Cost $104,647,912)		113,754,851

OTHER ASSETS & LIABILITIES, NET - (1.92%)		(2,139,256)

NET ASSETS - 100.00%		$111,615,595

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	27.41%
Health Care	18.23%
Consumer Discretionary	15.50%
Consumer Staples	12.83%
Materials & Processing	7.45%
Utilities	7.21%
Technology	5.23%
Short-Term Investments	5.21%
Multi-Industry	1.89%
Autos & Transportation	0.72%
Producer Durables	0.24%

101.92%
Other Assets & Liabilities, Net	(1.92)%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	A-42	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.98%

Autos & Transportation - 7.78%

C.H. Robinson Worldwide Inc	41,679	$2,262,753
Expeditors International of Washington Inc	38,531	1,822,516
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	22,335	1,219,491
UAL Corp *	25,911	1,205,639

		6,510,399

Consumer Discretionary - 36.33%

Abercrombie & Fitch Co ‘A’	29,116	2,349,661
Apollo Group Inc ‘A’ *	29,436	1,770,575
AutoZone Inc *	8,993	1,044,447
Baidu.com Inc ADR * (Cayman)	7,524	2,179,327
Chipotle Mexican Grill Inc ‘B’ *	9,617	1,029,019
Choice Hotels International Inc	18,694	704,203
ChoicePoint Inc *	31,489	1,194,063
Ctrip.com International Ltd ADR (Cayman)	20,356	1,054,441
Discovery Holding Co ‘A’ *	47,070	1,357,969
Focus Media Holding Ltd ADR * (Cayman)	19,418	1,126,632
Grupo Televisa SA ADR (Mexico)	72,375	1,749,304
Iron Mountain Inc *	39,312	1,198,230
Li & Fung Ltd + (Bermuda)	430,000	1,817,925
Monster Worldwide Inc *	40,486	1,378,953
NHN Corp * + (South Korea)	6,091	1,402,529
The Corporate Executive Board Co	32,258	2,394,834
Under Armour Inc ‘A’ *	14,412	862,126
Weight Watchers International Inc	13,734	790,529
Wendy’s International Inc	29,353	1,024,713
Wynn Resorts Ltd	25,294	3,985,323

		30,414,803

Energy - 2.16%

Southwestern Energy Co *	43,169	1,806,623

Financial Services - 14.74%

Alleghany Corp *	2,701	1,096,606
Brookfield Asset Management Inc ‘A’ (Canada)	30,949	1,191,537
Brown & Brown Inc	10,816	284,461
Calamos Asset Management Inc ‘A’	43,330	1,223,206
Global Payments Inc	27,884	1,233,030
InterContinentalExchange Inc *	8,982	1,364,366
Janus Capital Group Inc	62,468	1,766,595
Leucadia National Corp	33,977	1,638,371
MasterCard Inc ‘A’	8,589	1,270,914
Moody’s Corp	25,170	1,268,568

		12,337,654

Health Care - 7.33%

Gen-Probe Inc *	24,509	1,631,809
Illumina Inc *	16,479	854,931
Stericycle Inc *	34,109	1,949,670
Techne Corp *	26,946	1,699,754

		6,136,164

Integrated Oils - 4.17%

Ultra Petroleum Corp * (Canada)	56,202	3,486,772

Materials & Processing - 6.18%

Aecom Technology Corp *	17,389	607,398
Forest City Enterprises Inc ‘A’	23,208	1,280,153
Nalco Holding Co	77,311	2,292,271
Texas Industries Inc	12,676	995,066

		5,174,888

Multi-Industry - 0.49%

Freedom Acquisition Holdings Inc *	36,463	410,209

Producer Durables - 4.14%

Crown Castle International Corp *	30,318	1,231,820
Desarrolladora Homex SAB de CV ADR * (Mexico)	13,128	728,604
Itron Inc *	9,286	864,248
NVR Inc *	1,368	643,302

		3,467,974

Technology - 5.16%

Autodesk Inc *	16,649	831,951
Equinix Inc *	17,162	1,522,098
salesforce.com inc *	24,097	1,236,658
SAVVIS Inc *	18,894	732,709

		4,323,416

Utilities - 6.50%

NII Holdings Inc *	29,804	2,448,399
Questar Corp	22,365	1,174,833
Tencent Holdings Ltd + (Cayman)	282,000	1,814,297

		5,437,529

Total Common Stocks (Cost $61,968,713)		79,506,431

OPEN-END MUTUAL FUND - 3.07%

Aeroplan Income Fund (Canada)	115,061	2,573,877

Total Open-End Mutual Fund (Cost $1,788,482)		2,573,877

Principal Amount

SHORT-TERM INVESTMENTS - 2.83%

U.S. Government Agency Issue - 2.72%

Federal Home Loan Bank 4.000% due 10/01/07	$2,275,000	2,275,000

	Shares

Money Market Fund - 0.11%

BlackRock Liquidity Funds Institutional TempCash	92,289	92,289

Total Short-Term Investments (Cost $2,367,289)		2,367,289

TOTAL INVESTMENTS - 100.88% (Cost $66,124,484)		84,447,597

OTHER ASSETS & LIABILITIES, NET - (0.88%)		(740,036)

NET ASSETS - 100.00%		$83,707,561

See Notes to Financial Statements	A-43	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Notes to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	36.33%
Financial Services	14.74%
Autos & Transportation	7.78%
Health Care	7.33%
Utilities	6.50%
Materials & Processing	6.18%
Technology	5.16%
Integrated Oils	4.17%
Producer Durables	4.14%
Open-End Mutual Fund	3.07%
Short-Term Investments	2.83%
Energy	2.16%
Multi-Industry	0.49%

100.88%
Other Assets & Liabilities, Net	(0.88%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $5,034,751, or 6.01% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See Notes to Financial Statements	A-44	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.98%

Consumer Discretionary - 5.50%

Gaylord Entertainment Co *	1,006	$53,539
Hilton Hotels Corp	3,336	155,091
Morgans Hotel Group Co *	19,814	430,955
Starwood Hotels & Resorts Worldwide Inc	24,204	1,470,393

		2,109,978

Financial Services - 88.33%

Acadia Realty Trust REIT	9,815	266,281
AMB Property Corp REIT	14,210	849,900
American Campus Communities Inc REIT	1,060	31,047
Archstone-Smith Trust REIT	10,645	640,190
AvalonBay Communities Inc REIT	10,071	1,188,982
Boston Properties Inc REIT	20,648	2,145,327
Brandywine Realty Trust REIT	26,584	672,841
BRE Properties Inc REIT	10,130	566,571
Brookfield Properties Corp (Canada)	66,620	1,658,838
Camden Property Trust REIT	4,355	279,809
Cedar Shopping Centers Inc REIT	3,280	44,674
Cogdell Spencer Inc REIT	2,080	38,480
Colonial Properties Trust REIT	3,765	129,139
DCT Industrial Trust Inc REIT	5,750	60,202
DiamondRock Hospitality Co REIT	11,930	207,701
Douglas Emmett Inc REIT	9,620	237,903
Duke Realty Corp REIT	3,000	101,430
EastGroup Properties Inc REIT	2,030	91,878
Equity Lifestyle Properties Inc REIT	7,180	371,924
Equity One Inc REIT	281	7,643
Equity Residential REIT	62,814	2,660,801
Essex Property Trust Inc REIT	5,527	649,809
Federal Realty Investment Trust REIT	11,023	976,638
General Growth Properties Inc REIT	15,682	840,869
GMH Communities Trust REIT	4,810	37,277
HCP Inc REIT	910	30,185
Healthcare Realty Trust Inc REIT	33,390	890,177
Hersha Hospitality Trust REIT	12,497	123,720
Highwoods Properties Inc REIT	2,316	84,928
Host Hotels & Resorts Inc REIT	104,819	2,352,138
Kilroy Realty Corp REIT	8,429	511,050
LaSalle Hotel Properties REIT	2,695	113,406
Liberty Property Trust REIT	21,016	845,053
Mack-Cali Realty Corp REIT	28,421	1,168,103
Maguire Properties Inc REIT	7,020	181,327
Mid-America Apartment Communities Inc REIT	4,430	220,836
Parkway Properties Inc REIT	708	31,251
Plum Creek Timber Co Inc REIT	8,728	390,665
Post Properties Inc REIT	15,236	589,633
ProLogis REIT	8,402	557,473
PS Business Parks Inc REIT	1,140	64,809
Public Storage REIT	13,327	1,048,169
Ramco-Gershenson Properties Trust REIT	5,915	184,785
Regency Centers Corp REIT	16,406	1,259,161
Senior Housing Properties Trust REIT	17,170	378,770
Simon Property Group Inc REIT	34,585	3,458,500
SL Green Realty Corp REIT	5,503	642,585
Sovran Self Storage Inc REIT	6,637	304,240
Strategic Hotels & Resorts Inc REIT	29,657	610,638
Taubman Centers Inc REIT	2,074	113,552
The Macerich Co REIT	14,503	1,270,173
UDR Inc REIT	1,570	38,182
Universal Health Realty Income Trust REIT	3,000	106,590
Vornado Realty Trust REIT	14,145	1,546,756

		33,873,009

Health Care - 0.82%

Assisted Living Concepts Inc ‘A’ *	34,250	313,045

Materials & Processing - 1.33%

Brookfield Homes Corp	1,350	25,042
Forest City Enterprises Inc ‘A’	8,805	485,684

		510,726

Total Common Stocks (Cost $32,082,230)		36,806,758

SHORT-TERM INVESTMENT - 4.49%

Money Market Fund - 4.49%

BlackRock Liquidity Funds Institutional TempFund	1,721,099	1,721,099

Total Short-Term Investment (Cost $1,721,099)		1,721,099

TOTAL INVESTMENTS - 100.47% (Cost $33,803,329)		38,527,857

OTHER ASSETS & LIABILITIES, NET - (0.47%)		(179,048)

NET ASSETS - 100.00%		$38,348,809

Note to Schedule of Investments

(a) As of September 30, 2007, the Fund was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	24.95%
Retail	21.96%
Residential	18.07%
Lodging	14.38%
Diversified	7.49%
Health Care/Assisted Living	4.59%
Self-Storage	3.52%
Land	1.02%

95.98%
Short-Term Investment	4.49%
Other Assets & Liabilities, Net	(0.47%)

100.00%

See Notes to Financial Statements	A-45	See explanation of symbols and terms, if any, on page A-46

PACIFIC LIFE FUNDS
Schedule of Investments
Explanation of Symbols and Terms
September 30, 2007 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+

Securities were fair valued under the procedures established by the Pacific Life Funds’ Board of Trustees, including considerations to determine fair values for certain foreign securities. See Note 2A to Financial Statements.

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of September 30, 2007.

±	Securities are grouped by coupon rate and represent a range of maturities.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

r	A portion of this security is subject to call and/or put options written.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of September 30, 2007.

à	Total shares owned by the fund as of September 30, 2007 were less than one share.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings shares on Italian Stock Exchanges)
XAMS	Amsterdam Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

See Notes to Financial Statements	A-46

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007 (Unaudited)

	PL Portfolio Optimization Conservative	PL Portfolio Optimization Moderate- Conservative	PL Portfolio Optimization Moderate	PL Portfolio Optimization Moderate- Aggressive	PL Portfolio Optimization Aggressive	PL Money Market Fund	PL Small-Cap Growth Fund	PL International Value Fund

ASSETS
Investments, at cost	$33,589,276	$95,016,115	$374,318,659	$398,691,404	$185,021,174	$29,564,742	$47,365,382	$94,408,722

Investments, at value	$35,071,798	$102,696,214	$417,334,380	$454,635,834	$213,416,767	$29,564,742	$50,583,428	$110,833,633
Cash (1)	280,302	—	198,345	305,654	388,060	—	687,188	2,677,466
Foreign currency held, at value (2)	—	—	—	—	—	—	—	300,925
Receivables:
Dividends and interest	75,882	156,933	436,591	280,297	32,114	30,780	7,987	337,902
Foreign tax reclaim	—	—	—	—	—	—	—	150,093
Fund shares sold	480,178	2,775,602	3,291,662	2,845,959	1,466,318	108,485	790	215,228
Securities sold	—	307	—	—	—	—	451,672	56,820
Variation margin	—	—	—	—	—	—	—	74,636
Due from adviser and/or administrator	20,428	45,903	169,828	186,129	89,079	7,328	15,509	27,602
Prepaid expenses and other assets	6,539	6,439	5,283	4,705	4,614	5,868	6,043	5,119

Total Assets	35,935,127	105,681,398	421,436,089	458,258,578	215,396,952	29,717,203	51,752,617	114,679,424

LIABILITIES
Payables:
Fund shares redeemed	38,286	157,671	697,417	758,919	516,550	330,333	407	3,670
Securities purchased	355,856	156,220	632,133	583,210	418,498	2,500,000	153,265	—
Due to custodian	—	307	—	—	—	—	—	—
Income distributions	—	—	—	—	—	812	—	—
Accrued advisory fees	—	—	—	—	—	9,016	41,113	74,504
Accrued administration fees	10,203	28,766	115,944	125,999	58,611	7,889	14,390	30,679
Accrued support service expenses	4,263	12,257	48,332	53,601	24,732	2,194	6,057	10,047
Accrued custodian fees and expenses	1,977	2,309	2,153	1,767	1,746	5,965	6,422	7,395
Accrued legal and audit fees	3,613	10,414	40,854	44,575	19,118	2,654	5,095	11,832
Accrued deferred trustee compensation and expenses	1,861	4,903	17,205	17,642	7,262	8,626	5,631	11,360
Accrued distribution and/or service fees	2,441	7,055	28,023	30,689	13,352	1,115	2,212	4,851
Accrued transfer agency out-of-pocket expenses	2,983	8,492	33,761	35,288	16,263	2,359	7,056	9,031
Accrued other	5,067	18,684	30,029	35,621	21,578	1,658	4,404	7,942

Total Liabilities	426,550	407,078	1,645,851	1,687,311	1,097,710	2,872,621	246,052	171,311

NET ASSETS	$35,508,577	$105,274,320	$419,790,238	$456,571,267	$214,299,242	$26,844,582	$51,506,565	$114,508,113

(1)	Includes margin deposits of $79,300 segregated for futures contracts in the PL International Value Fund.

(2)	Foreign currency held at cost for the PL International Value Fund was $290,833.

See Notes to Financial Statements	B-1

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2007 (Unaudited)

	PL Portfolio Optimization Conservative	PL Portfolio Optimization Moderate- Conservative	PL Portfolio Optimization Moderate	PL Portfolio Optimization Moderate- Aggressive	PL Portfolio Optimization Aggressive	PL Money Market Fund (1)	PL Small-Cap Growth Fund	PL International Value Fund

NET ASSETS CONSIST OF:
Paid-in capital	$33,745,337	$96,586,488	$370,892,069	$394,343,517	$183,311,157	$26,835,896	$43,000,085	$95,050,472
Undistributed/accumulated net investment income (loss)	397,251	771,755	2,005,811	921,957	(173,957)	8,780	(216,549)	951,912
Undistributed/accumulated net realized gain (loss)	(116,533)	235,978	3,876,637	5,361,363	2,766,449	(94)	5,504,983	1,982,082
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	1,482,522	7,680,099	43,015,721	55,944,430	28,395,593	—	3,218,046	16,523,647

NET ASSETS	$35,508,577	$105,274,320	$419,790,238	$456,571,267	$214,299,242	$26,844,582	$51,506,565	$114,508,113

Class A Shares:
Net Assets	$14,942,644	$46,208,164	$186,710,700	$203,525,076	$103,983,510	$26,844,582	$50,673,211	$112,461,477
Shares of beneficial interest outstanding	1,387,553	3,987,970	14,751,903	15,139,920	7,255,811	26,846,392	4,091,842	7,212,249
Net Asset Value per share*	$10.77	$11.59	$12.66	$13.44	$14.33	$1.00	$12.38	$15.59
Sales Charge - Maximum is 5.50% of offering price	0.63	0.67	0.74	0.78	0.83	—	0.72	0.91

Maximum offering price per share	$11.40	$12.26	$13.40	$14.22	$15.16	$1.00	$13.10	$16.50

Class B Shares:
Net Assets	$3,124,626	$13,751,695	$55,506,807	$69,892,298	$31,030,499		$444,650	$667,001
Shares of beneficial interest outstanding	292,035	1,195,168	4,416,131	5,245,876	2,186,007		37,142	43,846
Net Asset Value and offering price per share*	$10.70	$11.51	$12.57	$13.32	$14.20		$11.97	$15.21

Class C Shares:
Net Assets	$16,659,758	$43,806,614	$172,124,263	$180,986,553	$78,320,484		$388,704	$1,379,635
Shares of beneficial interest outstanding	1,558,443	3,807,247	13,709,471	13,609,072	5,519,691		32,419	90,729
Net Asset Value and offering price per share*	$10.69	$11.51	$12.56	$13.30	$14.19		$11.99	$15.21

Class R Shares:**
Net Assets	$781,549	$1,507,847	$5,448,468	$2,167,340	$964,749
Shares of beneficial interest outstanding	72,682	130,322	431,418	161,292	67,378
Net Asset Value per share	$10.75	$11.57	$12.63	$13.44	$14.32

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

**	Class R shares are offered to the PL Portfolio Optimization Funds only.

(1)	PL Money Market Fund offers Class A Shares only and is not subject to a front-end sales load.

See Notes to Financial Statements	B-2

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2007 (Unaudited)

	PL Large-Cap Value Fund	PL Short Duration Bond Fund	PL Growth LT Fund	PL Mid-Cap Value Fund	PL Large-Cap Growth Fund	PL International Large-Cap Fund	PL Small-Cap Value Fund	PL Main Street Core Fund

ASSETS
Investments, at cost	$57,309,175	$80,315,334	$65,490,018	$82,737,289	$30,192,845	$74,807,640	$15,850,787	$95,362,579

Investments, at value	$69,665,906	$80,805,704	$81,229,470	$84,704,130	$36,149,302	$93,418,098	$15,647,975	$107,780,406
Cash (1)	1,755,299	—	59,063	—	378,820	—	—	1,060,165
Foreign currency held, at value (2)	—	—	10,878	—	—	69,581	—	—
Receivables:
Dividends and interest	110,991	695,462	60,561	108,896	17,806	212,977	28,366	124,948
Foreign tax reclaim	254	—	18,829	—	—	123,104	—	—
Fund shares sold	63,559	45	63,361	90,109	623	30,235	97,147	100,827
Securities sold	—	—	238,794	690,818	—	188,512	10,330	1,464,293
Due from adviser and/or administrator	16,084	17,662	20,436	20,113	12,094	29,647	7,015	24,714
Prepaid expenses and other assets	5,820	1,136	6,381	381	5,302	6,295	11,359	1,536

Total Assets	71,617,913	81,520,009	81,707,773	85,614,447	36,563,947	94,078,449	15,802,192	110,556,889

LIABILITIES
Payables:
Fund shares redeemed	15	—	1,209	—	—	—	16	20
Securities purchased	1,753,347	2,586,334	2,495,862	2,726,225	—	330,697	483,099	1,803,649
Variation margin	—	7,641	—	—	—	—	—	—
Accrued advisory fees	47,142	38,623	46,440	56,459	27,247	77,900	10,587	55,969
Accrued administration fees	19,411	22,530	21,672	23,248	10,038	25,967	3,900	30,137
Accrued support service expenses	5,278	8,486	6,696	8,838	3,466	9,532	3,547	11,620
Accrued custodian fees and expenses	5,229	3,146	5,413	9,052	10,447	24,348	—	31,349
Accrued legal and audit fees	8,630	9,681	9,267	10,384	4,216	10,703	2,127	12,816
Accrued deferred trustee compensation and expenses	12,158	3,962	8,423	3,041	15,103	7,551	214	3,602
Accrued distribution and/or service fees	3,106	3,257	3,362	3,414	1,643	3,979	614	4,427
Accrued transfer agency out-of-pocket expenses	6,223	6,926	6,724	7,330	2,891	8,324	3,406	9,623
Accrued other	6,540	17,935	6,998	19,109	4,337	9,036	1,852	13,651
Forward foreign currency contracts depreciation	—	—	28,558	—	—	—	—	—
Outstanding options written, at value (premiums received $5,692)	—	—	2,548	—	—	—	—	—

Total Liabilities	1,867,079	2,708,521	2,643,172	2,867,100	79,388	508,037	509,362	1,976,863

NET ASSETS	$69,750,834	$78,811,488	$79,064,601	$82,747,347	$36,484,559	$93,570,412	$15,292,830	$108,580,026

(1)	Includes margin deposits of $59,063 segregated for put and call options written in the PL Growth LT Fund.

(2)	Foreign currency held at cost for the PL Growth LT and PL International Large-Cap Funds were $10,673 and $66,946 respectively.

See Notes to Financial Statements	B-3

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2007 (Unaudited)

	PL Large-Cap Value Fund	PL Short Duration Bond Fund	PL Growth LT Fund	PL Mid-Cap Value Fund	PL Large-Cap Growth Fund	PL International Large-Cap Fund	PL Small-Cap Value Fund (1)	PL Main Street Core Fund (1)

NET ASSETS CONSIST OF:
Paid-in capital	$56,841,224	$78,503,846	$62,671,659	$76,094,913	$31,820,980	$73,254,652	$15,494,064	$93,671,898
Undistributed/accumulated net investment income (loss)	177,336	19,774	17,207	108,819	(171,681)	1,017,870	42,777	310,760
Undistributed/accumulated net realized gain (loss)	375,505	(320,924)	662,185	4,576,774	(1,121,197)	675,658	(41,199)	2,179,541
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	12,356,769	608,792	15,713,550	1,966,841	5,956,457	18,622,232	(202,812)	12,417,827

NET ASSETS	$69,750,834	$78,811,488	$79,064,601	$82,747,347	$36,484,559	$93,570,412	$15,292,830	$108,580,026

Class A Shares:
Net Assets	$67,638,062	$78,578,321	$77,879,335	$82,438,946	$35,218,568	$92,049,406	$15,292,830	$108,580,026
Shares of beneficial interest outstanding	4,954,954	7,922,396	5,389,862	7,298,873	3,321,960	5,353,176	1,593,964	8,843,166
Net Asset Value per share*	$13.65	$9.92	$14.45	$11.29	$10.60	$17.20	$9.59	$12.28
Sales Charge - Maximum is 5.50% of offering price	0.79	0.58	0.84	0.66	0.62	1.00	—	—

Maximum offering price per share	$14.44	$10.50	$15.29	$11.95	$11.22	$18.20	$9.59	$12.28

Class B Shares:
Net Assets	$676,976	$45,549	$465,917	$64,891	$461,915	$691,648
Shares of beneficial interest outstanding	50,579	4,598	33,193	5,841	45,051	41,407
Net Asset Value and offering price per share*	$13.38	$9.91	$14.04	$11.11	$10.25	$16.70

Class C Shares:
Net Assets	$1,435,796	$187,618	$719,349	$243,510	$804,076	$829,358
Shares of beneficial interest outstanding	107,597	18,937	51,423	21,930	78,553	49,504
Net Asset Value and offering price per share*	$13.34	$9.91	$13.99	$11.10	$10.24	$16.75

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	The PL Small-Cap Value and PL Main Street Core Funds offer Class A Shares only and are not subject to a front-end sales load.

See Notes to Financial Statements	B-4

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2007 (Unaudited)

	PL Emerging Markets Fund	PL Managed Bond Fund	PL Inflation Managed Fund	PL Comstock Fund	PL Mid-Cap Growth Fund	PL Real Estate Fund

ASSETS
Investments, at cost	$35,106,700	$167,719,976	$200,721,775	$104,647,912	$66,124,484	$33,803,329

Investments, at value	$52,253,719	$168,333,197	$201,581,665	$113,754,851	$84,447,597	$38,527,857
Foreign currency held, at value (1)	488,997	2,758,948	542,996	—	81,509	33,165
Receivables:
Dividends and interest	98,059	550,360	693,789	154,088	33,212	143,607
Foreign tax reclaim	691	—	—	—	—	—
Fund shares sold	15,695	206,449	80,065	175,249	1,990	35,775
Securities sold	1,287,747	46,686,193	1,011,720	562,182	1,484,407	35,909
Variation margin	—	197,363	40,473	—	—	—
Securities sold short	—	18,851,414	56,923,458	—	—	—
Swap agreements	—	2,380	—	—	—	—
Due from adviser and/or administrator	40,820	34,817	25,535	24,085	17,847	13,265
Forward foreign currency contracts appreciation	—	908,133	228,085	—	—	—
Prepaid expenses and other assets	835	7,126	1,510	6,741	6,186	489
Swap appreciation	—	1,742,839	833,768	—	—	—

Total Assets	54,186,563	240,279,219	261,963,064	114,677,196	86,072,748	38,790,067

LIABILITIES
Payables:
Fund shares redeemed	—	4,224	23,104	4,632	7,647	15,204
Securities purchased	72,108	76,743,719	96,896,003	2,878,095	2,223,862	346,398
Due to custodian	—	—	803,134	—	—	—
Securities covering shorts	—	6,920,234	—	—	—	—
Securities sold short, at value (proceeds $11,831,654 and $56,923,458, respectively)	—	11,824,068	56,888,065	—	—	—
Swap agreements	—	1,065,681	268,370	—	—	—
Income distributions	—	1,972	1,178	—	—	—
Accrued advisory fees	41,502	68,180	51,771	83,842	58,383	33,134
Accrued administration fees	14,526	39,772	30,200	30,889	22,704	10,543
Accrued support service expenses	5,109	12,710	9,600	11,347	7,521	4,100
Accrued custodian fees and expenses	17,606	9,974	2,415	8,939	10,295	5,032
Accrued legal and audit fees	5,966	15,603	12,338	12,594	9,197	4,791
Accrued deferred trustee compensation and expenses	2,117	19,306	7,869	8,692	9,205	1,653
Accrued foreign capital gains tax	32,190	—	—	—	—	—
Accrued distribution and/or service fees	2,191	6,177	4,707	4,750	3,720	1,612
Accrued transfer agency out-of-pocket expenses	5,315	11,408	9,161	9,250	6,064	3,306
Accrued other	32,435	7,991	19,898	8,571	6,589	15,485
Forward foreign currency contracts depreciation	—	652,985	159,249	—	—	—
Outstanding options written, at value (premiums received $461,078 and $149,742, respectively)	—	671,286	150,799	—	—	—
Swap depreciation	—	370,703	317,056	—	—	—

Total Liabilities	231,065	98,445,993	155,654,917	3,061,601	2,365,187	441,258

NET ASSETS	$53,955,498	$141,833,226	$106,308,147	$111,615,595	$83,707,561	$38,348,809

(1)

Foreign currency held at cost for the PL Emerging Markets, PL Managed Bond, PL Inflation Managed, PL Mid-Cap Growth and PL Real Estate Funds were $483,442, $2,675,059, $529,390, $78,614 and $28,997, respectively.

See Notes to Financial Statements	B-5

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2007 (Unaudited)

	PL Emerging Markets Fund (1)	PL Managed Bond Fund	PL Inflation Managed Fund	PL Comstock Fund	PL Mid-Cap Growth Fund	PL Real Estate Fund

NET ASSETS CONSIST OF:
Paid-in capital	$33,275,463	$138,967,409	$107,522,652	$101,037,879	$60,880,230	$32,887,907
Undistributed/accumulated net investment income (loss)	248,621	1,362,859	816,770	493,480	(206,521)	(179,732)
Undistributed/accumulated net realized gain (loss)	3,224,506	(1,720,275)	(3,611,758)	977,297	4,707,291	911,938
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	17,206,908	3,223,233	1,580,483	9,106,939	18,326,561	4,728,696

NET ASSETS	$53,955,498	$141,833,226	$106,308,147	$111,615,595	$83,707,561	$38,348,809

Class A Shares:
Net Assets	$53,955,498	$138,539,928	$103,263,481	$109,903,385	$81,059,300	$37,948,668
Shares of beneficial interest outstanding	3,348,323	13,446,214	10,176,136	7,718,764	6,434,780	2,848,268
Net Asset Value per share*	$16.11	$10.30	$10.15	$14.24	$12.60	$13.32
Sales Charge - Maximum is 5.50% of offering price	—	0.60	0.59	0.83	0.73	0.78

Maximum offering price per share	$16.11	$10.90	$10.74	$15.07	$13.33	$14.10

Class B Shares:
Net Assets		$867,901	$828,269	$690,826	$1,275,467	$103,828
Shares of beneficial interest outstanding		84,409	82,204	49,396	104,478	7,830
Net Asset Value and offering price per share*		$10.28	$10.08	$13.99	$12.21	$13.26

Class C Shares:
Net Assets		$2,425,397	$2,216,397	$1,021,384	$1,372,794	$296,313
Shares of beneficial interest outstanding		235,571	219,855	73,192	112,726	22,434
Net Asset Value and offering price per share*		$10.30	$10.08	$13.95	$12.18	$13.21

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	The PL Emerging Markets Fund offers Class A Shares only and is not subject to a front-end sales load.

See Notes to Financial Statements	B-6

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited)

	PL Portfolio Optimization Conservative	PL Portfolio Optimization Moderate- Conservative	PL Portfolio Optimization Moderate	PL Portfolio Optimization Moderate- Aggressive	PL Portfolio Optimization Aggressive	PL Money Market Fund	PL Small-Cap Growth Fund	PL International Value Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$—	$—	$—	$—	$—	$—	$126,972	$1,594,641
Dividends from mutual fund investments	467,656	959,506	2,773,023	1,780,681	178,703	979	—	—
Interest	2,383	3,825	11,608	12,634	8,112	658,931	36,439	71,016

Total Investment Income	470,039	963,331	2,784,631	1,793,315	186,815	659,910	163,411	1,665,657

EXPENSES
Advisory fees	—	—	—	—	—	49,598	239,757	401,115
Administration fees	56,298	159,937	656,000	723,313	326,683	43,398	83,915	165,165
Support services expenses	6,619	18,782	75,049	81,992	36,579	4,440	10,555	20,625
Custodian fees and expenses	7,663	6,966	6,188	6,165	6,184	12,178	17,058	30,022
Shareholder reports	2,899	8,298	32,891	35,895	15,803	1,801	3,313	8,201
Distribution and/or service fees
Class A	16,210	50,498	209,959	229,422	114,342	30,998	58,878	115,321
Class B	14,352	63,798	249,450	319,527	140,190	—	2,215	3,390
Class C	80,284	184,415	765,944	822,595	333,389	—	2,031	7,227
Class R (2)	687	3,380	9,528	3,400	1,217	—	—	—
Transfer agency out-of-pocket expenses	8,081	23,078	93,617	102,214	44,657	4,635	8,575	21,171
Registration fees	27,929	24,815	32,133	37,283	29,666	9,966	16,250	18,253
Legal and audit fees	4,314	12,186	48,465	53,041	23,726	2,713	4,974	13,847
Trustees’ compensation and expenses	1,157	3,415	13,979	15,420	6,875	733	1,506	3,356
Other	3,705	7,307	22,644	23,978	10,947	2,470	5,055	15,739

Total Expenses	230,198	566,875	2,215,847	2,454,245	1,090,258	162,930	454,082	823,432

Adviser Reimbursement and Administrator Reduction	(118,664)	(264,784)	(980,966)	(1,079,301)	(501,121)	(45,138)	(79,275)	(154,809)
Distribution and/or Service Fees Waiver	(40,212)	(114,240)	(468,571)	(516,651)	(233,344)	—	—	—

Net Expenses	71,322	187,851	766,310	858,293	355,793	117,792	374,807	668,623

NET INVESTMENT INCOME (LOSS)	398,717	775,480	2,018,321	935,022	(168,978)	542,118	(211,396)	997,034

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (1)	75,801	(67,354)	(6,914)	(216,118)	(168,179)	—	5,770,843	2,096,001
Futures contracts and swap transactions	—	—	—	—	—	—	—	20,365
Foreign currency transactions	—	—	—	—	—	—	—	(78,475)
Capital gain distributions from mutual fund investments	106,209	687,828	4,374,951	5,987,343	3,254,459	—	—	—

Net Realized Gain	182,010	620,474	4,368,037	5,771,225	3,086,280	—	5,770,843	2,037,891

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (1)	563,975	2,802,290	15,935,963	21,002,978	10,893,293	—	(694,515)	4,506,220
Futures contracts and swaps	—	—	—	—	—	—	—	54,052
Foreign currencies	—	—	—	—	—	—	—	15,102

Change in Net Unrealized Appreciation (Depreciation)	563,975	2,802,290	15,935,963	21,002,978	10,893,293	—	(694,515)	4,575,374

NET GAIN	745,985	3,422,764	20,304,000	26,774,203	13,979,573	—	5,076,328	6,613,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,144,702	$4,198,244	$22,322,321	$27,709,225	$13,810,595	$542,118	$4,864,932	$7,610,299

(1)

Dividends were net of $703 and $229,082 foreign taxes withheld for the PL Small-Cap Growth and PL International Value Funds, respectively. No foreign tax was withheld on realized and change in unrealized capital gain for all these funds.

(2)	Class R shares are offered to the PL Portfolio Optimization Funds only.

See Notes to Financial Statements	B-7

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited)

	PL Large-Cap Value Fund	PL Short Duration Bond Fund	PL Growth LT Fund	PL Mid-Cap Value Fund	PL Large-Cap Growth Fund	PL International Large-Cap Fund	PL Small-Cap Value Fund (1)	PL Main Street Core Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$580,955	$—	$404,093	$558,763	$89,509	$1,668,107	$62,208	$885,171
Dividends from mutual fund investments	71,827	123,671	4,706	118,191	—	2,454	11,720	—
Interest	5,301	1,668,494	92,106	—	12,226	60,889	6,110	21,665

Total Investment Income	658,083	1,792,165	500,905	676,954	101,735	1,731,450	80,038	906,836

EXPENSES
Advisory fees	279,995	224,651	269,050	342,894	160,894	460,202	23,599	321,522
Administration fees	115,292	131,046	125,557	141,192	59,277	153,401	8,694	173,127
Support services expenses	16,161	17,101	17,061	18,150	8,026	20,036	3,547	22,506
Custodian fees and expenses	10,302	8,573	19,947	19,569	25,536	71,833	5,808	59,869
Shareholder reports	6,001	6,799	6,500	7,298	2,999	7,900	1,326	9,000
Distribution and/or service fees
Class A	79,591	93,244	88,214	100,392	40,774	107,607	6,210	123,662
Class B	3,489	227	2,308	480	2,215	3,429	—	—
Class C	7,552	1,216	3,568	1,356	4,050	4,432	—	—
Transfer agency out-of-pocket expenses	15,502	17,471	16,744	18,760	7,781	20,340	3,406	23,118
Registration fees	16,679	17,340	16,694	17,317	16,180	17,064	109	660
Legal and audit fees	9,034	9,939	9,531	10,921	4,445	11,560	2,231	13,214
Trustees’ compensation and expenses	2,554	2,818	2,689	3,447	1,237	3,289	537	3,815
Offering expenses	—	—	—	—	—	—	1,445	—
Other	6,634	8,676	8,892	7,158	4,740	12,015	1,196	14,591

Total Expenses	568,786	539,101	586,755	688,934	338,154	893,108	58,108	765,084
Adviser Reimbursement and Administrator Reduction	(99,337)	(107,438)	(115,994)	(122,790)	(79,412)	(185,951)	(20,847)	(171,505)

Net Expenses	469,449	431,663	470,761	566,144	258,742	707,157	37,261	593,579

NET INVESTMENT INCOME (LOSS)	188,634	1,360,502	30,144	110,810	(157,007)	1,024,293	42,777	313,257

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (2)	553,227	92,335	707,005	4,741,801	1,567,763	1,201,456	(41,199)	2,719,582
Futures contracts and swap transactions	—	250,082	—	—	—	—	—	—
Written option transactions	—	—	7,753	—	—	—	—	—
Foreign currency transactions	(72)	—	(11,065)	—	—	(53,048)	—	(150)

Net Realized Gain (Loss)	553,155	342,417	703,693	4,741,801	1,567,763	1,148,408	(41,199)	2,719,432

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (2)	2,620,549	412,573	6,501,900	(3,748,705)	2,564,196	2,774,457	(202,812)	5,493,428
Futures contracts and swaps	—	94,923	—	—	—	—	—	—
Written options	—	—	278	—	—	—	—	—
Foreign currencies	—	—	(21,208)	—	—	6,806	—	—

Change in Net Unrealized Appreciation (Depreciation)	2,620,549	507,496	6,480,970	(3,748,705)	2,564,196	2,781,263	(202,812)	5,493,428

NET GAIN (LOSS)	3,173,704	849,913	7,184,663	993,096	4,131,959	3,929,671	(244,011)	8,212,860

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,362,338	$2,210,415	$7,214,807	$1,103,906	$3,974,952	$4,953,964	($201,234)	$8,526,117

(1)	Operations commenced on June 29, 2007.

(2)

Dividends were net of $12,371, $0, $26,375, $0, $0, $240,141, $0 and $0 foreign taxes withheld, respectively. Realized gains on investment security transactions for the PL International Large-Cap Fund are net of foreign capital gains tax withheld of $3,723. Change in unrealized appreciation (depreciation) on security transactions for the PL International Large-Cap Fund are net of decrease in deferred foreign capital gains tax of $9,706. No foreign tax was withheld on realized and change in unrealized capital gain for all other funds.

See Notes to Financial Statements	B-8

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (Unaudited)

	PL Emerging Markets Fund	PL Managed Bond Fund	PL Inflation Managed Fund	PL Comstock Fund	PL Mid-Cap Growth Fund	PL Real Estate Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$655,107	$4,564	$—	$1,133,932	$509,262	$358,902
Dividends from mutual fund investments	58,743	90,222	44,886	2,309	1,241	29,795
Interest	—	3,084,390	3,669,615	106,705	36,942	24

Total Investment Income	713,850	3,179,176	3,714,501	1,242,946	547,445	388,721

EXPENSES
Advisory fees	284,816	365,387	290,358	465,595	341,495	196,847
Administration fees	99,686	213,142	169,376	171,535	132,804	62,633
Support services expenses	15,054	27,730	25,365	22,030	18,371	8,470
Custodian fees and expenses	113,131	37,820	25,736	23,425	24,134	19,713
Shareholder reports	5,000	10,801	8,599	8,800	6,497	3,399
Distribution and/or service fees
Class A	71,204	148,054	116,971	120,233	91,648	44,192
Class B	—	4,379	4,120	3,555	5,862	650
Class C	—	12,385	11,925	5,613	6,985	1,535
Transfer agency out-of-pocket expenses	12,843	27,836	22,712	22,655	16,798	8,731
Registration fees	370	17,309	18,219	17,189	16,676	16,879
Legal and audit fees	7,440	15,794	12,684	12,856	9,587	5,017
Trustees’ compensation and expenses	2,178	4,500	3,447	3,561	2,802	1,386
Other	34,731	37,229	12,148	8,988	6,892	4,887

Total Expenses	646,453	922,366	721,660	886,035	680,551	374,339
Adviser Reimbursement and Administrator Reduction	(204,989)	(209,469)	(153,112)	(144,010)	(120,729)	(77,429)

Net Expenses	441,464	712,897	568,548	742,025	559,822	296,910

NET INVESTMENT INCOME (LOSS)	272,386	2,466,279	3,145,953	500,921	(12,377)	91,811

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (1)	3,534,630	(108,227)	(586,100)	1,548,765	4,785,963	957,138
Closed short positions	—	(302,493)	(5,919)	—	—	—
Futures contracts and swap transactions	—	(1,630,315)	(585,839)	—	—	—
Written option transactions	—	268,367	23,961	—	—	—
Foreign currency transactions	(25,230)	193,458	2,300	—	(664)	—

Net Realized Gain (Loss)	3,509,400	(1,579,210)	(1,151,597)	1,548,765	4,785,299	957,138

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (1)	7,688,826	521,255	972,279	(352,173)	8,753,743	(3,709,926)
Short positions	—	2,072	32,321	—	—	—
Futures contracts and swaps	—	2,226,220	244,579	—	—	—
Written options	—	(179,337)	5,381	—	—	—
Foreign currencies	95,226	252,028	70,952	—	3,562	4,458

Change in Net Unrealized Appreciation (Depreciation)	7,784,052	2,822,238	1,325,512	(352,173)	8,757,305	(3,705,468)

NET GAIN (LOSS)	11,293,452	1,243,028	173,915	1,196,592	13,542,604	(2,748,330)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,565,838	$3,709,307	$3,319,868	$1,697,513	$13,530,227	($2,656,519)

(1)

Dividends were net of $78,571, $0, $0, $9,629, $6,818 and $2,668 foreign taxes withheld respectively. Realized gains on investment security transactions for the PL Emerging Markets Fund are net of foreign capital gains tax withheld of $13,947. Change in unrealized appreciation (depreciation) on securities for the PL Emerging Markets Fund are net of decrease in deferred foreign capital gains tax of $10,721. No foreign tax was withheld on realized and change in unrealized capital gain for all other funds.

See Notes to Financial Statements	B-9

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization Conservative		PL Portfolio Optimization Moderate-Conservative		PL Portfolio Optimization Moderate		PL Portfolio Optimization Moderate-Aggressive

	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007

OPERATIONS
Net investment income	$398,717	$610,470	$775,480	$1,261,250	$2,018,321	$3,131,298	$935,022	$1,899,603
Net realized gain	182,010	320,113	620,474	1,931,042	4,368,037	10,526,319	5,771,225	13,538,548
Net change in unrealized appreciation	563,975	527,778	2,802,290	2,079,162	15,935,963	10,394,610	21,002,978	13,512,652

Net Increase in Net Assets Resulting from Operations	1,144,702	1,458,361	4,198,244	5,271,454	22,322,321	24,052,227	27,709,225	28,950,803

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(68,255)	(276,635)	(135,304)	(714,716)	(341,700)	(2,330,189)	(40,632)	(2,178,212)
Class B	(10,030)	(47,324)	(21,498)	(199,744)	(25,542)	(553,061)	—	(661,394)
Class C	(55,964)	(276,985)	(71,203)	(515,437)	(78,900)	(1,710,064)	—	(1,603,935)
Class R (3)	(1,297)	(4,497)	(3,666)	(27,637)	(6,400)	(25,977)	—	(14,236)
Net realized gains
Class A	(70,177)	(170,635)	(460,717)	(698,767)	(2,137,285)	(3,157,475)	(3,167,567)	(3,094,854)
Class B	(14,960)	(34,753)	(146,659)	(236,827)	(638,749)	(1,006,839)	(1,106,712)	(1,180,927)
Class C	(82,873)	(207,525)	(429,182)	(626,210)	(1,974,348)	(2,967,863)	(2,869,072)	(2,891,629)
Class R (3)	(1,450)	(2,580)	(15,297)	(22,904)	(47,230)	(28,858)	(25,367)	(19,218)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(305,006)	(1,020,934)	(1,283,526)	(3,042,242)	(5,250,154)	(11,780,326)	(7,209,350)	(11,644,405)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	6,472,600	8,244,974	13,136,980	16,719,836	44,451,122	69,431,900	54,868,350	75,706,903
Class B	579,890	1,924,447	2,674,119	3,789,858	12,615,761	15,091,476	13,967,042	23,658,914
Class C	6,242,043	8,949,176	16,270,793	13,515,370	46,093,789	57,674,987	43,958,486	60,228,951
Class R (3)	569,265	215,421	190,186	1,282,297	4,077,725	2,517,639	1,248,734	1,042,626
Dividends and distribution reinvestments
Class A	118,367	388,145	552,561	1,304,546	2,315,899	5,038,616	3,048,606	4,984,854
Class B	23,049	79,301	153,355	391,087	628,317	1,471,898	1,066,916	1,776,996
Class C	129,323	442,950	467,144	1,045,705	1,946,287	4,410,655	2,763,257	4,348,738
Class R (3)	2,747	7,077	18,964	50,541	53,630	54,127	25,367	33,454
Cost of shares repurchased
Class A	(3,726,112)	(6,958,344)	(5,160,631)	(10,974,539)	(17,798,829)	(25,148,034)	(22,547,838)	(23,061,870)
Class B	(368,727)	(1,152,537)	(1,576,824)	(1,452,821)	(3,740,425)	(6,142,133)	(5,199,358)	(6,476,394)
Class C	(6,449,919)	(4,630,408)	(4,528,080)	(8,824,004)	(17,461,082)	(21,181,437)	(16,929,688)	(18,389,160)
Class R (3)	(13,714)	(20,067)	(119,791)	(295,954)	(1,170,705)	(337,573)	(142,767)	(185,060)

Net Increase in Net Assets from Capital Share Transactions	3,578,812	7,490,135	22,078,776	16,551,922	72,011,489	102,882,121	76,127,107	123,668,952

NET INCREASE IN NET ASSETS	4,418,508	7,927,562	24,993,494	18,781,134	89,083,656	115,154,022	96,626,982	140,975,350

NET ASSETS
Beginning of Year or Period	31,090,069	23,162,507	80,280,826	61,499,692	330,706,582	215,552,560	359,944,285	218,968,935

End of Year or Period	$35,508,577	$31,090,069	$105,274,320	$80,280,826	$419,790,238	$330,706,582	$456,571,267	$359,944,285

Undistributed Net Investment Income	$397,251	$134,080	$771,755	$227,946	$2,005,811	$440,032	$921,957	$27,567

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Unaudited.

(3)	Class R Shares are offered to the PL Portfolio Optimization Funds only.

See Notes to Financial Statements	B-10

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization Aggressive		PL Money Market Fund		PL Small-Cap Growth Fund		PL International Value Fund

	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007

OPERATIONS
Net investment income (loss)	($168,978)	$265,579	$542,118	$850,796	($211,396)	($244,037)	$997,034	$663,858
Net realized gain (loss)	3,086,280	6,407,324	—	(70)	5,770,843	15,580	2,037,891	12,471,038
Net change in unrealized appreciation (depreciation)	10,893,293	7,106,691	—	—	(694,515)	1,522,847	4,575,374	(1,920,333)

Net Increase in Net Assets Resulting from Operations	13,810,595	13,779,594	542,118	850,726	4,864,932	1,294,390	7,610,299	11,214,563

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(875,422)	(542,147)	(850,811)	—	—	(138,633)	(562,992)
Class B	—	(222,743)	—	—	—	—	—	(2,781)
Class C	—	(515,305)	—	—	—	—	—	(5,436)
Class R (3)	—	(3,712)	—	—	—	—	—	—
Net realized gains
Class A	(1,706,968)	(1,686,286)	—	—	(268,324)	(25,606)	—	(13,810,058)
Class B	(535,694)	(554,134)	—	—	(2,574)	(444)	—	(124,102)
Class C	(1,237,178)	(1,255,129)	—	—	(2,358)	(614)	—	(339,646)
Class R (3)	(8,943)	(4,288)	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(3,488,783)	(5,117,019)	(542,147)	(850,811)	(273,256)	(26,664)	(138,633)	(14,845,015)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	32,993,349	39,855,610	32,584,404	54,952,403	4,757,641	23,266,818	29,612,271	17,809,230
Class B	8,789,038	10,620,731	—	—	28,992	63,917	63,452	175,895
Class C	27,735,124	28,678,605	—	—	34,585	179,302	89,286	346,992
Class R (3)	612,141	403,844	—	—	—	—	—	—
Dividends and distribution reinvestments
Class A	1,637,383	2,468,954	521,492	796,111	268,215	25,560	138,081	14,280,968
Class B	517,191	746,498	—	—	2,574	444	—	123,687
Class C	1,207,075	1,721,562	—	—	2,358	614	—	340,637
Class R (3)	8,940	8,000	—	—	—	—	—	—
Cost of shares repurchased
Class A	(11,375,813)	(10,387,010)	(27,358,877)	(53,943,622)	(243,305)	(7,408,606)	(1,720,238)	(9,105,236)
Class B	(3,484,403)	(1,882,050)	—	—	(69,890)	(45,228)	(110,908)	(31,148)
Class C	(9,626,294)	(8,893,730)	—	—	(117,842)	(280,322)	(258,680)	(719,714)
Class R (3)	(69,577)	(49,623)	—	—	—	—	—	—

Net Increase in Net Assets from Capital Share Transactions	48,944,154	63,291,391	5,747,019	1,804,892	4,663,328	15,802,499	27,813,264	23,221,311

NET INCREASE IN NET ASSETS	59,265,966	71,953,966	5,746,990	1,804,807	9,255,004	17,070,225	35,284,930	19,590,859

NET ASSETS
Beginning of Year or Period	155,033,276	83,079,310	21,097,592	19,292,785	42,251,561	25,181,336	79,223,183	59,632,324

End of Year or Period	$214,299,242	$155,033,276	$26,844,582	$21,097,592	$51,506,565	$42,251,561	$114,508,113	$79,223,183

Undistributed/Accumulated Net Investment Income (Loss)	($173,957)	($4,979)	$8,780	$8,809	($216,549)	($5,153)	$951,912	$93,511

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Unaudited.

(3)	Class R shares are offered to the PL Portfolio Optimization Funds only.

See Notes to Financial Statements	B-11

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Large-Cap Value Fund		PL Short Duration Bond Fund		PL Growth LT Fund		PL Mid-Cap Value Fund

	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007

OPERATIONS
Net investment income (loss)	$188,634	$219,669	$1,360,502	$1,781,647	$30,144	($49,124)	$110,810	($3,539)
Net realized gain (loss)	553,155	1,393,173	342,417	(137,798)	703,693	942,367	4,741,801	4,622,649
Net change in unrealized appreciation (depreciation)	2,620,549	3,751,758	507,496	434,733	6,480,970	3,198,340	(3,748,705)	4,064,941

Net Increase in Net Assets Resulting from Operations	3,362,338	5,364,600	2,210,415	2,078,582	7,214,807	4,091,583	1,103,906	8,684,051

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(59,117)	(142,190)	(1,347,360)	(1,757,347)	—	—	—	—
Class B	—	—	(642)	(829)	—	—	—	—
Class C	—	—	(3,088)	(11,144)	—	—	—	—
Net realized gains
Class A	(413,825)	(3,184,094)	—	—	(267,763)	(415,079)	(3,765,712)	(1,529,217)
Class B	(4,585)	(48,680)	—	—	(1,803)	(3,360)	(4,610)	(3,018)
Class C	(9,745)	(145,262)	—	—	(2,697)	(8,973)	(13,097)	(6,679)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(487,272)	(3,520,226)	(1,351,090)	(1,769,320)	(272,263)	(427,412)	(3,783,419)	(1,538,914)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	9,107,922	19,340,872	10,053,474	27,653,904	9,975,615	21,131,131	11,257,090	39,592,797
Class B	39,259	93,219	173	32,150	31,085	59,648	11,921	25,010
Class C	25,708	473,500	16,417	614,506	23,889	518,612	23,157	129,342
Dividends and distribution reinvestments
Class A	472,089	3,307,859	1,347,360	1,757,347	267,496	414,498	3,765,709	1,528,174
Class B	4,585	48,496	639	709	1,798	3,351	4,552	2,976
Class C	9,343	141,759	3,051	11,076	2,561	8,716	13,094	6,253
Cost of shares repurchased
Class A	(1,315,395)	(2,272,360)	(502,731)	(7,842,318)	(1,147,153)	(6,874,064)	(1,100,838)	(1,049,855)
Class B	(83,502)	(49,531)	(976)	(8,228)	(54,349)	(57,865)	(42,052)	(5,146)
Class C	(223,803)	(720,101)	(267,967)	(779,397)	(152,715)	(732,124)	(34,162)	(29,389)

Net Increase in Net Assets from Capital Share Transactions	8,036,206	20,363,713	10,649,440	21,439,749	8,948,227	14,471,903	13,898,471	40,200,162

NET INCREASE IN NET ASSETS	10,911,272	22,208,087	11,508,765	21,749,011	15,890,771	18,136,074	11,218,958	47,345,299

NET ASSETS
Beginning of Year or Period	58,839,562	36,631,475	67,302,723	45,553,712	63,173,830	45,037,756	71,528,389	24,183,090

End of Year or Period	$69,750,834	$58,839,562	$78,811,488	$67,302,723	$79,064,601	$63,173,830	$82,747,347	$71,528,389

Undistributed/Accumulated Net Investment Income (Loss)	$177,336	$47,819	$19,774	$10,362	$17,207	($12,937)	$108,819	($1,991)

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Unaudited.

See Notes to Financial Statements	B-12

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Large-Cap Growth Fund		PL International Large-Cap Fund		PL Small-Cap Value Fund (2)	PL Main Street Core Fund

	Six-Month Period Ended September 30, 2007 (3)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (3)	Year Ended March 31, 2007	Period Ended September 30, 2007 (3)	Six-Month Period Ended September 30, 2007 (3)	Year Ended March 31, 2007

OPERATIONS
Net investment income (loss)	($157,007)	($234,053)	$1,024,293	$1,097,036	$42,777	$313,257	$359,261
Net realized gain (loss)	1,567,763	(2,236,847)	1,148,408	5,522,928	(41,199)	2,719,432	1,783,743
Net change in unrealized appreciation (depreciation)	2,564,196	1,980,347	2,781,263	4,207,200	(202,812)	5,493,428	3,915,571

Net Increase (Decrease) in Net Assets Resulting from Operations	3,974,952	(490,553)	4,953,964	10,827,164	(201,234)	8,526,117	6,058,575

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(1,185,122)	—	(189,393)	(196,087)
Class B	—	—	—	(9,355)	—	—	—
Class C	—	—	—	(12,735)	—	—	—
Net realized gains
Class A	—	(1,924,708)	(2,296,686)	(4,861,022)	—	(1,805,827)	(906,200)
Class B	—	(52,141)	(18,354)	(44,159)	—	—	—
Class C	—	(112,916)	(23,532)	(75,957)	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	(2,089,765)	(2,338,572)	(6,188,350)	—	(1,995,220)	(1,102,287)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	2,514,336	14,786,880	11,993,054	20,900,912	15,753,317	14,498,181	31,238,042
Class B	17,655	21,517	64,073	217,066	—	—	—
Class C	47,500	187,864	59,455	471,697	—	—	—
Dividends and distribution reinvestments
Class A	—	1,919,528	2,293,504	6,024,062	—	1,995,220	1,102,287
Class B	—	49,084	18,330	53,514	—	—	—
Class C	—	105,750	23,164	86,997	—	—	—
Cost of shares repurchased
Class A	(840,078)	(4,108,738)	(1,616,295)	(7,377,448)	(259,253)	(1,580,531)	(4,090,073)
Class B	(33,695)	(150,894)	(77,952)	(74,982)	—	—	—
Class C	(160,300)	(880,473)	(174,785)	(629,647)	—	—	—

Net Increase in Net Assets from Capital Share Transactions	1,545,418	11,930,518	12,582,548	19,672,171	15,494,064	14,912,870	28,250,256

NET INCREASE IN NET ASSETS	5,520,370	9,350,200	15,197,940	24,310,985	15,292,830	21,443,767	33,206,544

NET ASSETS
Beginning of Year or Period	30,964,189	21,613,989	78,372,472	54,061,487	—	87,136,259	53,929,715

End of Year or Period	$36,484,559	$30,964,189	$93,570,412	$78,372,472	$15,292,830	$108,580,026	$87,136,259

Undistributed/Accumulated Net Investment Income (Loss)	($171,681)	($14,674)	$1,017,870	($6,423)	$42,777	$310,760	$186,896

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Operations commenced on June 29, 2007.

(3)	Unaudited.

See Notes to Financial Statements	B-13

PACIFIC LIFE FUNDS(1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Emerging Markets Fund		PL Managed Bond Fund		PL Inflation Managed Fund		PL Comstock Fund

	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007

OPERATIONS
Net investment income	$272,386	$197,308	$2,466,279	$2,970,180	$3,145,953	$1,850,586	$500,921	$639,060
Net realized gain (loss)	3,509,400	1,328,570	(1,579,210)	530,618	(1,151,597)	(868,148)	1,548,765	1,323,581
Net change in unrealized appreciation (depreciation)	7,784,052	4,953,183	2,822,238	1,419,643	1,325,512	1,887,100	(352,173)	6,378,532

Net Increase in Net Assets Resulting from Operations	11,565,838	6,479,061	3,709,307	4,920,441	3,319,868	2,869,538	1,697,513	8,341,173

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(148,762)	(1,235,073)	(3,244,606)	(2,764,458)	(1,759,350)	(182,808)	(568,291)
Class B	—	—	(5,800)	(30,225)	(20,964)	(25,531)	(96)	(2,315)
Class C	—	—	(16,248)	(79,226)	(59,821)	(77,259)	—	(5,041)
Net realized gains
Class A	(964,371)	(1,810,425)	(156,804)	—	—	—	(1,029,668)	(1,941,310)
Class B	—	—	(1,161)	—	—	—	(7,947)	(17,085)
Class C	—	—	(3,392)	—	—	—	(12,507)	(30,943)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(964,371)	(1,959,187)	(1,418,478)	(3,354,057)	(2,845,243)	(1,862,140)	(1,233,026)	(2,564,985)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	2,068,328	12,001,372	37,976,911	37,823,707	19,500,354	31,755,968	26,383,287	25,968,437
Class B	—	—	10,931	38,698	2,593	57,177	38,450	132,744
Class C	—	—	250,342	1,090,326	7,940	372,446	37,503	668,211
Dividends and distribution reinvestments
Class A	964,371	1,959,187	1,382,972	3,206,949	2,757,110	1,721,013	1,211,678	2,507,408
Class B	—	—	6,519	28,341	18,788	22,151	8,062	19,400
Class C	—	—	18,705	74,986	52,290	66,839	12,061	34,685
Cost of shares repurchased
Class A	(11,055,162)	(579,704)	(5,006,926)	(9,426,778)	(1,814,334)	(18,197,720)	(1,927,303)	(12,768,536)
Class B	—	—	(75,128)	(218,228)	(92,872)	(596,984)	(45,149)	(51,551)
Class C	—	—	(518,689)	(644,251)	(576,530)	(1,877,191)	(235,867)	(535,960)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,022,463)	13,380,855	34,045,637	31,973,750	19,855,339	13,323,699	25,482,722	15,974,838

NET INCREASE IN NET ASSETS	2,579,004	17,900,729	36,336,466	33,540,134	20,329,964	14,331,097	25,947,209	21,751,026

NET ASSETS
Beginning of Year or Period	51,376,494	33,475,765	105,496,760	71,956,626	85,978,183	71,647,086	85,668,386	63,917,360

End of Year or Period	$53,955,498	$51,376,494	$141,833,226	$105,496,760	$106,308,147	$85,978,183	$111,615,595	$85,668,386

Undistributed/Accumulated Net Investment Income (Loss)	$248,621	($23,765)	$1,362,859	$153,701	$816,770	$516,060	$493,480	$175,463

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Unaudited.

See Notes to Financial Statements	B-14

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Mid-Cap Growth Fund		PL Real Estate Fund

	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007	Six-Month Period Ended September 30, 2007 (2)	Year Ended March 31, 2007

OPERATIONS
Net investment income (loss)	($12,377)	($351,664)	$91,811	$71,920
Net realized gain	4,785,299	4,336,334	957,138	2,694,146
Net change in unrealized appreciation (depreciation)	8,757,305	(1,275,265)	(3,705,468)	2,814,035

Net Increase (Decrease) in Net Assets Resulting from Operations	13,530,227	2,709,405	(2,656,519)	5,580,101

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	(236,256)	(82,984)
Class B	—	—	(159)	(176)
Class C	—	—	(749)	(589)
Net realized gains
Class A	(2,652,144)	(3,998,837)	(1,215,133)	(1,757,906)
Class B	(43,607)	(86,024)	(4,108)	(10,121)
Class C	(51,885)	(198,846)	(10,337)	(16,905)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(2,747,636)	(4,283,707)	(1,466,742)	(1,868,681)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	5,039,359	22,972,484	9,715,066	7,222,674
Class B	65,441	231,125	5,866	131,633
Class C	88,794	319,912	72,253	268,665
Dividends and distribution reinvestments
Class A	2,646,942	3,985,850	1,451,389	1,839,694
Class B	39,327	74,680	4,265	10,297
Class C	50,125	189,658	11,059	17,226
Cost of shares repurchased
Class A	(519,219)	(2,156,944)	(650,273)	(6,780,443)
Class B	(65,893)	(118,278)	(68,363)	(80,362)
Class C	(387,837)	(1,343,352)	(83,275)	(89,810)

Net Increase in Net Assets from
Capital Share Transactions	6,957,039	24,155,135	10,457,987	2,539,574

NET INCREASE IN NET ASSETS	17,739,630	22,580,833	6,334,726	6,250,994

NET ASSETS
Beginning of Year or Period	65,967,931	43,387,098	32,014,083	25,763,089

End of Year or Period	$83,707,561	$65,967,931	$38,348,809	$32,014,083

Accumulated Net Investment Loss	($206,521)	($194,144)	($179,732)	($34,379)

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.
(2)	Unaudited.

See Notes to Financial Statements	B-15

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions				Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Portfolio Optimization Conservative
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$10.51	$0.15		$0.22	$0.37	($0.05)	($0.06)	($0.11)	$10.77	3.56%	$14,943	0.00%	0.99%	2.92%	23.23%
	4/1/2006 - 3/31/2007 (4)	10.34	0.29		0.33	0.62	(0.28)	(0.17)	(0.45)	10.51	6.12%	11,730	0.02%	1.37%	2.77%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.18	0.22		0.20	0.42	(0.23)	(0.03)	(0.26)	10.34	4.12%	9,887	0.03%	1.57%	2.17%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.15	0.13		0.05	0.18	(0.13)	(0.02)	(0.15)	10.18	1.74%	8,262	0.00%	2.35%	1.29%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.00	0.02		0.13	0.15	—	—	—	10.15	1.50%	1,957	0.00%	4.50%	0.61%	9.38%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$10.46	$0.11		$0.23	$0.34	($0.04)	($0.06)	($0.10)	$10.70	3.21%	$3,125	0.75%	1.74%	2.17%	23.23%
	4/1/2006 - 3/31/2007 (4)	10.30	0.23		0.33	0.56	(0.23)	(0.17)	(0.40)	10.46	5.52%	2,822	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.14	0.17		0.20	0.37	(0.18)	(0.03)	(0.21)	10.30	3.56%	1,923	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.14	0.08		0.04	0.12	(0.10)	(0.02)	(0.12)	10.14	1.25%	1,450	0.50%	2.85%	0.79%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.14	0.14	—	—	—	10.14	1.40%	449	0.50%	5.00%	0.11%	9.38%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$10.45	$0.11		$0.23	$0.34	($0.04)	($0.06)	($0.10)	$10.69	3.22%	$16,660	0.75%	1.74%	2.17%	23.23%
	4/1/2006 - 3/31/2007 (4)	10.29	0.23		0.33	0.56	(0.23)	(0.17)	(0.40)	10.45	5.55%	16,322	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.13	0.17		0.20	0.37	(0.18)	(0.03)	(0.21)	10.29	3.65%	11,342	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.13	0.08		0.04	0.12	(0.10)	(0.02)	(0.12)	10.13	1.18%	8,908	0.50%	2.85%	0.79%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.13	0.13	—	—	—	10.13	1.30%	3,739	0.50%	5.00%	0.11%	9.38%

Class R:	4/1/2007 - 9/30/2007 (4),(5)	$10.50	$0.14		$0.22	$0.36	($0.05)	($0.06)	($0.11)	$10.75	3.42%	$782	0.25%	1.24%	2.67%	23.23%
	4/1/2006 - 3/31/2007 (4)	10.33	0.28		0.34	0.62	(0.28)	(0.17)	(0.45)	10.50	6.13%	216	0.10%	1.43%	2.68%	35.84%
	9/30/2005 - 3/31/2006 (4)	10.35	0.11		0.09	0.20	(0.21)	(0.01)	(0.22)	10.33	1.90%	10	0.03%	1.57%	2.17%	66.26%

PL Portfolio Optimization Moderate-Conservative
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$11.21	$0.12		$0.43	$0.55	($0.04)	($0.13)	($0.17)	$11.59	4.94%	$46,208	0.00%	0.83%	2.11%	2.39%
	4/1/2006 - 3/31/2007 (4)	10.87	0.23		0.61	0.84	(0.25)	(0.25)	(0.50)	11.21	7.93%	36,345	0.01%	1.18%	2.13%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.33	0.18		0.57	0.75	(0.19)	(0.02)	(0.21)	10.87	7.23%	28,292	0.02%	1.32%	1.72%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.14	0.11		0.22	0.33	(0.12)	(0.02)	(0.14)	10.33	3.28%	19,664	0.00%	1.74%	1.05%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.13	0.14	—	—	—	10.14	1.40%	5,197	0.00%	2.86%	0.46%	2.81%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$11.15	$0.08		$0.43	$0.51	($0.02)	($0.13)	($0.15)	$11.51	4.61%	$13,752	0.75%	1.58%	1.36%	2.39%
	4/1/2006 - 3/31/2007 (4)	10.82	0.17		0.61	0.78	(0.20)	(0.25)	(0.45)	11.15	7.39%	12,098	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.29	0.13		0.56	0.69	(0.14)	(0.02)	(0.16)	10.82	6.70%	9,058	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.13	0.06		0.21	0.27	(0.09)	(0.02)	(0.11)	10.29	2.69%	6,699	0.50%	2.24%	0.55%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.00	(—)	(6)	0.13	0.13	—	—	—	10.13	1.30%	3,013	0.50%	3.36%	(0.04%)	2.81%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$11.16	$0.08		$0.42	$0.50	($0.02)	($0.13)	($0.15)	$11.51	4.54%	$43,807	0.75%	1.58%	1.36%	2.39%
	4/1/2006 - 3/31/2007 (4)	10.83	0.17		0.61	0.78	(0.20)	(0.25)	(0.45)	11.16	7.38%	30,464	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.29	0.13		0.57	0.70	(0.14)	(0.02)	(0.16)	10.83	6.80%	23,860	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.13	0.06		0.21	0.27	(0.09)	(0.02)	(0.11)	10.29	2.70%	15,375	0.50%	2.24%	0.55%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.00	(—)	(6)	0.13	0.13	—	—	—	10.13	1.30%	5,354	0.50%	3.36%	(0.04%)	2.81%

Class R:	4/1/2007 - 9/30/2007 (4),(5)	$11.20	$0.11		$0.42	$0.53	($0.03)	($0.13)	($0.16)	$11.57	4.79%	$1,508	0.25%	1.08%	1.86%	2.39%
	4/1/2006 - 3/31/2007 (4)	10.87	0.22		0.61	0.83	(0.25)	(0.25)	(0.50)	11.20	7.84%	1,373	0.10%	1.25%	2.04%	18.25%
	9/30/2005 - 3/31/2006 (4)	10.67	0.09		0.29	0.38	(0.17)	(0.01)	(0.18)	10.87	3.63%	290	0.02%	1.32%	1.72%	37.91%

See Notes to Financial Statements	C-1	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions					Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Portfolio Optimization Moderate
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$12.08	$0.09		$0.68	$0.77	($0.03)		($0.16)	($0.19)	$12.66	6.36%	$186,711	0.00%	0.77%	1.49%	0.02%
	4/1/2006 - 3/31/2007 (4)	11.56	0.18		0.88	1.06	(0.22)		(0.32)	(0.54)	12.08	9.41%	149,905	0.00%	1.06%	1.51%	8.24%
	4/1/2005 - 3/31/2006 (4)	10.54	0.15		1.06	1.21	(0.16)		(0.03)	(0.19)	11.56	11.58%	95,079	0.00%	1.20%	1.33%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.14	0.08		0.43	0.51	(0.09)		(0.02)	(0.11)	10.54	5.09%	53,783	0.00%	1.41%	0.82%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.13	0.14	—		—	—	10.14	1.40%	12,743	0.00%	2.31%	0.36%	0.86%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$12.02	$0.05		$0.67	$0.72	($0.01)		($0.16)	($0.17)	$12.57	5.98%	$55,507	0.75%	1.52%	0.74%	0.02%
	4/1/2006 - 3/31/2007 (4)	11.51	0.11		0.89	1.00	(0.17)		(0.32)	(0.49)	12.02	8.88%	43,774	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006 (4)	10.50	0.09		1.07	1.16	(0.12)		(0.03)	(0.15)	11.51	11.10%	31,687	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.13	0.03		0.43	0.46	(0.07)		(0.02)	(0.09)	10.50	4.55%	19,414	0.50%	1.91%	0.32%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.00	(—	)(6)	0.13	0.13	—		—	—	10.13	1.30%	5,594	0.50%	2.81%	(0.14%)	0.86%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$12.00	$0.05		$0.68	$0.73	($0.01)		($0.16)	($0.17)	$12.56	6.07%	$172,124	0.75%	1.52%	0.74%	0.02%
	4/1/2006 - 3/31/2007 (4)	11.50	0.11		0.88	0.99	(0.17)		(0.32)	(0.49)	12.00	8.82%	134,695	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006 (4)	10.49	0.09		1.07	1.16	(0.12)		(0.03)	(0.15)	11.50	11.12%	88,774	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.12	0.03		0.43	0.46	(0.07)		(0.02)	(0.09)	10.49	4.53%	52,510	0.50%	1.91%	0.32%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.00	(—	)(6)	0.12	0.12	—		—	—	10.12	1.20%	16,870	0.50%	2.81%	(0.14%)	0.86%

Class R:	4/1/2007 - 9/30/2007 (4),(5)	$12.06	$0.08		$0.67	$0.75	($0.02)		($0.16)	($0.18)	$12.63	6.26%	$5,448	0.25%	1.02%	1.24%	0.02%
	4/1/2006 - 3/31/2007 (4)	11.56	0.16		0.88	1.04	(0.22)		(0.32)	(0.54)	12.06	9.24%	2,332	0.11%	1.13%	1.40%	8.24%
	9/30/2005 - 3/31/2006 (4)	11.05	0.07		0.60	0.67	(0.15)		(0.01)	(0.16)	11.56	6.16%	13	0.00%	1.20%	1.33%	26.54%

PL Portfolio Optimization Moderate-Aggressive
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$12.74	$0.06		$0.87	$0.93	($—	)(6)	($0.23)	($0.23)	$13.44	7.33%	$203,525	0.00%	0.77%	0.87%	0.87%
	4/1/2006 - 3/31/2007 (4)	12.02	0.12		1.12	1.24	(0.20)		(0.32)	(0.52)	12.74	10.57%	158,754	0.00%	1.05%	1.02%	6.96%
	4/1/2005 - 3/31/2006 (4)	10.66	0.10		1.44	1.54	(0.13)		(0.05)	(0.18)	12.02	14.59%	93,498	0.00%	1.19%	0.86%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.11	0.05		0.58	0.63	(0.06)		(0.02)	(0.08)	10.66	6.26%	43,986	0.00%	1.43%	0.52%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.10	0.11	—		—	—	10.11	1.10%	13,362	0.00%	2.47%	0.22%	0.68%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$12.67	$0.01		$0.87	$0.88	$—		($0.23)	($0.23)	$13.32	6.95%	$69,892	0.75%	1.52%	0.12%	0.87%
	4/1/2006 - 3/31/2007 (4)	11.97	0.05		1.13	1.18	(0.16)		(0.32)	(0.48)	12.67	10.11%	56,938	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006 (4)	10.63	0.04		1.45	1.49	(0.10)		(0.05)	(0.15)	11.97	14.09%	35,154	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.10	—	(6)	0.58	0.58	(0.03)		(0.02)	(0.05)	10.63	5.79%	18,954	0.50%	1.93%	0.02%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.11	0.10	—		—	—	10.10	1.00%	6,962	0.50%	2.97%	(0.28%)	0.68%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$12.65	$0.01		$0.87	$0.88	$—		($0.23)	($0.23)	$13.30	6.96%	$180,987	0.75%	1.52%	0.12%	0.87%
	4/1/2006 - 3/31/2007 (4)	11.95	0.05		1.13	1.18	(0.16)		(0.32)	(0.48)	12.65	10.12%	143,281	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006 (4)	10.61	0.04		1.45	1.49	(0.10)		(0.05)	(0.15)	11.95	14.13%	90,306	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.09	—	(6)	0.57	0.57	(0.03)		(0.02)	(0.05)	10.61	5.72%	48,159	0.50%	1.93%	0.02%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.10	0.09	—		—	—	10.09	0.90%	12,719	0.50%	2.97%	(0.28%)	0.68%

Class R:	4/1/2007 - 9/30/2007 (4),(5)	$12.74	$0.04		$0.89	$0.93	$—		($0.23)	($0.23)	$13.44	7.31%	$2,167	0.25%	1.02%	0.62%	0.87%
	4/1/2006 - 3/31/2007 (4)	12.02	0.11		1.13	1.24	(0.20)		(0.32)	(0.52)	12.74	10.57%	971	0.10%	1.12%	0.92%	6.96%
	9/30/2005 - 3/31/2006 (4)	11.28	0.05		0.83	0.88	(0.13)		(0.01)	(0.14)	12.02	7.92%	11	0.00%	1.19%	0.86%	27.98%

See Notes to Financial Statements	C-2	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities					Distributions						Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain	Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)		Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Portfolio Optimization Aggressive
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$13.49	$0.01		$1.09	$1.10		$—		($0.26)	($0.26)		$14.33	8.22%	$103,984	0.00%		0.79%	0.20%	1.55%
	4/1/2006 - 3/31/2007 (4)	12.57	0.07		1.46	1.53		(0.19)		(0.42)	(0.61)		13.49	12.53%	75,546	0.00%		1.09%	0.54%	10.14%
	4/1/2005 - 3/31/2006 (4)	10.75	0.05		1.94	1.99		(0.11)		(0.06)	(0.17)		12.57	18.59%	39,397	0.00%		1.29%	0.42%	42.51%
	4/1/2004 - 3/31/2005 (4)	10.08	0.02		0.70	0.72		(0.02)		(0.03)	(0.05)		10.75	7.17%	18,244	0.00%		1.75%	0.23%	22.37%
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.08	0.08		—		—	—		10.08	0.80%	8,187	0.00%		2.52%	0.09%	0.00%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$13.41	($0.04)		$1.09	$1.05		$—		($0.26)	($0.26)		$14.20	7.90%	$31,030	0.75%		1.54%	(0.55%)	1.55%
	4/1/2006 - 3/31/2007 (4)	12.52	(—	)(6)	1.46	1.46		(0.15)		(0.42)	(0.57)		13.41	12.00%	23,716	0.58%		1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)		1.94	1.93		(0.07)		(0.06)	(0.13)		12.52	18.11%	12,889	0.50%		1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)		0.71	0.68		—		(0.03)	(0.03)		10.72	6.75%	6,110	0.50%		2.25%	(0.27%)	22.37%
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.08	0.07		—		—	—		10.07	0.70%	2,409	0.50%		3.02%	(0.41%)	0.00%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$13.40	($0.04)		$1.09	$1.05		$—		($0.26)	($0.26)		$14.19	7.90%	$78,320	0.75%		1.54%	(0.55%)	1.55%
	4/1/2006 - 3/31/2007 (4)	12.51	(—	)(6)	1.46	1.46		(0.15)		(0.42)	(0.57)		13.40	12.01%	55,389	0.58%		1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)		1.93	1.92		(0.07)		(0.06)	(0.13)		12.51	18.00%	30,782	0.50%		1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)		0.71	0.68		—		(0.03)	(0.03)		10.72	6.75%	17,510	0.50%		2.25%	(0.27%)	22.37%
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.08	0.07		—		—	—		10.07	0.70%	7,868	0.50%		3.02%	(0.41%)	0.00%

Class R:	4/1/2007 - 9/30/2007 (4),(5)	$13.49	($—	)(6)	$1.09	$1.09		$—		($0.26)	($0.26)		$14.32	8.15%	$965	0.25%		1.04%	(0.05%)	1.55%
	4/1/2006 - 3/31/2007 (4)	12.57	0.05		1.48	1.53		(0.19)		(0.42)	(0.61)		13.49	12.53%	382	0.14%		1.17%	0.40%	10.14%
	9/30/2005 - 3/31/2006 (4)	11.50	0.02		1.17	1.19		(0.11)		(0.01)	(0.12)		12.57	10.44%	11	0.00%		1.29%	0.42%	42.51%

PL Money Market Fund (7)
Class A:	4/1/2007 - 9/30/2007 (5)	$1.00	$0.02		$—	$0.02		($0.02)		$—	($0.02)		$1.00	2.21%	$26,845	0.95	%(8)	1.31%	4.37%	N/A
	4/1/2006 - 3/31/2007	1.00	0.04		—	0.04		(0.04)		—	(0.04)		1.00	4.31%	21,098	1.02	%(8)	1.58%	4.20%	N/A
	4/1/2005 - 3/31/2006	1.00	0.03		—	0.03		(0.03)		—	(0.03)		1.00	2.76%	19,293	0.94	%(8)	1.79%	2.67%	N/A
	4/1/2004 - 3/31/2005	1.00	0.01		—	0.01		(0.01)		—	(0.01)		1.00	0.77%	22,341	0.95	%(8)	2.05%	0.83%	N/A
	4/1/2003 - 3/31/2004	1.00	—	(6)	—	—	(6)	(—	)(6)	—	(—	)(6)	1.00	0.18%	14,627	0.95	%(8)	2.53%	0.14%	N/A
	4/1/2002 - 3/31/2003	1.00	0.01		—	0.01		(0.01)		—	(0.01)		1.00	0.58%	13,092	1.08	%(8)	2.50%	0.59%	N/A

See Notes to Financial Statements	C-3	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions				Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expense After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expense Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Small-Cap Growth Fund (9)
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$11.24	($0.05)	$1.26	$1.21	$—	($0.07)	($0.07)	$12.38	10.76%	$50,673	1.55%	1.88%	(0.87%)	115.39%
	4/1/2006 - 3/31/2007 (4)	11.22	(0.08)	0.11	0.03	—	(0.01)	(0.01)	11.24	0.28%	41,378	1.78%	2.24%	(0.74%)	52.87%
	4/1/2005 - 3/31/2006 (4)	11.78	(0.10)	1.62	1.52	—	(2.08)	(2.08)	11.22	15.01%	24,218	1.95%	2.95%	(0.99%)	132.27%
	4/1/2004 - 3/31/2005 (4)	11.53	(0.16)	0.69	0.53	—	(0.28)	(0.28)	11.78	4.54%	7,116	1.95%	3.38%	(1.36%)	201.57%
	4/1/2003 - 3/31/2004 (4)	8.59	(0.15)	3.09	2.94	—	—	—	11.53	34.23%	8,469	1.95%	3.55%	(1.61%)	110.77%
	4/1/2002 - 3/31/2003 (4)	11.63	(0.16)	(2.88)	(3.04)	—	—	—	8.59	(26.14%)	5,031	1.95%	4.27%	(1.66%)	71.87%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$10.91	($0.09)	$1.22	$1.13	$—	($0.07)	($0.07)	$11.97	10.35%	$445	2.30%	2.63%	(1.62%)	115.39%
	4/1/2006 - 3/31/2007 (4)	10.95	(0.14)	0.11	(0.03)	—	(0.01)	(0.01)	10.91	(0.26%)	442	2.35%	2.81%	(1.31%)	52.87%
	4/1/2005 - 3/31/2006 (4)	11.59	(0.16)	1.60	1.44	—	(2.08)	(2.08)	10.95	14.49%	425	2.45%	3.45%	(1.49%)	132.27%
	4/1/2004 - 3/31/2005 (4)	11.41	(0.21)	0.67	0.46	—	(0.28)	(0.28)	11.59	3.97%	283	2.45%	3.88%	(1.86%)	201.57%
	4/1/2003 - 3/31/2004 (4)	8.53	(0.22)	3.10	2.88	—	—	—	11.41	33.61%	267	2.45%	4.05%	(2.11%)	110.77%
	4/1/2002 - 3/31/2003 (4)	11.61	(0.19)	(2.89)	(3.08)	—	—	—	8.53	(26.44%)	63	2.45%	4.77%	(2.16%)	71.87%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$10.93	($0.09)	$1.22	$1.13	$—	($0.07)	($0.07)	$11.99	10.33%	$389	2.30%	2.63%	(1.62%)	115.39%
	4/1/2006 - 3/31/2007 (4)	10.96	(0.14)	0.12	(0.02)	—	(0.01)	(0.01)	10.93	(0.17%)	432	2.35%	2.81%	(1.31%)	52.87%
	4/1/2005 - 3/31/2006 (4)	11.61	(0.16)	1.59	1.43	—	(2.08)	(2.08)	10.96	14.38%	539	2.45%	3.45%	(1.49%)	132.27%
	4/1/2004 - 3/31/2005 (4)	11.42	(0.21)	0.68	0.47	—	(0.28)	(0.28)	11.61	4.06%	585	2.45%	3.88%	(1.86%)	201.57%
	4/1/2003 - 3/31/2004 (4)	8.55	(0.23)	3.10	2.87	—	—	—	11.42	33.57%	360	2.45%	4.05%	(2.11%)	110.77%
	4/1/2002 - 3/31/2003 (4)	11.61	(0.19)	(2.87)	(3.06)	—	—	—	8.55	(26.36%)	115	2.45%	4.77%	(2.16%)	71.87%

PL International Value Fund (10)
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$14.39	$0.16	$1.06	$1.22	($0.02)	$—	($0.02)	$15.59	8.58%	$112,461	1.40%	1.73%	2.13%	10.23%
	4/1/2006 - 3/31/2007 (4)	15.30	0.16	2.48	2.64	(0.14)	(3.41)	(3.55)	14.39	18.40%	77,127	1.64%	2.08%	1.04%	108.86%
	4/1/2005 - 3/31/2006 (4)	13.22	0.14	2.19	2.33	(0.08)	(0.17)	(0.25)	15.30	17.85%	57,657	1.80%	2.28%	0.99%	55.25%
	4/1/2004 - 3/31/2005 (4)	11.89	0.08	1.46	1.54	(0.02)	(0.19)	(0.21)	13.22	13.13%	50,801	1.80%	2.45%	0.62%	20.92%
	4/1/2003 - 3/31/2004 (4)	8.73	0.06	3.13	3.19	(0.03)	—	(0.03)	11.89	36.57%	20,007	1.80%	2.86%	0.73%	58.63%
	4/1/2002 - 3/31/2003 (4)	11.09	0.07	(2.33)	(2.26)	(0.04)	(0.06)	(0.10)	8.73	(20.50%)	7,218	1.80%	3.89%	0.76%	19.60%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$14.07	$0.10	$1.04	$1.14	$—	$—	$—	$15.21	8.18%	$667	2.15%	2.48%	1.38%	10.23%
	4/1/2006 - 3/31/2007 (4)	15.05	0.07	2.44	2.51	(0.08)	(3.41)	(3.49)	14.07	17.74%	662	2.21%	2.65%	0.47%	108.86%
	4/1/2005 - 3/31/2006 (4)	13.00	0.07	2.16	2.23	(0.01)	(0.17)	(0.18)	15.05	17.36%	427	2.30%	2.78%	0.49%	55.25%
	4/1/2004 - 3/31/2005 (4)	11.73	0.01	1.45	1.46	—	(0.19)	(0.19)	13.00	12.59%	449	2.30%	2.95%	0.12%	20.92%
	4/1/2003 - 3/31/2004 (4)	8.66	0.02	3.07	3.09	(0.02)	—	(0.02)	11.73	35.79%	324	2.30%	3.36%	0.23%	58.63%
	4/1/2002 - 3/31/2003 (4)	11.08	0.02	(2.33)	(2.31)	(0.05)	(0.06)	(0.11)	8.66	(20.93%)	771	2.30%	4.39%	0.26%	19.60%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$14.06	$0.10	$1.05	$1.15	$—	$—	$—	$15.21	8.18%	$1,380	2.15%	2.48%	1.38%	10.23%
	4/1/2006 - 3/31/2007 (4)	15.02	0.07	2.43	2.50	(0.05)	(3.41)	(3.46)	14.06	17.82%	1,435	2.21%	2.65%	0.47%	108.86%
	4/1/2005 - 3/31/2006 (4)	13.00	0.07	2.14	2.21	(0.02)	(0.17)	(0.19)	15.02	17.19%	1,548	2.30%	2.78%	0.49%	55.25%
	4/1/2004 - 3/31/2005 (4)	11.73	0.01	1.45	1.46	—	(0.19)	(0.19)	13.00	12.59%	1,212	2.30%	2.95%	0.12%	20.92%
	4/1/2003 - 3/31/2004 (4)	8.66	0.02	3.07	3.09	(0.02)	—	(0.02)	11.73	35.79%	781	2.30%	3.36%	0.23%	58.63%
	4/1/2002 - 3/31/2003 (4)	11.07	0.02	(2.32)	(2.30)	(0.05)	(0.06)	(0.11)	8.66	(20.93%)	1,656	2.30%	4.39%	0.26%	19.60%

See Notes to Financial Statements	C-4	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions					Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income(Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains		Total Distributions	Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to net Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to gross Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Large-Cap Value Fund
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$13.03	$0.04	$0.68	$0.72	($0.01)	($0.09)		($0.10)	$13.65	5.52%	$67,638	1.40%	1.70%	0.60%	11.42%
	4/1/2006 - 3/31/2007 (4)	12.67	0.06	1.37	1.43	(0.04)	(1.03)		(1.07)	13.03	12.09%	56,601	1.63%	2.05%	0.50%	19.58%
	4/1/2005 - 3/31/2006 (4)	11.30	0.02	1.38	1.40	(0.03)	(—	)(6)	(0.03)	12.67	12.47%	34,459	1.80%	2.25%	0.20%	77.07%
	4/1/2004 - 3/31/2005 (4)	10.94	0.06	0.35	0.41	(0.05)	—		(0.05)	11.30	3.78%	50,430	1.80%	2.28%	0.54%	43.72%
	4/1/2003 - 3/31/2004 (4)	7.83	0.03	3.09	3.12	(0.01)	—		(0.01)	10.94	39.91%	25,315	1.80%	2.73%	0.29%	38.10%
	4/1/2002 - 3/31/2003 (4)	10.92	0.04	(3.05)	(3.01)	(0.02)	(0.06)		(0.08)	7.83	(27.69%)	11,736	1.80%	2.94%	0.41%	49.00%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$12.81	($0.01)	$0.67	$0.66	$—	($0.09)		($0.09)	$13.38	5.13%	$677	2.15%	2.45%	(0.15%)	11.42%
	4/1/2006 - 3/31/2007 (4)	12.51	(0.01)	1.34	1.33	—	(1.03)		(1.03)	12.81	11.43%	687	2.20%	2.62%	(0.07%)	19.58%
	4/1/2005 - 3/31/2006 (4)	11.19	(0.03)	1.37	1.34	(0.02)	(—	)(6)	(0.02)	12.51	11.99%	573	2.30%	2.75%	(0.30%)	77.07%
	4/1/2004 - 3/31/2005 (4)	10.83	— (6)	0.36	0.36	—	—		—	11.19	3.32%	504	2.30%	2.78%	0.04%	43.72%
	4/1/2003 - 3/31/2004 (4)	7.78	(0.02)	3.08	3.06	(0.01)	—		(0.01)	10.83	39.36%	556	2.30%	3.23%	(0.21%)	38.10%
	4/1/2002 - 3/31/2003 (4)	10.91	(0.01)	(3.03)	(3.04)	(0.03)	(0.06)		(0.09)	7.78	(28.02%)	955	2.30%	3.44%	(0.09%)	49.00%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$12.78	($0.01)	$0.66	$0.65	$—	($0.09)		($0.09)	$13.34	5.06%	$1,436	2.15%	2.45%	(0.15%)	11.42%
	4/1/2006 - 3/31/2007 (4)	12.48	(0.01)	1.34	1.33	—	(1.03)		(1.03)	12.78	11.46%	1,551	2.20%	2.62%	(0.07%)	19.58%
	4/1/2005 - 3/31/2006 (4)	11.16	(0.03)	1.36	1.33	(0.01)	(—	)(6)	(0.01)	12.48	11.88%	1,599	2.30%	2.75%	(0.30%)	77.07%
	4/1/2004 - 3/31/2005 (4)	10.81	— (6)	0.35	0.35	—	—		—	11.16	3.33%	1,538	2.30%	2.78%	0.04%	43.72%
	4/1/2003 - 3/31/2004 (4)	7.77	(0.02)	3.07	3.05	(0.01)	—		(0.01)	10.81	39.27%	1,277	2.30%	3.23%	(0.21%)	38.10%
	4/1/2002 - 3/31/2003 (4)	10.90	(0.01)	(3.04)	(3.05)	(0.02)	(0.06)		(0.08)	7.77	(28.08%)	2,015	2.30%	3.44%	(0.09%)	49.00%

PL Short Duration Bond Fund
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$9.81	$0.18	$0.11	$0.29	($0.18)	$—		($0.18)	$9.92	2.94%	$78,578	1.15%	1.44%	3.64%	22.58%
	4/1/2006 - 3/31/2007 (4)	9.76	0.32	0.04	0.36	(0.31)	—		(0.31)	9.81	3.76%	66,823	1.39%	1.75%	3.28%	77.84%
	4/1/2005 - 3/31/2006 (4)	9.85	0.19	(0.09)	0.10	(0.19)	—		(0.19)	9.76	1.03%	44,945	1.55%	1.93%	1.97%	91.81%
	4/1/2004 - 3/31/2005 (4)	10.09	0.09	(0.22)	(0.13)	(0.09)	(0.02)		(0.11)	9.85	(1.34%)	35,333	1.55%	2.34%	0.93%	203.81%
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.08	0.09	—	—		—	10.09	0.90%	13,617	1.55%	2.72%	0.23%	144.88%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$9.80	$0.14	$0.11	$0.25	$(0.14)	$—		($0.14)	$9.91	2.56%	$46	1.90%	2.19%	2.89%	22.58%
	4/1/2006 - 3/31/2007 (4)	9.74	0.26	0.06	0.32	(0.26)	—		(0.26)	9.80	3.31%	45	1.96%	2.32%	2.71%	77.84%
	4/1/2005 - 3/31/2006 (4)	9.85	0.14	(0.11)	0.03	(0.14)	—		(0.14)	9.74	0.35%	20	2.05%	2.43%	1.47%	91.81%
	4/1/2004 - 3/31/2005 (4)	10.08	0.04	(0.21)	(0.17)	(0.04)	(0.02)		(0.06)	9.85	(1.77%)	13	2.05%	2.84%	0.43%	203.81%
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.09	0.08	—	—		—	10.08	0.80%	10	2.05%	3.22%	(0.27%)	144.88%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$9.79	$0.14	$0.11	$0.25	($0.13)	$—		($0.13)	$9.91	2.60%	$188	1.90%	2.19%	2.89%	22.58%
	4/1/2006 - 3/31/2007 (4)	9.74	0.27	0.03	0.30	(0.25)	—		(0.25)	9.79	3.17%	434	1.96%	2.32%	2.71%	77.84%
	4/1/2005 - 3/31/2006 (4)	9.83	0.14	(0.09)	0.05	(0.14)	—		(0.14)	9.74	0.52%	588	2.05%	2.43%	1.47%	91.81%
	4/1/2004 - 3/31/2005 (4)	10.08	0.04	(0.22)	(0.18)	(0.05)	(0.02)		(0.07)	9.83	(1.81%)	579	2.05%	2.84%	0.43%	203.81%
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.09	0.08	—	—		—	10.08	0.80%	62	2.05%	3.22%	(0.27%)	144.88%

See Notes to Financial Statements	C-5	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions				Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income(Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns(1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets(3)	Ratios of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover Rates

PL Growth LT Fund
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$13.10	$0.01		$1.39	$1.40	$—	($0.05)	($0.05)	$14.45	10.72%	$77,879	1.30%	1.62%	0.10%		16.40%
	4/1/2006 - 3/31/2007 (4)	12.23	(0.01)		0.98	0.97	—	(0.10)	(0.10)	13.10	7.95%	61,954	1.54%	1.95%	(0.08%)		37.99%
	4/1/2005 - 3/31/2006 (4)	10.64	(0.05)		1.64	1.59	—	—	—	12.23	14.94%	43,733	1.70%	2.15%	(0.44%)		69.48%
	4/1/2004 - 3/31/2005 (4)	10.34	(0.05)		0.35	0.30	—	—	—	10.64	2.90%	19,585	1.70%	2.54%	(0.44%)		42.84%
	4/1/2003 - 3/31/2004 (4)	7.62	(0.10)		2.82	2.72	—	—	—	10.34	35.70%	11,994	1.70%	3.21%	(1.08%)		42.65%
	4/1/2002 - 3/31/2003	10.32	(0.08)		(2.62)	(2.70)	—	—	—	7.62	(26.16%)	6,832	1.70%	4.01%	(0.95%)		124.73%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$12.78	($0.04)		$1.35	$1.31	$—	($0.05)	($0.05)	$14.04	10.28%	$466	2.05%	2.37%	(0.65%)		16.40%
	4/1/2006 - 3/31/2007 (4)	12.00	(0.08)		0.96	0.88	—	(0.10)	(0.10)	12.78	7.44%	445	2.11%	2.52%	(0.65%)		37.99%
	4/1/2005 - 3/31/2006 (4)	10.49	(0.11)		1.62	1.51	—	—	—	12.00	14.30%	412	2.20%	2.65%	(0.94%)		69.48%
	4/1/2004 - 3/31/2005 (4)	10.24	(0.10)		0.35	0.25	—	—	—	10.49	2.44%	373	2.20%	3.04%	(0.94%)		42.84%
	4/1/2003 - 3/31/2004 (4)	7.58	(0.15)		2.81	2.66	—	—	—	10.24	34.91%	293	2.20%	3.71%	(1.58%)		42.65%
	4/1/2002 - 3/31/2003	10.30	(0.06)		(2.66)	(2.72)	—	—	—	7.58	(26.31%)	301	2.20%	4.51%	(1.45%)		124.73%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$12.74	($0.04)		$1.34	$1.30	$—	($0.05)	($0.05)	$13.99	10.24%	$719	2.05%	2.37%	(0.65%)		16.40%
	4/1/2006 - 3/31/2007 (4)	11.95	(0.08)		0.97	0.89	—	(0.10)	(0.10)	12.74	7.46%	775	2.11%	2.52%	(0.65%)		37.99%
	4/1/2005 - 3/31/2006 (4)	10.46	(0.11)		1.60	1.49	—	—	—	11.95	14.24%	893	2.20%	2.65%	(0.94%)		69.48%
	4/1/2004 - 3/31/2005 (4)	10.21	(0.10)		0.35	0.25	—	—	—	10.46	2.45%	472	2.20%	3.04%	(0.94%)		42.84%
	4/1/2003 - 3/31/2004 (4)	7.57	(0.15)		2.79	2.64	—	—	—	10.21	34.87%	400	2.20%	3.71%	(1.58%)		42.65%
	4/1/2002 - 3/31/2003	10.31	(0.08)		(2.66)	(2.74)	—	—	—	7.57	(26.58%)	624	2.20%	4.51%	(1.45%)		124.73%

PL Mid-Cap Value Fund
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$11.62	$0.02		$0.21	$0.23	$—	($0.56)	($0.56)	$11.29	1.71%	$82,439	1.40%	1.70%	0.28%		38.12%
	4/1/2006 - 3/31/2007 (4)	10.54	(—	)(6)	1.51	1.51	—	(0.43)	(0.43)	11.62	14.80%	71,181	1.60%	2.01%	(—	%)(6)	74.07%
	4/1/2005 - 3/31/2006 (4)	9.90	(0.02)		1.30	1.28	(0.01)	(0.63)	(0.64)	10.54	13.11%	23,992	1.80%	2.44%	(0.16%)		112.93%
	12/31/2004 - 3/31/2005 (4)	10.00	(0.01)		(0.09)	(0.10)	—	—	—	9.90	(1.00%)	25,454	1.80%	3.20%	(0.42%)		16.26%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$11.48	($0.03)		$0.22	$0.19	$—	($0.56)	($0.56)	$11.11	1.38%	$65	2.15%	2.45%	(0.47%)		38.12%
	4/1/2006 - 3/31/2007 (4)	10.48	(0.06)		1.49	1.43	—	(0.43)	(0.43)	11.48	14.10%	94	2.19%	2.60%	(0.59%)		74.07%
	4/1/2005 - 3/31/2006 (4)	9.89	(0.07)		1.29	1.22	—	(0.63)	(0.63)	10.48	12.53%	64	2.30%	2.94%	(0.66%)		112.93%
	12/31/2004 - 3/31/2005 (4)	10.00	(0.02)		(0.09)	(0.11)	—	—	—	9.89	(1.10%)	33	2.30%	3.70%	(0.92%)		16.26%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$11.47	($0.03)		$0.22	$0.19	$—	($0.56)	($0.56)	$11.10	1.38%	$244	2.15%	2.45%	(0.47%)		38.12%
	4/1/2006 - 3/31/2007 (4)	10.47	(0.06)		1.49	1.43	—	(0.43)	(0.43)	11.47	14.11%	253	2.19%	2.60%	(0.59%)		74.07%
	4/1/2005 - 3/31/2006 (4)	9.89	(0.07)		1.29	1.22	(0.01)	(0.63)	(0.64)	10.47	12.50%	128	2.30%	2.94%	(0.66%)		112.93%
	12/31/2004 - 3/31/2005 (4)	10.00	(0.02)		(0.09)	(0.11)	—	—	—	9.89	(1.10%)	73	2.30%	3.70%	(0.92%)		16.26%

See Notes to Financial Statements	C-6	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions				Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Large-Cap Growth Fund (11)
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$9.43	($0.04)		$1.21	$1.17	$—	$—	$—	$10.60	12.41%	$35,219	1.50%	1.97%	(0.90%)	73.60%
	4/1/2006 - 3/31/2007 (4)	10.85	(0.09)		(0.40)	(0.49)	—	(0.93)	(0.93)	9.43	(3.80%)	29,713	1.73%	2.43%	(0.93%)	147.66%
	4/1/2005 - 3/31/2006 (4)	10.14	(0.07)		0.78	0.71	—	—	—	10.85	7.00%	19,366	1.90%	2.58%	(0.62%)	160.96%
	4/1/2004 - 3/31/2005 (4)	10.19	(0.01)		(0.04)	(0.05)	—	—	—	10.14	(0.49%)	45,147	1.90%	2.37%	(0.08%)	38.40%
	4/1/2003 - 3/31/2004 (4)	8.05	(0.07)		2.21	2.14	—	—	—	10.19	26.58%	23,408	1.90%	3.12%	(0.69%)	78.30%
	4/1/2002 - 3/31/2003 (4)	10.96	(0.06)		(2.85)	(2.91)	—	—	—	8.05	(26.55%)	7,922	1.90%	3.94%	(0.67%)	35.58%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$9.15	($0.08)		$1.18	$1.10	$—	$—	$—	$10.25	12.02%	$462	2.25%	2.72%	(1.65%)	73.60%
	4/1/2006 - 3/31/2007 (4)	10.62	(0.14)		(0.40)	(0.54)	—	(0.93)	(0.93)	9.15	(4.40%)	428	2.31%	3.01%	(1.50%)	147.66%
	4/1/2005 - 3/31/2006 (4)	9.98	(0.12)		0.76	0.64	—	—	—	10.62	6.41%	594	2.40%	3.08%	(1.12%)	160.96%
	4/1/2004 - 3/31/2005 (4)	10.07	(0.06)		(0.03)	(0.09)	—	—	—	9.98	(0.89%)	526	2.40%	2.87%	(0.58%)	38.40%
	4/1/2003 - 3/31/2004 (4)	7.98	(0.11)		2.20	2.09	—	—	—	10.07	26.19%	497	2.40%	3.62%	(1.19%)	78.30%
	4/1/2002 - 3/31/2003 (4)	10.94	(0.10)		(2.86)	(2.96)	—	—	—	7.98	(27.06%)	757	2.40%	4.44%	(1.17%)	35.58%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$9.14	($0.08)		$1.18	$1.10	$—	$—	$—	$10.24	12.04%	$804	2.25%	2.72%	(1.65%)	73.60%
	4/1/2006 - 3/31/2007 (4)	10.60	(0.14)		(0.39)	(0.53)	—	(0.93)	(0.93)	9.14	(4.31%)	824	2.31%	3.01%	(1.50%)	147.66%
	4/1/2005 - 3/31/2006 (4)	9.97	(0.12)		0.75	0.63	—	—	—	10.60	6.32%	1,654	2.40%	3.08%	(1.12%)	160.96%
	4/1/2004 - 3/31/2005 (4)	10.06	(0.06)		(0.03)	(0.09)	—	—	—	9.97	(0.89%)	1,367	2.40%	2.87%	(0.58%)	38.40%
	4/1/2003 - 3/31/2004 (4)	7.98	(0.11)		2.19	2.08	—	—	—	10.06	26.07%	1,090	2.40%	3.62%	(1.19%)	78.30%
	4/1/2002 - 3/31/2003 (4)	10.93	(0.10)		(2.85)	(2.95)	—	—	—	7.98	(26.99%)	1,467	2.40%	4.44%	(1.17%)	35.58%

PL International Large-Cap Fund (12)
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$16.64	$0.20		$0.80	$1.00	$—	($0.44)	($0.44)	$17.20	6.07%	$92,049	1.60%	2.02%	2.35%	13.21%
	4/1/2006 - 3/31/2007 (4)	15.45	0.28		2.49	2.77	(0.30)	(1.28)	(1.58)	16.64	18.70%	76,806	1.84%	2.38%	1.77%	47.87%
	4/1/2005 - 3/31/2006 (4)	12.83	(—	)(6)	2.89	2.89	(0.04)	(0.23)	(0.27)	15.45	22.72%	52,728	2.00%	2.79%	(0.03%)	63.12%
	4/1/2004 - 3/31/2005 (4)	11.61	(0.01)		1.46	1.45	—	(0.23)	(0.23)	12.83	12.73%	38,195	2.00%	3.35%	(0.12%)	55.12%
	4/1/2003 - 3/31/2004 (4)	8.20	(0.04)		3.45	3.41	—	—	—	11.61	41.59%	15,358	2.03%	5.96%	(0.38%)	150.05%
	4/1/2002 - 3/31/2003 (4)	11.03	(0.04)		(2.59)	(2.63)	—	(0.20)	(0.20)	8.20	(24.11%)	4,505	2.05%	9.08%	(0.40%)	137.37%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$16.24	$0.13		$0.77	$0.90	$—	($0.44)	($0.44)	$16.70	5.60%	$692	2.35%	2.77%	1.60%	13.21%
	4/1/2006 - 3/31/2007 (4)	15.15	0.19		2.43	2.62	(0.25)	(1.28)	(1.53)	16.24	18.12%	668	2.41%	2.95%	1.20%	47.87%
	4/1/2005 - 3/31/2006 (4)	12.60	(0.07)		2.85	2.78	—	(0.23)	(0.23)	15.15	22.16%	436	2.50%	3.29%	(0.53%)	63.12%
	4/1/2004 - 3/31/2005 (4)	11.46	(0.07)		1.44	1.37	—	(0.23)	(0.23)	12.60	12.18%	391	2.50%	3.85%	(0.62%)	55.12%
	4/1/2003 - 3/31/2004 (4)	8.14	(0.09)		3.41	3.32	—	—	—	11.46	40.79%	265	2.53%	6.46%	(0.88%)	150.05%
	4/1/2002 - 3/31/2003 (4)	11.01	(0.08)		(2.59)	(2.67)	—	(0.20)	(0.20)	8.14	(24.52%)	58	2.55%	9.58%	(0.90%)	137.37%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$16.29	$0.13		$0.77	$0.90	$—	($0.44)	($0.44)	$16.75	5.58%	$829	2.35%	2.77%	1.60%	13.21%
	4/1/2006 - 3/31/2007 (4)	15.16	0.19		2.44	2.63	(0.22)	(1.28)	(1.50)	16.29	18.11%	898	2.41%	2.95%	1.20%	47.87%
	4/1/2005 - 3/31/2006 (4)	12.62	(0.07)		2.84	2.77	—	(0.23)	(0.23)	15.16	22.12%	897	2.50%	3.29%	(0.53%)	63.12%
	4/1/2004 - 3/31/2005 (4)	11.48	(0.07)		1.44	1.37	—	(0.23)	(0.23)	12.62	12.16%	593	2.50%	3.85%	(0.62%)	55.12%
	4/1/2003 - 3/31/2004 (4)	8.14	(0.09)		3.43	3.34	—	—	—	11.48	40.86%	222	2.53%	6.46%	(0.88%)	150.05%
	4/1/2002 - 3/31/2003 (4)	11.01	(0.08)		(2.59)	(2.67)	—	(0.20)	(0.20)	8.14	(24.43%)	79	2.55%	9.58%	(0.90%)	137.37%

See Notes to Financial Statements	C-7	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions					Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized andUnrealized Gain(Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rates

PL Small-Cap Value Fund (13)
Class A:	6/29/2007 - 9/30/2007 (5)	$10.00	$0.03	($0.44)	($0.41)	$—	$—		$—	$9.59	(4.00%)	$15,293	1.50%	2.34%	1.72%	2.50%

PL Main Street Core Fund
Class A:	4/1/2007 - 9/30/2007 (5)	$11.46	$0.03	$1.03	$1.06	($0.02)	($0.22)		($0.24)	$12.28	9.34%	$108,580	1.20%	1.55%	0.63%	50.57%
	4/1/2006 - 3/31/2007	10.67	0.05	0.92	0.97	(0.03)	(0.15)		(0.18)	11.46	9.23%	87,136	1.43%	1.88%	0.54%	107.36%
	9/30/2005 - 3/31/2006	10.00	0.01	0.67	0.68	(0.01)	—		(0.01)	10.67	6.85%	53,930	1.60%	2.00%	0.29%	42.30%

PL Emerging Markets Fund
Class A:	4/1/2007 - 9/30/2007 (5)	$13.01	$0.08	$3.26	$3.34	$—	($0.24)		($0.24)	$16.11	25.82%	$53,955	1.55%	2.27%	0.96%	32.91%
	4/1/2006 - 3/31/2007	12.00	0.06	1.56	1.62	(0.05)	(0.56)		(0.61)	13.01	14.49%	51,376	1.78%	2.81%	0.49%	58.31%
	9/30/2005 - 3/31/2006	10.00	0.08	2.00	2.08	(0.08)	(—)	(6)	(0.08)	12.00	20.94%	33,476	1.95%	5.53%	1.88%	41.88%

PL Managed Bond Fund
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$10.16	$0.20	$0.05	$0.25	($0.10)	($0.01)		($0.11)	$10.30	2.47%	$138,540	1.15%	1.49%	4.07%	277.61%
	4/1/2006 - 3/31/2007 (4)	9.98	0.35	0.22	0.57	(0.39)	—		(0.39)	10.16	5.90%	101,940	1.39%	1.82%	3.49%	477.64%
	4/1/2005 - 3/31/2006 (4)	10.03	0.29	(0.07)	0.22	(0.27)	—		(0.27)	9.98	2.19%	68,825	1.55%	2.00%	2.84%	534.38%
	4/1/2004 - 3/31/2005 (4)	10.45	0.14	(0.09)	0.05	(0.25)	(0.22)		(0.47)	10.03	0.56%	42,546	1.55%	2.22%	1.37%	323.24%
	4/1/2003 - 3/31/2004 (4)	10.16	0.17	0.46	0.63	(0.34)	—		(0.34)	10.45	6.28%	19,802	1.55%	2.86%	1.65%	459.70%
	4/1/2002 - 3/31/2003 (4)	9.85	0.21	1.02	1.23	(0.36)	(0.56)		(0.92)	10.16	12.80%	18,236	1.55%	2.82%	2.02%	445.26%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$10.14	$0.17	$0.05	$0.22	($0.07)	($0.01)		($0.08)	$10.28	2.09%	$868	1.90%	2.24%	3.32%	277.61%
	4/1/2006 - 3/31/2007 (4)	9.96	0.29	0.22	0.51	(0.33)	—		(0.33)	10.14	5.31%	915	1.96%	2.39%	2.92%	477.64%
	4/1/2005 - 3/31/2006 (4)	10.01	0.24	(0.07)	0.17	(0.22)	—		(0.22)	9.96	1.67%	1,049	2.05%	2.50%	2.34%	534.38%
	4/1/2004 - 3/31/2005 (4)	10.44	0.09	(0.10)	(0.01)	(0.20)	(0.22)		(0.42)	10.01	(0.05%)	1,135	2.05%	2.72%	0.87%	323.24%
	4/1/2003 - 3/31/2004 (4)	10.14	0.12	0.46	0.58	(0.28)	—		(0.28)	10.44	5.86%	972	2.05%	3.36%	1.15%	459.70%
	4/1/2002 - 3/31/2003 (4)	9.84	0.15	1.03	1.18	(0.32)	(0.56)		(0.88)	10.14	12.27%	1,986	2.05%	3.32%	1.52%	445.26%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$10.16	$0.17	$0.05	$0.22	($0.07)	($0.01)		($0.08)	$10.30	2.08%	$2,425	1.90%	2.24%	3.32%	277.61%
	4/1/2006 - 3/31/2007 (4)	9.98	0.29	0.22	0.51	(0.33)	—		(0.33)	10.16	5.23%	2,642	1.96%	2.39%	2.92%	477.64%
	4/1/2005 - 3/31/2006 (4)	10.02	0.24	(0.06)	0.18	(0.22)	—		(0.22)	9.98	1.75%	2,082	2.05%	2.50%	2.34%	534.38%
	4/1/2004 - 3/31/2005 (4)	10.44	0.09	(0.09)	—	(0.20)	(0.22)		(0.42)	10.02	0.04%	2,353	2.05%	2.72%	0.87%	323.24%
	4/1/2003 - 3/31/2004 (4)	10.14	0.12	0.46	0.58	(0.28)	—		(0.28)	10.44	5.86%	2,315	2.05%	3.36%	1.15%	459.70%
	4/1/2002 - 3/31/2003 (4)	9.84	0.15	1.03	1.18	(0.32)	(0.56)		(0.88)	10.14	12.28%	4,573	2.05%	3.32%	1.52%	445.26%

See Notes to Financial Statements	C-8	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions					Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Inflation Managed Fund
Class A:	4/1/2007 - 9/30/2007 (4), (5)	$10.13	$0.33	($0.02)	$0.31	($0.29)		$—	$(0.29)	$10.15	3.06%	$103,263	1.15%	1.47%	6.53%	99.86%
	4/1/2006 - 3/31/2007 (4)	10.00	0.26	0.14	0.40	(0.27)		—	(0.27)	10.13	4.15%	82,340	1.39%	1.78%	2.60%	356.40%
	4/1/2005 - 3/31/2006 (4)	10.51	0.33	(0.36)	(0.03)	(0.47)		(0.01)	(0.48)	10.00	(0.44%)	66,103	1.55%	1.89%	3.21%	188.82%
	4/1/2004 - 3/31/2005 (4)	10.93	0.20	(0.01)	0.19	(0.26)		(0.35)	(0.61)	10.51	1.99%	36,465	1.55%	2.04%	1.96%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.28	0.12	0.96	1.08	(0.20)		(0.23)	(0.43)	10.93	10.75%	16,263	1.55%	2.73%	1.13%	507.96%
	12/31/2002 - 3/31/2003 (4)	10.00	0.06	0.27	0.33	(0.05)		—	(0.05)	10.28	3.30%	6,290	1.55%	4.00%	2.19%	199.92%

Class B:	4/1/2007 - 9/30/2007 (4), (5)	$10.06	$0.29	($0.02)	$0.27	($0.25)		$—	($0.25)	$10.08	2.70%	$828	1.90%	2.22%	5.78%	99.86%
	4/1/2006 - 3/31/2007 (4)	9.93	0.20	0.14	0.34	(0.21)		—	(0.21)	10.06	3.57%	900	1.96%	2.35%	2.03%	356.40%
	4/1/2005 - 3/31/2006 (4)	10.45	0.28	(0.36)	(0.08)	(0.43)		(0.01)	(0.44)	9.93	(0.91%)	1,402	2.05%	2.39%	2.71%	188.82%
	4/1/2004 - 3/31/2005 (4)	10.89	0.15	(0.02)	0.13	(0.22)		(0.35)	(0.57)	10.45	1.43%	1,199	2.05%	2.54%	1.46%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.27	0.07	0.95	1.02	(0.17)		(0.23)	(0.40)	10.89	10.20%	697	2.05%	3.23%	0.63%	507.96%
	12/31/2002 - 3/31/2003 (4)	10.00	0.04	0.28	0.32	(0.05)		—	(0.05)	10.27	3.16%	161	2.05%	4.50%	1.69%	199.92%

Class C:	4/1/2007 - 9/30/2007 (4), (5)	$10.07	$0.29	($0.03)	$0.26	($0.25)		$—	($0.25)	$10.08	2.69%	$2,216	1.90%	2.22%	5.78%	99.86%
	4/1/2006 - 3/31/2007 (4)	9.93	0.20	0.15	0.35	(0.21)		—	(0.21)	10.07	3.56%	2,739	1.96%	2.35%	2.03%	356.40%
	4/1/2005 - 3/31/2006 (4)	10.45	0.28	(0.37)	(0.09)	(0.42)		(0.01)	(0.43)	9.93	(0.95%)	4,142	2.05%	2.39%	2.71%	188.82%
	4/1/2004 - 3/31/2005 (4)	10.89	0.15	(0.01)	0.14	(0.23)		(0.35)	(0.58)	10.45	1.44%	5,682	2.05%	2.54%	1.46%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.27	0.07	0.95	1.02	(0.17)		(0.23)	(0.40)	10.89	10.27%	4,065	2.05%	3.23%	0.63%	507.96%
	12/31/2002 - 3/31/2003 (4)	10.00	0.04	0.28	0.32	(0.05)		—	(0.05)	10.27	3.11%	480	2.05%	4.50%	1.69%	199.92%

PL Comstock Fund (14)
Class A:	4/1/2007 - 9/30/2007 (4), (5)	$14.11	$0.07	$0.25	$0.32	($0.03)		($0.16)	($0.19)	$14.24	2.22%	$109,903	1.50%	1.79%	1.04%	10.68%
	4/1/2006 - 3/31/2007 (4)	12.92	0.12	1.55	1.67	(0.11)		(0.37)	(0.48)	14.11	13.21%	83,788	1.74%	2.11%	0.92%	40.11%
	4/1/2005 - 3/31/2006 (4)	12.58	0.10	0.83	0.93	(0.06)		(0.53)	(0.59)	12.92	7.62%	62,447	1.90%	2.25%	0.79%	22.40%
	4/1/2004 - 3/31/2005 (4)	11.37	0.07	1.19	1.26	(0.05)		—	(0.05)	12.58	11.08%	23,017	1.90%	2.70%	0.55%	34.41%
	4/1/2003 - 3/31/2004 (4)	8.16	0.02	3.19	3.21	—		—	—	11.37	39.34%	11,945	1.90%	3.59%	0.24%	105.34%
	4/1/2002 - 3/31/2003	11.45	(0.11)	(3.12)	(3.23)	—		(0.06)	(0.06)	8.16	(28.26%)	5,331	1.90%	3.87%	(1.04%)	37.78%

Class B:	4/1/2007 - 9/30/2007 (4), (5)	$13.89	$0.02	$0.24	$0.26	($—	)(6)	($0.16)	($0.16)	$13.99	1.85%	$691	2.25%	2.54%	0.29%	10.68%
	4/1/2006 - 3/31/2007 (4)	12.75	0.05	1.51	1.56	(0.05)		(0.37)	(0.42)	13.89	12.49%	686	2.31%	2.68%	0.35%	40.11%
	4/1/2005 - 3/31/2006 (4)	12.42	0.04	0.82	0.86	—		(0.53)	(0.53)	12.75	7.14%	532	2.40%	2.75%	0.29%	22.40%
	4/1/2004 - 3/31/2005 (4)	11.24	0.01	1.17	1.18	—		—	—	12.42	10.50%	388	2.40%	3.20%	0.05%	34.41%
	4/1/2003 - 3/31/2004 (4)	8.10	(0.03)	3.17	3.14	—		—	—	11.24	38.77%	453	2.40%	4.09%	(0.26%)	105.34%
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.16)	(3.27)	—		(0.06)	(0.06)	8.10	(28.66%)	201	2.40%	4.37%	(1.54%)	37.78%

Class C:	4/1/2007 - 9/30/2007 (4), (5)	$13.86	$0.02	$0.23	$0.25	$—		($0.16)	($0.16)	$13.95	1.77%	$1,021	2.25%	2.54%	0.29%	10.68%
	4/1/2006 - 3/31/2007 (4)	12.72	0.05	1.52	1.57	(0.06)		(0.37)	(0.43)	13.86	12.58%	1,195	2.31%	2.68%	0.35%	40.11%
	4/1/2005 - 3/31/2006 (4)	12.41	0.04	0.81	0.85	(0.01)		(0.53)	(0.54)	12.72	7.05%	938	2.40%	2.75%	0.29%	22.40%
	4/1/2004 - 3/31/2005 (4)	11.24	0.01	1.17	1.18	(0.01)		—	(0.01)	12.41	10.50%	872	2.40%	3.20%	0.05%	34.41%
	4/1/2003 - 3/31/2004 (4)	8.11	(0.03)	3.16	3.13	—		—	—	11.24	38.60%	226	2.40%	4.09%	(0.26%)	105.34%
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.15)	(3.26)	—		(0.06)	(0.06)	8.11	(28.57%)	74	2.40%	4.37%	(1.54%)	37.78%

See Notes to Financial Statements	C-9	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions				Ratios/Supplemental Data

For the Year or Period Ended		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Mid-Cap Growth Fund (15)
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$10.93	($—	)(6)	$2.10	$2.10	$—	($0.43)	($0.43)	$12.60	19.58%	$81,059	1.45%	1.77%	(0.01%)	31.67%
	4/1/2006 - 3/31/2007 (4)	11.67	(0.07)		0.31	0.24	—	(0.98)	(0.98)	10.93	2.64%	63,462	1.68%	2.08%	(0.64%)	60.08%
	4/1/2005 - 3/31/2006 (4)	8.93	(0.11)		2.85	2.74	—	—	—	11.67	30.68%	39,980	1.85%	2.29%	(1.04%)	107.64%
	4/1/2004 - 3/31/2005 (4)	8.01	(0.12)		1.04	0.92	—	—	—	8.93	11.49%	36,882	1.85%	2.43%	(1.37%)	82.70%
	4/1/2003 - 3/31/2004 (4)	5.92	(0.10)		2.19	2.09	—	—	—	8.01	35.30%	18,388	1.85%	3.29%	(1.42%)	326.09%
	4/1/2002 - 3/31/2003	11.18	(0.09)		(4.33)	(4.42)	—	(0.84)	(0.84)	5.92	(40.51%)	6,191	1.85%	4.31%	(1.39%)	158.16%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$10.64	($0.04)		$2.04	$2.00	$—	($0.43)	($0.43)	$12.21	19.17%	$1,275	2.20%	2.52%	(0.76%)	31.67%
	4/1/2006 - 3/31/2007 (4)	11.45	(0.13)		0.30	0.17	—	(0.98)	(0.98)	10.64	2.03%	1,075	2.25%	2.65%	(1.22%)	60.08%
	4/1/2005 - 3/31/2006 (4)	8.80	(0.15)		2.80	2.65	—	—	—	11.45	30.11%	948	2.35%	2.79%	(1.54%)	107.64%
	4/1/2004 - 3/31/2005 (4)	7.93	(0.15)		1.02	0.87	—	—	—	8.80	10.97%	667	2.35%	2.93%	(1.87%)	82.70%
	4/1/2003 - 3/31/2004 (4)	5.88	(0.14)		2.19	2.05	—	—	—	7.93	34.86%	504	2.35%	3.79%	(1.92%)	326.09%
	4/1/2002 - 3/31/2003	11.17	(0.08)		(4.37)	(4.45)	—	(0.84)	(0.84)	5.88	(40.84%)	586	2.35%	4.81%	(1.89%)	158.16%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$10.62	($0.04)		$2.03	$1.99	$—	$(0.43)	($0.43)	$12.18	19.11%	$1,373	2.20%	2.52%	(0.76%)	31.67%
	4/1/2006 - 3/31/2007 (4)	11.42	(0.13)		0.31	0.18	—	(0.98)	(0.98)	10.62	2.13%	1,431	2.25%	2.65%	(1.22%)	60.08%
	4/1/2005 - 3/31/2006 (4)	8.79	(0.15)		2.78	2.63	—	—	—	11.42	29.92%	2,460	2.35%	2.79%	(1.54%)	107.64%
	4/1/2004 - 3/31/2005 (4)	7.92	(0.16)		1.03	0.87	—	—	—	8.79	10.99%	1,436	2.35%	2.93%	(1.87%)	82.70%
	4/1/2003 - 3/31/2004 (4)	5.88	(0.14)		2.18	2.04	—	—	—	7.92	34.69%	958	2.35%	3.79%	(1.92%)	326.09%
	4/1/2002 - 3/31/2003	11.16	(0.09)		(4.35)	(4.44)	—	(0.84)	(0.84)	5.88	(40.78%)	1,141	2.35%	4.81%	(1.89%)	158.16%

PL Real Estate Fund
Class A:	4/1/2007 - 9/30/2007 (4),(5)	$14.94	$0.04		($1.10)	($1.06)	($0.09)	($0.47)	($0.56)	$13.32	(7.09%)	$37,949	1.65%	2.08%	0.52%	19.48%
	4/1/2006 - 3/31/2007 (4)	12.89	0.04		3.01	3.05	(0.05)	(0.95)	(1.00)	14.94	24.19%	31,504	1.89%	2.42%	0.27%	36.83%
	4/1/2005 - 3/31/2006 (4)	9.39	0.05		3.70	3.75	(0.17)	(0.08)	(0.25)	12.89	40.43%	25,552	2.05%	2.76%	0.41%	9.81%
	12/31/2004 - 3/31/2005 (4)	10.00	0.05		(0.64)	(0.59)	(0.02)	—	(0.02)	9.39	(5.95%)	13,853	2.05%	3.57%	2.01%	0.79%

Class B:	4/1/2007 - 9/30/2007 (4),(5)	$14.84	($0.02)		($1.07)	($1.09)	($0.02)	($0.47)	($0.49)	$13.26	(7.33%)	$104	2.40%	2.83%	(0.23%)	19.48%
	4/1/2006 - 3/31/2007 (4)	12.85	(0.04)		3.00	2.96	(0.02)	(0.95)	(0.97)	14.84	23.53%	177	2.46%	2.99%	(0.30%)	36.83%
	4/1/2005 - 3/31/2006 (4)	9.39	(0.01)		3.70	3.69	(0.15)	(0.08)	(0.23)	12.85	39.65%	97	2.55%	3.26%	(0.09%)	9.81%
	12/31/2004 - 3/31/2005 (4)	10.00	0.04		(0.64)	(0.60)	(0.01)	—	(0.01)	9.39	(6.05%)	17	2.55%	4.07%	1.51%	0.79%

Class C:	4/1/2007 - 9/30/2007 (4),(5)	$14.81	($0.02)		($1.08)	($1.10)	($0.03)	($0.47)	($0.50)	$13.21	(7.38%)	$296	2.40%	2.83%	(0.23%)	19.48%
	4/1/2006 - 3/31/2007 (4)	12.85	(0.04)		2.98	2.94	(0.03)	(0.95)	(0.98)	14.81	23.42%	333	2.46%	2.99%	(0.30%)	36.83%
	4/1/2005 - 3/31/2006 (4)	9.38	(0.01)		3.70	3.69	(0.14)	(0.08)	(0.22)	12.85	39.74%	114	2.55%	3.26%	(0.09%)	9.81%
	12/31/2004 - 3/31/2005 (4)	10.00	0.03		(0.64)	(0.61)	(0.01)	—	(0.01)	9.38	(6.06%)	32	2.55%	4.07%	1.51%	0.79%

See Notes to Financial Statements	C-10	See explanation of references and symbols on C-11

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References and Symbols

**	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(1)

The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(2)

The ratios of net expenses after expense reductions to average daily net assets are after any adviser expense reimbursements, administrator fee reductions, and distributor fee waivers, as discussed in Note 5 to the Financial Statements. Additionally, non 12b-1 service fees for Class A shares were reduced by 0.25% effective January 1, 2007. The expense ratios for all the PL Portfolio Optimization Funds do not include expenses of the underlying funds (see Note 1 to Financial Statements) in which the PL Portfolio Optimization Funds invest.

(3)	The ratios are annualized for periods of less than one full year.

(4)	Per share investment income has been calculated using the average shares method.

(5)	Unaudited.

(6)	Amount represents less than $0.005 per share or less than 0.005%.

(7)	Class B and C shares of the PL Money Market Fund were converted to Class A shares on June 29, 2005.

(8)

The expense cap for the PL Money Market Class A was 0.05% for the period July 1, 2002 to June 30, 2005. From July 1, 2005 to August 31, 2006 the expense cap was 0.45%. Subsequent to August 31, 2006 the expense cap was 0.30%.

(9)	Prior to October 1, 2005, the PL Small-Cap Growth Fund was named the PF AIM Aggressive Growth Fund.

(10)	Prior to May 1, 2006, the PL International Value Fund was named PF Lazard International Value Fund.

(11)	Prior to January 1, 2006, the PL Large-Cap Growth Fund was named the PF AIM Blue Chip Fund.

(12)	Prior to January 1, 2004, the PL International Large-Cap Fund was named the PF MFS Global Growth Fund.

(13)	Operations commenced on June 29, 2007.

(14)	Prior to May 1, 2003, the PL Comstock Fund was named the PF Janus Strategic Value Fund.

(15)	Prior to May 1, 2003, the PL Mid-Cap Growth Fund was named the PF MFS Mid-Cap Growth Fund.

C-11

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

          Pacific Life Funds (formerly Pacific Funds) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company, and as of September 30, 2007, was comprised of twenty-two separate funds (each individually, a “Fund”, and collectively, the “Funds”):

Current Name	Former Name Prior to January 1, 2007

PL Portfolio Optimization Conservative	PF Portfolio Optimization Model A
PL Portfolio Optimization Moderate-Conservative	PF Portfolio Optimization Model B
PL Portfolio Optimization Moderate	PF Portfolio Optimization Model C
PL Portfolio Optimization Moderate-Aggressive	PF Portfolio Optimization Model D
PL Portfolio Optimization Aggressive	PF Portfolio Optimization Model E
PL Money Market Fund	PF Pacific Life Money Market Fund
PL Small-Cap Growth Fund	PF NB Fasciano Small Equity Fund
PL International Value Fund	PF AllianceBernstein International Value Fund, prior to May 1, 2006, the Fund was named PF Lazard International Value Fund
PL Large-Cap Value Fund	PF Salomon Brothers Large-Cap Value Fund
PL Short Duration Bond Fund	PF Goldman Sachs Short Duration Bond Fund
PL Growth LT Fund	PF Janus Growth LT Fund
PL Mid-Cap Value Fund	PF Lazard Mid-Cap Value Fund
PL Large-Cap Growth Fund	PF Loomis Sayles Large-Cap Growth Fund
PL International Large-Cap Fund	PF MFS International Large-Cap Fund
PL Small-Cap Value Fund (1)
PL Main Street® Core Fund (2)	PF Oppenheimer Main Street Core Fund
PL Emerging Markets Fund	PF Oppenheimer Emerging Markets Fund
PL Managed Bond Fund	PF PIMCO Managed Bond Fund
PL Inflation Managed Fund	PF PIMCO Inflation Managed Fund
PL Comstock Fund	PF Van Kampen Comstock Fund
PL Mid-Cap Growth Fund	PF Van Kampen Mid-Cap Growth Fund
PL Real Estate Fund	PF Van Kampen Real Estate Fund

(1)	Commenced operations on June 29, 2007.

(2)	Main Street is a registered trademark of OppenheimerFunds, Inc.

          Each Fund, with the exception of PL Money Market, PL Small-Cap Value, PL Main Street Core, and PL Emerging Markets Funds, has at least three separate classes of shares: Class A, B, and C. PL Money Market, PL Small-Cap Value, PL Main Street Core, and PL Emerging Markets Funds offer Class A shares only. PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive and PL Portfolio Optimization Aggressive, (collectively, the “Portfolio Optimization Funds”) also offer Class R shares. Presently, only the Portfolio Optimization Funds can invest in PL Small-Cap Value, PL Main Street Core, and PL Emerging Markets Funds. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at net asset value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within one year of purchase. Class A shares of PL Money Market Fund are sold at NAV without an initial sales charge.

          The Portfolio Optimization Funds invest all of their assets in Class A shares of other funds of Pacific Life Funds (collectively, the “Underlying Funds”) without payment of a front-end sales charge. No CDSC is charged to the Portfolio Optimization Funds upon the sales of shares of the Underlying Funds. An asset allocation process is used to determine each of the Portfolio Optimization Funds’ investment mixes. The Portfolio Optimization Funds use a monthly allocation percentage (“MAP”) method, which considers the value of the Underlying Funds and a sales forecast for the upcoming month, to invest purchase proceeds and meet redemption needs. This method is intended to help maintain target allocations, although there is no guarantee that the Portfolio Optimization Funds will maintain their target allocations using this method. If an underlying fund’s actual allocations were to deviate substantially from its target allocations, rebalancing might be used in addition to MAP. Actual holdings of the Portfolio Optimization Funds could vary from their target allocations due to actual cash flows and changes to the Underlying Funds’ asset values as a result of market movements and portfolio management decisions. The asset allocation strategy of each Portfolio Optimization Fund is periodically evaluated by an independent statistical research service and the target allocations may be updated at that time. When target allocations are updated, a process known as reallocation is used. The reallocation process may be accomplished by using rebalancing to move the assets among the Underlying Funds, or by using MAP methodology, or by using a combination of the two. Reallocation may cause the Portfolio Optimization Funds to temporarily deviate from their target allocations. The Funds offered by Pacific Life Funds may change and Underlying Funds may be added to or deleted from a Portfolio Optimization Fund. The asset class allocations, Underlying Funds (including any funds organized in the future), or target allocations with respect to each Underlying Fund may be changed without prior approval from shareholders as determined necessary to pursue stated investment goals. The target allocation percentages as well as other information on the Portfolio Optimization Funds is described in the prospectuses.

2. SIGNIFICANT ACCOUNTING POLICIES

          The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          A. Fund Valuation

          The NAV per share for each Fund is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including when foreign markets are closed. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier. The NAV of the Portfolio Optimization Funds is calculated based on the NAVs calculated for each of the Underlying Funds.

          Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including option contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked quotations obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. Fixed income securities are generally valued at evaluated prices obtained from pricing services and quotation reporting systems, or the mean between bid and ask quotations provided by such providers, or by market makers, or broker-dealers. Bank loans are valued at the mean between bid and ask quotations, provided by pricing services. If ask quotations are not available, securities and loans may be valued at bid quotations or evaluated prices. Certain bonds are valued by benchmark, matrix, or other pricing processes approved by the Funds’ Board of Trustees (the “Board”). Money market instruments and short-term securities maturing within sixty days are valued at amortized cost, which approximates market value.

          Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a Fund could obtain for a security if it were to dispose of the security as of the close of the NYSE.

          In determining the fair value of securities, the Funds may consider available information, including information that becomes known after the time of close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.

          If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time that the Fund’s NAV is determined, or if, under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.

          The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign securities. These fair values may not be indicative of the price that a Fund could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

          B. Securities Transactions and Investment Income

          Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (GNMA) Securities), if any, may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities and the PL Money Market Fund, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.

          Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and/or service fees (see Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative daily net assets.

          C. Distributions to Shareholders

          The Funds currently declare and pay dividends on net investment income at least annually, except for the PL Money Market, PL Short Duration Bond, PL Managed Bond, PL Inflation Managed, and PL Real Estate Funds. Dividends are generally:

1) declared daily and paid monthly for the PL Money Market Fund;

2) declared and paid monthly for the PL Short Duration Bond, PL Managed Bond, and PL Inflation Managed Funds; and

3) declared and paid quarterly for the PL Real Estate Fund. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for all Funds.

          Dividends on net investment income and capital gain distributions are determined in accordance with income tax

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

          D. Foreign Currency Translation

          Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends and variation margin received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

          The Funds do not separately report on the Statements of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized gain or loss and change in unrealized appreciation or depreciation from investments.

          Net realized foreign exchange gains and losses arise from sales of a Fund’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation and depreciation arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

          E. Expense Allocation

          Typically, general expenses of the Funds are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund. Class-specific fees are charged directly to the respective share class within each Fund.

          F. Offering Costs

          The Funds bear all costs associated with offering expenses including legal, printing and support service expenses. All such costs are amortized to expense of the new Funds on a straight-line basis over twelve months from commencement of operations.

          G. Futures Contracts

          Certain Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

          H. Options Contracts

          Certain Funds may write and/or purchase call and put options on securities, futures, interest rate swaps (“swaptions”), or currencies. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying futures, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.

          I. Forward Foreign Currency Contracts

          Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a Fund’s investment in foreign securities. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          J. Swaps

          Certain Funds may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return and to manage its exposure to interest and other financial risks. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

          Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

          Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

          Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

          Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain (loss) in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

          K. Senior Loan Participations and Assignments

          Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the Borrower directly. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the Borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, selling participant, or other persons interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When a Fund purchases assignments from lenders it acquires direct rights against the Borrower on the loan.

          L. Inflation-Indexed Bonds

          Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.

          M. Stripped Mortgage-Backed Securities

          Certain Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. IOs are subject to accelerated principal paydowns as a result of prepayment or refinancing of underlying pool of mortgage instruments. As a result, interest income on IOs may be reduced considerably. The market value of IOs is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of POs increase, the yield on POs increases. Payments received for IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

of an IO, adjustments are made to book value of the security on each coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

          N. Equity-Linked Structured Notes

          Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

          O. Government Sponsored Enterprise Securities

          Certain Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLB’s”). Freddie Mac, Fannie Mae, and the FHLB’s, although chartered and sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government.

          P. When-Issued Securities

          Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

          Q. Delayed-Delivery Transactions

          Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

          R. Short Sales

          Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

          S. Inverse Floater Structures

          Certain Funds may invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which a Fund, or an agent on behalf of a Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a Fund which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the Funds. Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the Funds include the right of the Funds to (1) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) transfer a corresponding share of the municipal securities from the TOB to the Funds.

          Financial transactions executed through TOB’s generally will under perform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investments in TOB Residuals likely will adversely affect a Fund’s net

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

          T. Repurchase Agreements

          Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S.Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“Standard & Poor’s”)) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

          U. New Accounting Pronouncements

          In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. FIN 48 establishes the minimum threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Effective September 28, 2007, the Funds adopted FASB Staff Position No. FIN 48-1, which provided added guidance on how to determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. The Funds adopted FIN 48 on September 28, 2007 with no impact on net assets or the financial statements.

          In addition, in September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. SFAS 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS 157 will be effective for certain financial statements for fiscal years beginning after November 15, 2007. Management is currently evaluating the potential impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

          V. General Investment Risk

          The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

          Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates. A fixed income security’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba and lower) or Standard & Poor’s (BB and Lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, structured investment vehicles and others may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be affected by downturns in the credit markets or the real estate market, and it may be difficult to value these instruments because of a thin secondary market.

          There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

          With respect to the Portfolio Optimization Funds, asset allocation does not guarantee future results. Investment in an individual fund or funds in a single asset class may outperform or underperform an asset allocation fund.

          Each Fund may not invest in illiquid securities if as a result of such investment, more than 15% (10% for the PL Money Market Fund) of its net assets would be invested in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. The market value of illiquid securities held by each Fund as of September 30, 2007 was less than 15% (10% for the PL Money Market Fund) of its net assets.

          For additional risks, refer to discussions on specific types of investments in Notes 2G through 2T above.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

          Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to the Funds. Prior to May 1, 2007, Pacific Life served as investment adviser to the Funds. During the period April 1, 2007 through April 30, 2007 and the period May 1, 2007 through September 30, 2007, Pacific Life and PLFA, respectively, earned advisory fees from the Funds at the following advisory fee rates, which are based on the average daily net assets of each Fund. The fees were accrued daily by the Funds:

PL Money Market	See (1)	PL Small-Cap Value (2)	0.95%
PL Small-Cap Growth	1.00%	PL Main Street Core	0.65%
PL International Value	0.85%	PL Emerging Markets	1.00%
PL Large-Cap Value	0.85%	PL Managed Bond	0.60%
PL Short Duration Bond	0.60%	PL Inflation Managed	0.60%
PL Growth LT	0.75%	PL Comstock	0.95%
PL Mid-Cap Value	0.85%	PL Mid-Cap Growth	0.90%
PL Large-Cap Growth	0.95%	PL Real Estate	1.10%
PL International Large-Cap	1.05%

(1)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% in excess of $500 million.

(2)	Operations commenced on June 29, 2007.

          PLFA and Pacific Life received no fees for the investment advisory services under the Investment Advisory Agreement with respect to the Portfolio Optimization Funds. The Portfolio Optimization Funds did indirectly bear the advisory fees paid by the Underlying Funds in which they invested.

          Pursuant to Fund Management Agreements, the Funds and PLFA engage other portfolio managers under PLFA’s supervision for sixteen of the twenty-two Funds. As of September 30, 2007, the following firms serve as sub-advisers for their respective Funds: Fred Alger Management, Inc. for the PL Small-Cap Growth Fund; AllianceBernstein L.P. for the PL International Value Fund; ClearBridge Advisors, LLC for the PL Large-Cap Value Fund; Goldman Sachs Asset Management, L.P. for the PL Short Duration Bond Fund; Janus Capital Management LLC for the PL Growth LT Fund; Lazard Asset Management LLC for the PL Mid-Cap Value Fund; Loomis, Sayles & Company, L.P. for the PL Large-Cap Growth Fund; MFS Investment Management for the PL International Large-Cap Fund; NFJ Investment Group L.P. for the PL Small-Cap Value Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Pacific Investment Management Company LLC for the PL Managed Bond and PL Inflation Managed Funds; and Van Kampen for the PL Comstock, PL Mid-Cap Growth and PL Real Estate Funds. PLFA, as investment adviser to the Funds, pays the related management fees to these sub-advisers as compensation for advisory services provided to the Funds.

          Pursuant to an Administration and Shareholder Services Agreement (the “Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Funds. Under the Agreement, the Funds compensated the Administrator at an annual rate of 0.35% of average daily net assets for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Funds that are outside the scope of the administrator’s and investment adviser’s responsibilities under the respective Agreements. Under the support services agreement, the Funds compensate Pacific Life and PLFA for their expenses in providing support services to the Funds in connection with various matters, including the expense of registering and qualifying the Funds on state and Federal levels, providing legal, compliance, accounting, tax and chief compliance officer services, maintaining the Funds’ legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Funds reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

          Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Funds’ shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisings, and other marketing efforts by the Distributor in connection with the distribution or sale of the Funds’ shares and makes distribution and service payments to selling groups in connection with the sale of the Funds’ shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor received distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (together the “12b-1 Plans”) for Class B, C and R shares. The Distributor also received service fees pursuant to a Class A Service Plan (non 12b-1). Under the 12b-1 Plans, each Fund paid to the Distributor both distribution and service fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.75% for Class B and C shares and 0.25% for R shares. The service fee was 0.25% for Class A, B, C, and R shares. The Class A shares did not pay a distribution fee. For the Portfolio Optimization Funds, each class of shares invests in Class A shares of the Underlying Funds, without payment of a front-end sales charge. To avoid duplication of fees, the 0.25% service fee for each class of the Portfolio Optimization Funds was waived. The fees were accrued daily.

          For the six-month period ended September 30, 2007, the Distributor, acting as underwriter, received net commissions of $5,249,888 from the sale of Class A shares and received $304,672 in CDSC from redemptions of Class B and C shares.

4. TRUSTEE COMPENSATION

          The Funds pay each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          Each independent trustee is eligible to participate in the Funds’ Deferred Compensation Plan (the “Deferred Compensation Plan”). The Deferred Compensation Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Funds that are payable in accordance with the Deferred Compensation Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Funds without a sales load. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to the market fluctuation. As of September 30, 2007, the total deferred trustee compensation liability was $171,764 for both current and retired independent trustees.

5. EXPENSE REDUCTIONS

          To help limit the Funds’ expenses PLFA pursuant to an expense limitation agreement, has contractually agreed to reimburse each Fund for its operating expenses (including organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; foreign taxes on dividends, interest or gains; interest; taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual expense rate based on a percentage of a Fund’s average daily net assets. The expense cap is 0.00% for the Portfolio Optimization Funds and 0.30% for the Underlying Funds through June 30, 2008. To the extent that the expense cap for a Fund is lower than the administrative service fee of 0.35%, Pacific Life, as Administrator, has contractually agreed to waive or reduce its fee to the level of the expense cap through June 30, 2008.

          The investment adviser expense reimbursement and administrator fee reduction for the six-month period ended September 30, 2007 for each Fund were as follows:

Funds	Investment Adviser Expense Reimbursements	Administrator Fee Reductions	Total Reimbursements and Reductions

PL Portfolio Optimization Conservative	$71,105	$47,559	$118,664
PL Portfolio Optimization Moderate-Conservative	128,429	136,355	264,784
PL Portfolio Optimization Moderate	422,797	558,169	980,966
PL Portfolio Optimization Moderate-Aggressive	463,699	615,602	1,079,301
PL Portfolio Optimization Aggressive	221,550	279,571	501,121
PL Money Market	39,849	5,289	45,138
PL Small-Cap Growth	69,080	10,195	79,275
PL International Value	134,608	20,201	154,809
PL Large-Cap Value	85,385	13,952	99,337
PL Short Duration Bond	91,517	15,921	107,438
PL Growth LT	100,769	15,225	115,994

PL Mid-Cap Value	105,711	17,079	122,790
PL Large-Cap Growth	72,258	7,154	79,412
PL International Large-Cap	167,377	18,574	185,951
PL Small-Cap Value	19,605	1,242	20,847
PL Main Street Core	150,489	21,016	171,505
PL Emerging Markets	192,972	12,017	204,989
PL Managed Bond	183,399	26,070	209,469
PL Inflation Managed	132,480	20,632	153,112
PL Comstock	123,161	20,849	144,010
PL Mid-Cap Growth	104,610	16,119	120,729
PL Real Estate	69,868	7,561	77,429

Total	$3,150,718	$1,886,352	$5,037,070

          There is no guarantee that PLFA and/or Pacific Life will continue to cap and/or reduce expenses after June 30, 2008. Such reimbursement and reduction is subject to repayment to PLFA and/or Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA and/or Pacific Life will have the effect of increasing such expenses of the Funds, but not above the expense cap.

           The cumulative reimbursement and reduction amounts, if any, as of September 30, 2007 that are subject to repayment for each Fund are as follows:

	Expiration

Funds	2008	2009	2010	2011

PL Portfolio Optimization Conservative	$227,677	$239,802	$233,903	$118,664
PL Portfolio Optimization Moderate-Conservative	355,811	442,372	517,561	264,784
PL Portfolio Optimization Moderate	679,146	1,185,218	1,647,668	980,966
PL Portfolio Optimization Moderate-Aggressive	629,641	1,107,412	1,718,549	1,079,301
PL Portfolio Optimization Aggressive	369,133	469,853	739,235	501,121
PL Money Market	213,591	166,678	113,640	45,138
PL Small-Cap Growth	142,612	134,926	149,587	79,275
PL International Value	226,073	267,723	289,007	154,809
PL Large-Cap Value	189,257	219,212	193,610	99,337
PL Short Duration Bond	189,312	150,594	197,905	107,438
PL Growth LT	136,338	140,644	213,449	115,994
PL Mid-Cap Value	58,835	173,484	198,479	122,790
PL Large-Cap Growth	172,805	245,172	170,991	79,412
PL International Large-Cap	340,780	355,135	339,401	185,951
PL Small-Cap Value	—	—	—	20,847
PL Main Street Core	—	82,462	300,236	171,505
PL Emerging Markets	—	448,741	411,421	204,989
PL Managed Bond	229,552	265,770	365,613	209,469
PL Inflation Managed	150,852	197,676	282,559	153,112
PL Comstock	142,219	138,900	263,118	144,010
PL Mid-Cap Growth	179,956	167,673	207,435	120,729
PL Real Estate	38,207	136,561	144,757	77,429

Total	$4,671,797	$6,736,008	$8,698,124	$5,037,070

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

          Due to the current regulatory and/or accounting standards, all expense reimbursements made by the investment adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2004 ($6,920,424) expired for future recoupment as of March 31, 2007. Based on the Funds’ experience, the likelihood of repayment by the Funds for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by the Funds as of September 30, 2007. The adviser expense reimbursement and administrator fee reduction is presented in the accompanying Statements of Operations.

6. TRANSACTIONS WITH AFFILIATES

          The Funds have incurred $4,717,775 of investment advisory fees, $2,085,119 of administration fees (after $1,886,352 administrator fee reduction), and $494,249 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3), for the six-month period ended September 30, 2007. As of September 30, 2007, $821,812, $698,018, and $269,333, respectively remained payable.

          For the six-month period ended September 30, 2007, the Funds also incurred $3,782,956 of distribution and/or service fees (after distribution and/or service fee waivers of $1,373,018), payable to the Distributor under the 12b-1 Plans and non 12b-1 service plan. As of September 30, 2007, $136,697 remained payable.

7. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS

          The tax character of distributions paid during the six-month period ended September 30, 2007, was as follows:

	Distributions Paid From

Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions

PL Portfolio Optimization Conservative	$152,538	$152,468	$305,006
PL Portfolio Optimization Moderate-Conservative	247,058	1,036,468	1,283,526
PL Portfolio Optimization Moderate	474,684	4,775,470	5,250,154
PL Portfolio Optimization Moderate-Aggressive	42,187	7,167,163	7,209,350
PL Portfolio Optimization Aggressive	—	3,488,783	3,488,783
PL Money Market	542,147	—	542,147
PL Small-Cap Growth	—	273,256	273,256
PL International Value	138,633	—	138,633
PL Large-Cap Value	127,662	359,610	487,272
PL Short Duration Bond	1,351,090	—	1,351,090
PL Growth LT	—	272,263	272,263
PL Mid-Cap Value	2,295,357	1,488,062	3,783,419
PL International Large-Cap	—	2,338,572	2,338,572
PL Main Street Core	1,078,410	916,810	1,995,220
PL Emerging Markets	316,734	647,637	964,371
PL Managed Bond	1,268,478	150,000	1,418,478

PL Inflation Managed	2,845,243	—	2,845,243
PL Comstock	333,822	899,204	1,233,026
PL Mid-Cap Growth	992,246	1,755,390	2,747,636
PL Real Estate	569,792	896,950	1,466,742

          The tax character of distributions paid during the year ended March 31, 2007, was as follows:

	Distributions Paid From

Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions

PL Portfolio Optimization Conservative	$708,423	$312,511	$1,020,934
PL Portfolio Optimization Moderate-Conservative	1,576,122	1,466,120	3,042,242
PL Portfolio Optimization Moderate	5,275,436	6,504,890	11,780,326
PL Portfolio Optimization Moderate-Aggressive	5,203,133	6,441,272	11,644,405
PL Portfolio Optimization Aggressive	1,747,872	3,369,147	5,117,019
PL Money Market	850,811	—	850,811
PL Small-Cap Growth	—	26,664	26,664
PL International Value	3,146,042	11,698,973	14,845,015
PL Large-Cap Value	309,131	3,211,095	3,520,226
PL Short Duration Bond	1,769,320	—	1,769,320
PL Growth LT	—	427,412	427,412
PL Mid-Cap Value	563,298	975,616	1,538,914
PL Large-Cap Growth	—	2,089,765	2,089,765
PL International Large-Cap	1,423,650	4,764,700	6,188,350
PL Main Street Core	888,934	213,353	1,102,287
PL Emerging Markets	1,918,359	40,828	1,959,187
PL Managed Bond	3,354,057	—	3,354,057
PL Inflation Managed	1,862,140	—	1,862,140
PL Comstock	1,010,840	1,554,145	2,564,985
PL Mid-Cap Growth	—	4,283,707	4,283,707
PL Real Estate	250,209	1,618,472	1,868,681

          As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Funds	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation(1)

PL Portfolio Optimization Conservative	$—	$152,518	$152,467	$620,007
PL Portfolio Optimization Moderate-Conservative	—	247,054	1,036,461	4,493,321
PL Portfolio Optimization Moderate	—	474,554	4,775,458	26,588,397
PL Portfolio Optimization Moderate-Aggressive	—	41,607	7,167,146	34,531,622
PL Portfolio Optimization Aggressive	—	—	3,488,775	17,182,477
PL Money Market	(94)	18,550	—	—
PL Small-Cap Growth	—	—	273,253	3,646,704
PL International Value	(34,881)	138,578	—	11,892,464
PL Large-Cap Value	—	127,659	359,607	9,558,575

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Funds	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)(1)

PL Short Duration Bond	($637,361)	$13,354	$—	$99,460
PL Growth LT	(13,690)	—	272,259	9,191,076
PL Mid-Cap Value	—	2,295,355	1,488,060	5,550,523
PL Large-Cap Growth	(2,634,139)	—	—	3,337,440
PL International Large-Cap	—	—	2,338,569	15,368,223
PL Main Street Core	(179)	1,078,399	916,808	6,384,513
PL Emerging Markets	(22,364)	316,731	647,636	9,137,966
PL Managed Bond	(12,842)	254,973	149,998	396,065
PL Inflation Managed	(1,467,416)	532,261	—	(595,168)
PL Comstock	—	333,814	899,198	8,887,651
PL Mid-Cap Growth	(6,739)	992,245	1,755,389	9,491,250
PL Real Estate	—	455,346	896,949	8,271,828

          (1) Amount includes appreciation and depreciation on investments, derivatives, and assets and liabilities in foreign currencies.

          The components of the accumulated capital and other losses as of March 31, 2007, are summarized in Note 8.

8. FEDERAL INCOME TAX INFORMATION

          Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2007 to qualify as a regulated investment company and is not required to pay Federal income tax under Subchapter M of the Internal Revenue Code (‘the Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

          Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2007, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers and the post-October capital and foreign currency losses deferred as of March 31, 2007, were as follows:

							Post- October Capital Loss Deferral	Post-October Foreign Currency Loss Deferral	Accumulated Capital and Other Losses
	Net Capital Loss Carryover	Net Capital Loss Carryover Expiring in

Funds		2010	2011	2013	2014	2015

PL Money Market	($94)	$—	$—	$—	($13)	($81)	$—	$—	($94)
PL International Value	—	—	—	—	—	—	—	(34,881)	(34,881)
PL Short Duration Bond	(586,766)	—	—	(87,029)	(337,035)	(162,702)	(50,595)	—	(637,361)
PL Growth LT	—	—	—	—	—	—	—	(13,690)	(13,690)
PL Large-Cap Growth*	(2,355,550)	(221,245)	(207,304)	—	—	(1,927,001)	(278,589)	—	(2,634,139)
PL Main Street Core	—	—	—	—	—	—	—	(179)	(179)
PL Emerging Markets	—	—	—	—	—	—	—	(22,364)	(22,364)
PL Managed Bond	—	—	—	—	—	—	(12,842)	—	(12,842)
PL Inflation Managed	(1,352,540)	—	—	—	(207,330)	(1,145,210)	(114,876)	—	(1,467,416)
PL Mid-Cap Growth	—	—	—	—	—	—	—	(6,739)	(6,739)

*	The availability of a certain amount of capital loss carryforward, which was acquired on December 31, 2003 in the merger with the PF Putnam Research Fund, may be limited in a given year.

          The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2007, were as follows:

Funds	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation

PL Portfolio Optimization Conservative	$33,990,835	$1,080,963	$—	$1,080,963	$—	$1,080,963
PL Portfolio Optimization Moderate-Conservative	95,468,801	7,252,295	(24,882)	7,227,413	—	7,227,413
PL Portfolio Optimization Moderate	374,814,470	42,846,900	(326,990)	42,519,910	—	42,519,910
PL Portfolio Optimization Moderate-Aggressive	399,319,752	55,370,541	(54,459)	55,316,082	—	55,316,082
PL Portfolio Optimization Aggressive	185,509,347	27,963,379	(55,959)	27,907,420	—	27,907,420
PL Money Market	29,564,742	—	—	—	—	—
PL Small-Cap Growth	47,391,541	5,346,673	(2,154,786)	3,191,887	—	3,191,887

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Funds	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)

PL International Value	$94,473,138	$19,688,682	($3,328,187)	$16,360,495	$98,736	$16,459,231
PL Large-Cap Value	57,483,896	12,844,521	(662,511)	12,182,010	38	12,182,048
PL Short Duration Bond	80,317,170	499,934	(11,400)	488,534	118,422	606,956
PL Growth LT	65,548,394	16,520,991	(839,915)	15,681,076	(25,902)	15,655,174
PL Mid-Cap Value	82,823,867	6,964,988	(5,084,725)	1,880,263	—	1,880,263
PL Large-Cap Growth	30,214,924	6,119,802	(185,424)	5,934,378	—	5,934,378
PL International Large-Cap	75,271,597	19,612,312	(1,465,811)	18,146,501	11,774	18,158,275
PL Small-Cap Value	15,857,583	417,495	(627,103)	(209,608)	—	(209,608)
PL Main Street Core	95,906,624	13,121,680	(1,247,898)	11,873,782	—	11,873,782
PL Emerging Markets	35,551,572	17,117,934	(415,787)	16,702,147	59,889	16,762,036
PL Managed Bond	167,762,051	1,450,335	(879,189)	571,146	2,610,012	3,181,158
PL Inflation Managed	202,111,568	1,234,150	(1,764,053)	(529,903)	720,593	190,690
PL Comstock	105,187,018	10,636,488	(2,068,655)	8,567,833	—	8,567,833
PL Mid-Cap Growth	66,187,590	19,404,556	(1,144,549)	18,260,007	3,448	18,263,455
PL Real Estate	33,871,573	5,501,922	(845,638)	4,656,284	4,168	4,660,452

          (1) Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

          The implementation of FIN 48 on September 28, 2007 (Note 2U) resulted in no material liability for unrecognized tax benefits as of September 30, 2007.

9. PURCHASES AND SALES OF SECURITIES

          The cost of purchases and proceeds from sales of securities (excluding short-term investments and the PL Money Market Fund since it trades exclusively in short-term debt securities) for the six-month period ended September 30, 2007, were as follows:

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PL Portfolio Optimization Conservative	$—	$—	$11,112,639	$7,447,922
PL Portfolio Optimization Moderate-Conservative	—	—	22,099,813	2,176,883
PL Portfolio Optimization Moderate	—	—	72,390,586	88,018
PL Portfolio Optimization Moderate-Aggressive	—	—	79,350,904	3,576,591
PL Portfolio Optimization Aggressive	—	—	51,798,633	2,873,970
PL Small-Cap Growth	—	—	58,953,399	53,409,656
PL International Value	—	—	36,921,757	9,344,118
PL Large-Cap Value	—	—	13,904,326	7,119,432
PL Short Duration Bond	36,082,790	15,465,214	4,607,881	—
PL Growth LT	—	—	25,338,424	11,163,813
PL Mid-Cap Value	—	—	38,619,416	28,829,789
PL Large-Cap Growth	—	—	26,149,408	24,453,165
PL International Large-Cap	—	—	22,715,501	11,227,430
PL Small-Cap Value	—	—	14,583,210	166,217
PL Main Street Core	—	—	63,638,182	49,484,823
PL Emerging Markets	—	—	17,359,550	26,054,440
PL Managed Bond	397,377,099	345,412,563	30,429,086	16,519,206
PL Inflation Managed	220,041,415	119,630,681	4,095,219	518,632
PL Comstock	—	—	33,794,444	10,051,178
PL Mid-Cap Growth	—	—	28,320,212	23,575,763
PL Real Estate	—	—	15,263,556	6,744,929

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

10. SHARES OF BENEFICIAL INTEREST

          Changes in shares of beneficial interest of each Fund were as follows:

	PL Portfolio Optimization Conservative		PL Portfolio Optimization Moderate-Conservative		PL Portfolio Optimization Moderate		PL Portfolio Optimization Moderate-Aggressive
	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007

Class A
Shares sold	613,176	794,064	1,150,280	1,523,364	3,589,330	5,913,200	4,166,142	6,170,703
Dividend and distribution reinvested	11,305	37,608	48,856	119,645	187,822	430,874	232,190	406,077
Shares repurchased	(353,267)	(671,888)	(452,839)	(1,003,945)	(1,438,967)	(2,158,319)	(1,716,038)	(1,896,294)

Net increase	271,214	159,784	746,297	639,064	2,338,185	4,185,755	2,682,294	4,680,486
Beginning shares outstanding	1,116,339	956,555	3,241,673	2,602,609	12,413,718	8,227,963	12,457,626	7,777,140

Ending shares outstanding	1,387,553	1,116,339	3,987,970	3,241,673	14,751,903	12,413,718	15,139,920	12,457,626

Class B
Shares sold	55,159	186,290	235,897	344,636	1,025,854	1,292,839	1,068,546	1,943,372
Dividend and distribution reinvested	2,212	7,705	13,632	35,994	51,249	126,451	81,881	145,685
Shares repurchased	(35,079)	(111,013)	(139,025)	(132,756)	(303,919)	(529,736)	(398,621)	(531,574)

Net increase	22,292	82,982	110,504	247,874	773,184	889,554	751,806	1,557,483
Beginning shares outstanding	269,743	186,761	1,084,664	836,790	3,642,947	2,753,393	4,494,070	2,936,587

Ending shares outstanding	292,035	269,743	1,195,168	1,084,664	4,416,131	3,642,947	5,245,876	4,494,070

Class C
Shares sold	595,391	863,678	1,436,061	1,234,705	3,755,281	4,940,141	3,371,307	4,934,871
Dividend and distribution reinvested	12,423	43,093	41,524	96,286	158,881	378,885	212,395	357,208
Shares repurchased	(611,145)	(447,370)	(400,864)	(804,169)	(1,427,222)	(1,818,137)	(1,304,484)	(1,519,145)

Net increase (decrease)	(3,331)	459,401	1,076,721	526,822	2,486,940	3,500,889	2,279,218	3,772,934
Beginning shares outstanding	1,561,774	1,102,373	2,730,526	2,203,704	11,222,531	7,721,642	11,329,854	7,556,920

Ending shares outstanding	1,558,443	1,561,774	3,807,247	2,730,526	13,709,471	11,222,531	13,609,072	11,329,854

Class R
Shares sold	53,147	20,822	16,515	118,130	327,924	215,802	94,224	87,238
Dividend and distribution reinvested	263	685	1,678	4,625	4,356	4,664	1,932	2,719
Shares repurchased	(1,307)	(1,915)	(10,462)	(26,847)	(94,212)	(28,235)	(11,087)	(14,690)

Net increase	52,103	19,592	7,731	95,908	238,068	192,231	85,069	75,267
Beginning shares outstanding	20,579	987	122,591	26,683	193,350	1,119	76,223	956

Ending shares outstanding	72,682	20,579	130,322	122,591	431,418	193,350	161,292	76,223

	PL Portfolio Optimization Aggressive		PL Money Market Fund (1)		PL Small-Cap Growth Fund		PL International Value Fund
	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007

Class A
Shares sold	2,350,972	3,079,460	32,584,317	54,952,403	408,319	2,231,530	1,956,317	1,186,866
Dividend and distribution reinvested	116,540	192,642	521,491	796,111	22,634	2,389	8,920	1,014,827
Shares repurchased	(810,540)	(806,602)	(27,358,877)	(53,943,622)	(20,737)	(710,584)	(114,192)	(608,994)

Net increase	1,656,972	2,465,500	5,746,931	1,804,892	410,216	1,523,335	1,851,045	1,592,699
Beginning shares outstanding	5,598,839	3,133,339	21,099,461	19,294,569	3,681,626	2,158,291	5,361,204	3,768,505

Ending shares outstanding	7,255,811	5,598,839	26,846,392	21,099,461	4,091,842	3,681,626	7,212,249	5,361,204

Class B
Shares sold	630,143	826,200			2,559	6,179	4,373	11,814
Dividend and distribution reinvested	37,101	58,711			225	43	—	8,972
Shares repurchased	(249,952)	(145,818)			(6,154)	(4,519)	(7,576)	(2,129)

Net increase (decrease)	417,292	739,093			(3,370)	1,703	(3,203)	18,657
Beginning shares outstanding	1,768,715	1,029,622			40,512	38,809	47,049	28,392

Ending shares outstanding	2,186,007	1,768,715			37,142	40,512	43,846	47,049

(1)	The Fund offers Class A shares only.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Portfolio Optimization Aggressive		PL Money Market Fund (1)		PL Small-Cap Growth Fund		PL International Value Fund
	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007

Class C
Shares sold	1,991,436	2,228,998			3,051	17,036	6,052	23,215
Dividend and distribution reinvested	86,595	135,286			205	59	—	24,697
Shares repurchased	(690,734)	(692,113)			(10,375)	(26,670)	(17,352)	(48,932)

Net increase (decrease)	1,387,297	1,672,171			(7,119)	(9,575)	(11,300)	(1,020)
Beginning shares outstanding	4,132,394	2,460,223			39,538	49,113	102,029	103,049

Ending shares outstanding	5,519,691	4,132,394			32,419	39,538	90,729	102,029

Class R
Shares sold	43,397	30,563
Dividend and distribution reinvested	636	611
Shares repurchased	(4,991)	(3,720)

Net increase	39,042	27,454
Beginning shares outstanding	28,336	882

Ending shares outstanding	67,378	28,336

	PL Large-Cap Value Fund		PL Short Duration Bond Fund		PL Growth LT Fund		PL Mid-Cap Value Fund
	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007

Class A
Shares sold	673,727	1,534,609	1,026,099	2,825,677	725,464	1,704,306	951,738	3,806,869
Dividend and distribution reinvested	34,561	272,507	137,108	179,695	19,412	32,358	314,859	142,487
Shares repurchased	(96,824)	(182,520)	(51,277)	(802,022)	(83,107)	(585,271)	(93,775)	(99,105)

Net increase	611,464	1,624,596	1,111,930	2,203,350	661,769	1,151,393	1,172,822	3,850,251
Beginning shares outstanding	4,343,490	2,718,894	6,810,466	4,607,116	4,728,093	3,576,700	6,126,051	2,275,800

Ending shares outstanding	4,954,954	4,343,490	7,922,396	6,810,466	5,389,862	4,728,093	7,298,873	6,126,051

Class B
Shares sold	2,991	7,741	18	3,284	2,276	4,888	1,046	2,320
Dividend and distribution reinvested	353	4,079	65	72	134	268	386	284
Shares repurchased	(6,362)	(3,985)	(99)	(843)	(4,052)	(4,674)	(3,801)	(466)

Net increase (decrease)	(3,018)	7,835	(16)	2,513	(1,642)	482	(2,369)	2,138
Beginning shares outstanding	53,597	45,762	4,614	2,101	34,835	34,353	8,210	6,072

Ending shares outstanding	50,579	53,597	4,598	4,614	33,193	34,835	5,841	8,210

Class C
Shares sold	1,937	39,192	1,683	62,817	1,782	44,666	1,963	12,112
Dividend and distribution reinvested	698	11,985	311	1,135	192	699	1,112	594
Shares repurchased	(16,469)	(57,886)	(27,398)	(80,020)	(11,377)	(59,228)	(3,163)	(2,879)

Net increase (decrease)	(13,834)	(6,709)	(25,404)	(16,068)	(9,403)	(13,863)	(88)	9,827
Beginning shares outstanding	121,431	128,140	44,341	60,409	60,826	74,689	22,018	12,191

Ending shares outstanding	107,597	121,431	18,937	44,341	51,423	60,826	21,930	22,018

(1)	The Fund offers Class A shares only.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Large-Cap Growth Fund		PL International Large-Cap Fund		PL Small-Cap Value Fund (1),(2)		PL Main Street Core Fund (2)
	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007

Class A
Shares sold	254,870	1,612,839	698,369	1,294,036	1,621,503		1,207,466	2,834,332
Dividend and distribution reinvested	11	219,375	135,150	381,312	—		166,964	101,211
Shares repurchased	(84,538)	(465,242)	(95,069)	(473,277)	(27,539)		(131,852)	(387,177)

Net increase	170,343	1,366,972	738,450	1,202,071	1,593,964		1,242,578	2,548,366
Beginning shares outstanding	3,151,617	1,784,645	4,614,726	3,412,655	—		7,600,588	5,052,222

Ending shares outstanding	3,321,960	3,151,617	5,353,176	4,614,726	1,593,964		8,843,166	7,600,588

Class B
Shares sold	1,845	2,342	3,909	13,882
Dividend and distribution reinvested	—	5,754	1,109	3,472
Shares repurchased	(3,524)	(17,288)	(4,778)	(4,979)

Net increase (decrease)	(1,679)	(9,192)	240	12,375
Beginning shares outstanding	46,730	55,922	41,167	28,792

Ending shares outstanding	45,051	46,730	41,407	41,167

Class C
Shares sold	4,919	18,950	3,567	30,649
Dividend and distribution reinvested	—	12,412	1,398	5,639
Shares repurchased	(16,499)	(97,203)	(10,575)	(40,332)

Net decrease	(11,580)	(65,841)	(5,610)	(4,044)
Beginning shares outstanding	90,133	155,974	55,114	59,158

Ending shares outstanding	78,553	90,133	49,504	55,114

	PL Emerging Markets Fund (2)		PL Managed Bond Fund		PL Inflation Managed Fund		PL Comstock Fund
	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007

Class A
Shares sold	148,085	1,034,159	3,776,211	3,755,772	1,954,914	3,165,974	1,833,901	1,902,664
Dividend and distribution reinvested	65,695	177,319	137,129	318,615	277,021	171,315	82,822	188,089
Shares repurchased	(814,501)	(51,951)	(496,180)	(940,419)	(181,234)	(1,825,311)	(134,082)	(986,149)

Net increase (decrease)	(600,721)	1,159,527	3,417,160	3,133,968	2,050,701	1,511,978	1,782,641	1,104,604
Beginning shares outstanding	3,949,044	2,789,517	10,029,054	6,895,086	8,125,435	6,613,457	5,936,123	4,831,519

Ending shares outstanding	3,348,323	3,949,044	13,446,214	10,029,054	10,176,136	8,125,435	7,718,764	5,936,123

Class B
Shares sold			1,087	3,853	265	5,726	2,748	10,030
Dividend and distribution reinvested			651	2,825	1,901	2,222	560	1,488
Shares repurchased			(7,491)	(21,858)	(9,355)	(59,747)	(3,255)	(3,942)

Net increase (decrease)			(5,753)	(15,180)	(7,189)	(51,799)	53	7,576
Beginning shares outstanding			90,162	105,342	89,393	141,192	49,343	41,767

Ending shares outstanding			84,409	90,162	82,204	89,393	49,396	49,343

Class C
Shares sold			25,240	108,164	801	37,258	2,624	50,267
Dividend and distribution reinvested			1,867	7,455	5,290	6,697	840	2,639
Shares repurchased			(51,690)	(64,166)	(58,233)	(189,178)	(16,448)	(40,458)

Net increase (decrease)			(24,583)	51,453	(52,142)	(145,223)	(12,984)	12,448
Beginning shares outstanding			260,154	208,701	271,997	417,220	86,176	73,728

Ending shares outstanding			235,571	260,154	219,855	271,997	73,192	86,176

(1)	Operations commenced on June 29, 2007.

(2)	This Fund offers Class A shares only.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Mid-Cap Growth Fund		PL Real Estate Fund
	Period ended 9/30/2007	Year ended 3/31/2007	Period ended 9/30/2007	Year ended 3/31/2007

Class A
Shares sold	442,017	2,201,255	679,277	520,344
Dividend and distribution reinvested	230,570	381,284	108,816	131,207
Shares repurchased	(44,245)	(203,376)	(48,384)	(525,599)

Net increase	628,342	2,379,163	739,709	125,952
Beginning shares outstanding	5,806,438	3,427,275	2,108,559	1,982,607

Ending shares outstanding	6,434,780	5,806,438	2,848,268	2,108,559

Class B
Shares sold	5,844	22,009	406	9,276
Dividend and distribution reinvested	3,530	7,308	321	781
Shares repurchased	(5,869)	(11,093)	(4,817)	(5,655)

Net increase (decrease)	3,505	18,224	(4,090)	4,402
Beginning shares outstanding	100,973	82,749	11,920	7,518

Ending shares outstanding	104,478	100,973	7,830	11,920

Class C
Shares sold	7,788	30,620	5,610	19,414
Dividend and distribution reinvested	4,508	18,651	836	1,227
Shares repurchased	(34,345)	(129,853)	(6,468)	(7,082)

Net increase (decrease)	(22,049)	(80,582)	(22)	13,559
Beginning shares outstanding	134,775	215,357	22,456	8,897

Ending shares outstanding	112,726	134,775	22,434	22,456

          As of September 30, 2007, Pacific Life owned 19% of the total shares outstanding of the Class A shares of the PL Small-Cap Value Fund.

          As of September 30, 2007, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C, and R) owned the following percentages of the total shares outstanding of each of the following Underlying Funds, as applicable:

	Portfolio Optimization Funds

Underlying Funds	PL Portfolio Optimization Conservative	PL Portfolio Optimization Moderate- Conservative	PL Portfolio Optimization Moderate	PL Portfolio Optimization Moderate- Aggressive	PL Portfolio Optimization Aggressive

PL Money Market	9.39%	13.80%	N/A	N/A	N/A
PL Small-Cap Growth	N/A	3.69%	23.07%	42.76%	26.89%
PL International Value	1.08%	5.79%	26.94%	37.84%	24.32%
PL Large-Cap Value	0.81%	5.53%	27.90%	36.64%	20.05%
PL Short Duration Bond	11.57%	20.23%	49.85%	16.65%	N/A
PL Growth LT	0.75%	3.80%	25.62%	39.35%	26.19%
PL Mid-Cap Value	1.08%	5.15%	29.97%	39.59%	23.49%
PL Large-Cap Growth	1.57%	5.24%	32.75%	36.50%	16.36%
PL International Large-Cap	0.61%	5.93%	25.48%	41.96%	22.57%
PL Small-Cap Value	N/A	4.72%	14.80%	25.96%	35.70%
PL Main Street Core	1.60%	6.32%	31.38%	40.13%	20.56%
PL Emerging Markets	N/A	N/A	31.76%	44.33%	23.90%
PL Managed Bond	6.87%	15.95%	44.57%	27.88%	N/A
PL Inflation Managed	5.63%	13.66%	45.11%	31.20%	N/A
PL Comstock	1.35%	7.22%	31.35%	37.11%	19.25%
PL Mid-Cap Growth	N/A	3.73%	29.58%	38.00%	21.64%
PL Real Estate	N/A	N/A	27.37%	43.31%	26.46%

11. INDEMNIFICATIONS

          Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Funds. In addition, the Funds entered into an agreement with each of the trustees which provides that the Funds will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Funds, to the fullest extent permitted by the Funds’ Declaration of Trust and By-Laws, the general

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Funds enters into contracts with service providers and others that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Funds and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)

          We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire period April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

          The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable adviser expense reimbursement, administrator fee reductions, and distributor fee waivers. The “Ending Account Value at 09/30/07” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/07-09/30/07” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from April 1, 2007 to September 30, 2007.

          You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/07-09/30/07.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable adviser expense reimbursement, administrator fee reductions, and distributor fee waivers. It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

          You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/07	Ending Account Value at 09/30/07	Annualized Expense Ratio	Expenses Paid During the Period (1) 04/01/07 - 09/30/07

PL Portfolio Optimization Conservative

Actual Fund Return
Class A	$1,000.00	$1,035.60	0.00%	$0.00
Class B	1,000.00	1,032.10	0.75%	3.81
Class C	1,000.00	1,032.20	0.75%	3.81
Class R	1,000.00	1,034.20	0.25%	1.27
Hypothetical
Class A	$1,000.00	$1,025.00	0.00%	$0.00
Class B	1,000.00	1,021.25	0.75%	3.79
Class C	1,000.00	1,021.25	0.75%	3.79
Class R	1,000.00	1,023.75	0.25%	1.26

PL Portfolio Optimization Moderate-Conservative

Actual Fund Return
Class A	$1,000.00	$1,049.40	0.00%	$0.00
Class B	1,000.00	1,046.10	0.75%	3.84
Class C	1,000.00	1,045.40	0.75%	3.84
Class R	1,000.00	1,047.90	0.25%	1.28
Hypothetical
Class A	$1,000.00	$1,025.00	0.00%	$0.00
Class B	1,000.00	1,021.25	0.75%	3.79
Class C	1,000.00	1,021.25	0.75%	3.79
Class R	1,000.00	1,023.75	0.25%	1.26

PL Portfolio Optimization Moderate

Actual Fund Return
Class A	$1,000.00	$1,063.60	0.00%	$0.00
Class B	1,000.00	1,059.80	0.75%	3.86
Class C	1,000.00	1,060.70	0.75%	3.86
Class R	1,000.00	1,062.60	0.25%	1.29
Hypothetical
Class A	$1,000.00	$1,025.00	0.00%	$0.00
Class B	1,000.00	1,021.25	0.75%	3.79
Class C	1,000.00	1,021.25	0.75%	3.79
Class R	1,000.00	1,023.75	0.25%	1.26

PL Portfolio Optimization Moderate-Aggressive

Actual Fund Return
Class A	$1,000.00	$1,073.30	0.00%	$0.00
Class B	1,000.00	1,069.50	0.75%	3.88
Class C	1,000.00	1,069.60	0.75%	3.88
Class R	1,000.00	1,073.10	0.25%	1.30
Hypothetical
Class A	$1,000.00	$1,025.00	0.00%	$0.00
Class B	1,000.00	1,021.25	0.75%	3.79
Class C	1,000.00	1,021.25	0.75%	3.79
Class R	1,000.00	1,023.75	0.25%	1.26

E-1	See explanation of references on page E-3

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value at 04/01/07	Ending Account Value at 09/30/07	Annualized Expense Ratio	Expenses Paid During the Period (1) 04/01/07 - 09/30/07

PL Portfolio Optimization Aggressive

Actual Fund Return
Class A	$1,000.00	$1,082.20	0.00%	$0.00
Class B	1,000.00	1,079.00	0.75%	3.90
Class C	1,000.00	1,079.00	0.75%	3.90
Class R	1,000.00	1,081.50	0.25%	1.30
Hypothetical
Class A	$1,000.00	$1,025.00	0.00%	$0.00
Class B	1,000.00	1,021.25	0.75%	3.79
Class C	1,000.00	1,021.25	0.75%	3.79
Class R	1,000.00	1,023.75	0.25%	1.26

PL Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,022.10	0.95%	$4.80
Hypothetical
Class A	$1,000.00	$1,020.25	0.95%	$4.80

PL Small-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,107.60	1.55%	$8.17
Class B	1,000.00	1,103.50	2.30%	12.10
Class C	1,000.00	1,103.30	2.30%	12.09
Hypothetical
Class A	$1,000.00	$1,017.25	1.55%	$7.82
Class B	1,000.00	1,013.50	2.30%	11.58
Class C	1,000.00	1,013.50	2.30%	11.58

PL International Value Fund

Actual Fund Return
Class A	$1,000.00	$1,085.80	1.40%	$7.30
Class B	1,000.00	1,081.80	2.15%	11.19
Class C	1,000.00	1,081.80	2.15%	11.19
Hypothetical
Class A	$1,000.00	$1,018.00	1.40%	$7.06
Class B	1,000.00	1,014.25	2.15%	10.83
Class C	1,000.00	1,014.25	2.15%	10.83

PL Large-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,055.20	1.40%	$7.19
Class B	1,000.00	1,051.30	2.15%	11.03
Class C	1,000.00	1,050.60	2.15%	11.02
Hypothetical
Class A	$1,000.00	$1,018.00	1.40%	$7.06
Class B	1,000.00	1,014.25	2.15%	10.83
Class C	1,000.00	1,014.25	2.15%	10.83

PL Short Duration Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,029.40	1.15%	$5.83
Class B	1,000.00	1,025.60	1.90%	9.62
Class C	1,000.00	1,026.00	1.90%	9.62
Hypothetical
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class B	1,000.00	1,015.50	1.90%	9.57
Class C	1,000.00	1,015.50	1.90%	9.57

PL Growth LT Fund

Actual Fund Return
Class A	$1,000.00	$1,107.20	1.30%	$6.85
Class B	1,000.00	1,102.80	2.05%	10.78
Class C	1,000.00	1,102.40	2.05%	10.77
Hypothetical
Class A	$1,000.00	$1,018.50	1.30%	$6.56
Class B	1,000.00	1,014.75	2.05%	10.33
Class C	1,000.00	1,014.75	2.05%	10.33

PL Mid-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,017.10	1.40%	$7.06
Class B	1,000.00	1,013.80	2.15%	10.82
Class C	1,000.00	1,013.80	2.15%	10.82
Hypothetical
Class A	$1,000.00	$1,018.00	1.40%	$7.06
Class B	1,000.00	1,014.25	2.15%	10.83
Class C	1,000.00	1,014.25	2.15%	10.83

PL Large-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,124.10	1.50%	$7.97
Class B	1,000.00	1,120.20	2.25%	11.93
Class C	1,000.00	1,120.40	2.25%	11.93
Hypothetical
Class A	$1,000.00	$1,017.50	1.50%	$7.57
Class B	1,000.00	1,013.75	2.25%	11.33
Class C	1,000.00	1,013.75	2.25%	11.33

PL International Large-Cap Fund

Actual Fund Return
Class A	$1,000.00	$1,060.70	1.60%	$8.24
Class B	1,000.00	1,056.00	2.35%	12.08
Class C	1,000.00	1,055.80	2.35%	12.08
Hypothetical
Class A	$1,000.00	$1,017.00	1.60%	$8.07
Class B	1,000.00	1,013.25	2.35%	11.83
Class C	1,000.00	1,013.25	2.35%	11.83

PL Small-Cap Value Fund (2)

Actual Fund Return
Class A	$1,000.00	$960.00	1.50%	$3.78
Hypothetical
Class A	$1,000.00	$1,017.50	1.50%	$7.57

PL Main Street Core Fund

Actual Fund Return
Class A	$1,000.00	$1,093.40	1.20%	$6.28
Hypothetical
Class A	$1,000.00	$1,019.00	1.20%	$6.06

PL Emerging Markets Fund

Actual Fund Return
Class A	$1,000.00	$1,258.20	1.55%	$8.75
Hypothetical
Class A	$1,000.00	$1,017.25	1.55%	$7.82

E-2	See explanation of references on page E-3

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value at 04/01/07	Ending Account Value at 09/30/07	Annualized Expense Ratio	Expenses Paid During the Period (1) 04/01/07 - 09/30/07

PL Managed Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,024.70	1.15%	$5.82
Class B	1,000.00	1,020.90	1.90%	9.60
Class C	1,000.00	1,020.80	1.90%	9.60
Hypothetical
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class B	1,000.00	1,015.50	1.90%	9.57
Class C	1,000.00	1,015.50	1.90%	9.57

PL Inflation Managed Fund

Actual Fund Return
Class A	$1,000.00	$1,030.60	1.15%	$5.84
Class B	1,000.00	1,027.00	1.90%	9.63
Class C	1,000.00	1,026.90	1.90%	9.63
Hypothetical
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class B	1,000.00	1,015.50	1.90%	9.57
Class C	1,000.00	1,015.50	1.90%	9.57

PL Comstock Fund

Actual Fund Return
Class A	$1,000.00	$1,022.20	1.50%	$7.58
Class B	1,000.00	1,018.50	2.25%	11.35
Class C	1,000.00	1,017.70	2.25%	11.35
Hypothetical
Class A	$1,000.00	$1,017.50	1.50%	$7.57
Class B	1,000.00	1,013.75	2.25%	11.33
Class C	1,000.00	1,013.75	2.25%	11.33

PL Mid-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,195.80	1.45%	$7.96
Class B	1,000.00	1,191.70	2.20%	12.05
Class C	1,000.00	1,191.10	2.20%	12.05
Hypothetical
Class A	$1,000.00	$1,017.75	1.45%	$7.31
Class B	1,000.00	1,014.00	2.20%	11.08
Class C	1,000.00	1,014.00	2.20%	11.08

PL Real Estate Fund

Actual Fund Return
Class A	$1,000.00	$929.10	1.65%	$7.96
Class B	1,000.00	926.70	2.40%	11.56
Class C	1,000.00	926.20	2.40%	11.56
Hypothetical
Class A	$1,000.00	$1,016.75	1.65%	$8.32
Class B	1,000.00	1,013.00	2.40%	12.08
Class C	1,000.00	1,013.00	2.40%	12.08

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 days.

(2)

The PL Small-Cap Value Fund commenced operations on June 29, 2007.The actual fund return and expenses paid during the period for this fund were for the period from June 29, 2007 through September 30, 2007 instead of for the entire six-month period. The hypothetical return is based on the entire six-month period for comparison purposes.

E-3

PACIFIC LIFE FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

          The Funds file Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Funds’ Form N-Q, when required is filed pursuant to applicable regulations, is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Funds’ Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Policies

          A description of the Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to fund securities is described in the Funds’ Statement of Additional Information (“SAI”), which is available (i) upon request, without charge, by calling 1-800-722-2333; (ii) on the Funds’ Webpage at http://www.PacificLife.com; and (iii) on the SEC’s Web site at http://www.sec.gov.

Availability of Proxy Voting Record

          The Funds file, by August 31 of each year, information regarding how the Funds’ managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Funds’ Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov.

Information Relating to Investments Held by the Fund

          For complete descriptions of the various securities and other instruments held by the Funds and their risks, please see the Funds’ prospectus and SAI. The prospectus and SAI are available (i) on the Funds’ Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling 1-800-722-2333.

E-4

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics – Not applicable.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Exhibit 99.906 CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/Mary Ann Brown

Mary Ann Brown
President

Date:	December 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris

James T. Morris
Chief Executive Officer

Date:	December 3, 2007

By:	/s/Mary Ann Brown

Mary Ann Brown
President

Date:	December 3, 2007

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	December 3, 2007